UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/12

EXPLANATORY NOTE: The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2012, originally filed with the Securities and Exchange Commission on September 6, 2012 (Accession Number 0001193125-12-382142). The sole purpose of this amendment is to correct the Series and Class Summary in the submission header of the original Form N-CSR filing. Class C000033160, Total Return Fund – Class 2, was incorrectly referenced, when the correct reference should have been Class C000033161, Total Return Fund – Class 3. Except as set forth above, this Form N-CSR/A does not amend, update or change any other items or disclosure found in the original Form N-CSR filing.

ITEM 1.	REPORTS TO STOCKHOLDERS.

GE Investments Funds, Inc.

U.S. Equity Fund

Semi-Annual Report

June 30, 2012

GE Investments Funds, Inc.

U.S. Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

U.S. Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments U.S. Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S.

Sector Allocation

as a % of Fair Value of $30,639 (in thousands) on June 30, 2012(a)(b)

Top Ten Largest Holdings

as of June 30, 2012 as a % of Fair Value(a)(b)(c)

Apple Inc.	4.29%
Express Scripts Holding Co.	2.95%
Covidien PLC	2.80%
Microsoft Corp.	2.60%
Wells Fargo & Co.	2.34%
United Parcel Service Inc.	2.29%
Cisco Systems Inc.	2.29%
Chevron Corp.	2.20%
PepsiCo Inc.	2.08%
Time Warner Inc.	1.99%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented to not include the Fund’s entire investment portfolio and may change at any time.
*	Less than 0.01%.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

U.S. Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 - June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return*	1,000.00	1,086.50	4.05
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.98	3.92

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (for the period January 1, 2012 - June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

U.S. Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

U.S. Equity Fund

	Number of Shares	Fair Value
Common Stock — 93.1%†

Advertising — 0.7%

Omnicom Group Inc.	4,347	$211,264

Aerospace & Defense — 1.4%

Honeywell International Inc.	7,672	428,404

Agricultural Products — 1.3%

Archer-Daniels-Midland Co.	13,700	404,424

Air Freight & Logistics — 2.4%

FedEx Corp.	310	28,399
United Parcel Service Inc.	8,910	701,752
		730,151

Application Software — 0.4%

Intuit Inc.	1,946	115,495

Asset Management & Custody Banks — 4.3%

Ameriprise Financial Inc.	9,013	471,019
Invesco Ltd.	19,103	431,728
State Street Corp.	9,067	404,751	(c	)
		1,307,498

Automobile Manufacturers — 0.2%

Ford Motor Co.	6,211	59,563

Biotechnology — 2.1%

Amgen Inc.	6,293	459,641
Gilead Sciences Inc.	3,768	193,223	(a	)
		652,864

Broadcasting — 1.1%

CBS Corp.	2,319	76,017
Discovery Communications Inc.	5,010	250,951	(a	)
		326,968

Cable & Satellite — 3.2%

Comcast Corp.	14,272	456,276
DIRECTV	5,548	270,853	(a	)
Liberty Global Inc.	5,426	259,092	(a	)
		986,221

Casinos & Gaming — 0.4%

Las Vegas Sands Corp.	3,105	135,036

Communications Equipment — 3.9%

Cisco Systems Inc.	40,836	701,154
Qualcomm Inc.	8,736	486,420
		1,187,574

	Number of Shares	Fair Value

Computer Hardware — 4.3%

Apple Inc.	2,252	$1,315,168	(a	)

Construction & Farm Machinery & Heavy Trucks — 0.6%

Caterpillar Inc.	538	45,682
Deere & Co.	1,656	133,921
		179,603

Consumer Finance — 1.3%

American Express Co.	6,885	400,776

Data Processing & Outsourced Services — 3.8%

Paychex Inc.	8,281	260,106
The Western Union Co.	33,346	561,547
Visa Inc.	2,733	337,881
		1,159,534

Department Stores — 0.4%

Macy’s Inc.	3,727	128,022

Diversified Chemicals — 0.3%

EI du Pont de Nemours & Co.	1,656	83,744

Diversified Financial Services — 3.5%

Citigroup Inc.	9,510	260,669
JPMorgan Chase & Co.	3,022	107,976
Wells Fargo & Co.	21,447	717,188
		1,085,833

Diversified Metals & Mining — 0.9%

Freeport-McMoRan Copper & Gold Inc.	7,730	263,361

Drug Retail — 0.4%

CVS Caremark Corp.	2,774	129,629

Electric Utilities — 1.2%

Exelon Corp.	3,105	116,810
FirstEnergy Corp.	4,852	238,670
		355,480

Electrical Components & Equipment — 0.3%

Cooper Industries PLC	1,366	93,134

Fertilizers & Agricultural Chemicals — 1.2%

Monsanto Co.	3,395	281,038
Potash Corporation of Saskatchewan Inc.	2,194	95,856
		376,894

General Merchandise Stores — 1.1%

Target Corp.	5,850	340,412

See Notes to Schedule of Investments and Notes to Financial Statements.

3

U.S. Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Healthcare Equipment — 3.1%

Covidien PLC	16,056	$858,996
Medtronic Inc.	2,692	104,261
		963,257

Healthcare Facilities — 0.3%

HCA Holdings Inc.	2,691	81,887

Healthcare Services — 2.9%

Express Scripts Holding Co.	16,213	905,172	(a	)

Heavy Electrical Equipment — 0.2%

ABB Ltd. ADR	3,643	59,454

Home Building — 0.7%

MDC Holdings Inc.	6,409	209,382

Home Furnishing Retail — 0.5%

Bed Bath & Beyond Inc.	2,608	161,174	(a	)

Home Improvement Retail — 2.0%

Lowe’s Companies Inc.	21,157	601,705

Independent Power Producers & Energy Traders — 0.9%

Calpine Corp.	6,086	100,480	(a	)
The AES Corp.	12,835	164,673	(a	)
		265,153

Industrial Machinery — 0.9%

Dover Corp.	4,265	228,647
Eaton Corp.	1,035	41,017
		269,664

Insurance Brokers — 0.3%

Marsh & McLennan Companies Inc.	2,774	89,406

Integrated Oil & Gas — 4.3%

Chevron Corp.	6,380	673,090
Exxon Mobil Corp.	1,780	152,315	(d	)
Hess Corp.	2,153	93,548
Occidental Petroleum Corp.	4,658	399,517
		1,318,470

Integrated Telecommunication Services — 0.2%

AT&T Inc.	2,070	73,816

Internet Retail — 0.4%

Amazon.com Inc.	518	118,285	(a	)

	Number of Shares	Fair Value

Internet Software & Services — 2.7%

Baidu Inc. ADR	2,960	$340,341	(a	)
eBay Inc.	9,730	408,757	(a	)
Google Inc.	124	71,929	(a	)
		821,027

Investment Banking & Brokerage — 1.1%

The Goldman Sachs Group Inc.	3,416	327,458

IT Consulting & Other Services — 0.7%

International Business Machines Corp.	1,159	226,677

Life & Health Insurance — 0.6%

MetLife Inc.	2,277	70,245
Prudential Financial Inc.	2,070	100,250
		170,495

Life Sciences Tools & Services — 1.3%

Agilent Technologies Inc.	7,515	294,889
PerkinElmer Inc.	4,554	117,493
		412,382

Managed Healthcare — 0.1%

UnitedHealth Group Inc.	787	46,040

Movies & Entertainment — 2.7%

The Walt Disney Co.	4,720	228,920
Time Warner Inc.	15,808	608,608
		837,528

Multi-Line Insurance — 0.4%

American International Group Inc.	2,789	89,499	(a	)
Hartford Financial Services Group Inc.	1,739	30,659
		120,158

Oil & Gas Equipment & Services — 1.7%

Schlumberger Ltd.	7,991	518,696

Oil & Gas Exploration & Production — 1.6%

Anadarko Petroleum Corp.	6,579	435,530
Southwestern Energy Co.	2,277	72,705	(a	)
		508,235

Oil & Gas Refining & Marketing — 0.2%

Marathon Petroleum Corp.	1,408	63,247

Oil & Gas Storage & Transportation — 0.2%

The Williams Companies Inc.	1,739	50,118

See Notes to Schedule of Investments and Notes to Financial Statements.

4

U.S. Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Packaged Foods & Meats — 1.9%

Kraft Foods Inc.	13,766	$531,643
Nestle S.A. ADR	994	59,382
		591,025

Pharmaceuticals — 3.9%

Bristol-Myers Squibb Co.	7,622	274,011
Johnson & Johnson	4,140	279,698
Novartis AG ADR	787	43,993
Pfizer Inc.	26,146	601,358
		1,199,060

Property & Casualty Insurance — 1.4%

ACE Ltd.	5,987	443,816

Real Estate Services — 0.3%

CBRE Group Inc.	5,507	90,095	(a	)

Regional Banks — 0.9%

Regions Financial Corp.	40,343	272,315

Reinsurance — 0.2%

PartnerRe Ltd.	745	56,374

Research & Consulting Services — 0.3%

Nielsen Holdings N.V.	3,354	87,942	(a	)

Semiconductors — 2.8%

Altera Corp.	1,656	56,039
Analog Devices Inc.	1,656	62,381
Intel Corp.	16,934	451,291
Texas Instruments Inc.	10,115	290,199
		859,910

Soft Drinks — 2.6%

Coca-Cola Enterprises Inc.	6,086	170,651
PepsiCo Inc.	9,026	637,777
		808,428

Specialized Finance — 1.0%

CME Group Inc.	1,201	322,000

Specialized REITs — 0.9%

American Tower Corp.	4,140	289,427

Specialty Stores — 0.4%

Dick’s Sporting Goods Inc.	2,815	135,120

Steel — 0.4%

Allegheny Technologies Inc.	3,727	118,854

	Number of Shares	Fair Value

Systems Software — 4.5%

Microsoft Corp.	26,059	$797,145
Oracle Corp.	19,501	579,180
		1,376,325

Tobacco — 0.9%

Altria Group Inc.	7,958	274,949

Total Common Stock (Cost $26,039,272)		28,601,578
Exchange Traded Funds — 1.6%
Financial Select Sector SPDR Fund	6,768	98,948	(f	)
Industrial Select Sector SPDR Fund	10,966	391,157	(f	)

Total Exchange Traded Funds (Cost $451,837)		490,105
Other Investments — 0.1%
GEI Investment Fund (Cost $6,663)		7,196	(e	)

Total Investments in Securities (Cost $26,497,772)		29,098,879
Short-Term Investments — 5.0%
GE Institutional Money Market Fund — Investment Class 0.04% (Cost $1,540,451)		1,540,451	(b,e	)

Total Investments (Cost $28,038,223)		30,639,330

Other Assets and Liabilities, net — 0.2%		71,655

NET ASSETS — 100.0%		$30,710,985

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2012	14	$949,480	$4,438

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(d)	At June 30, 2012 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.
(e)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Directors.

(f)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

*	Less than 0.05%.

†	Percentages are based on net assets as of June 30, 2012 .

Abbreviations:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poors Depository Receipts

6

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 1
	6/30/12†		12/31/11		12/31/10		12/31/09		12/31/08		12/31/07
Inception date	—		—		—		—		—		1/3/95
Net asset value, beginning of period	$30.74		$31.92		$29.23		$22.44		$36.41		$39.02
Income/(loss) from investment operations:
Net investment income	0.17		0.24		0.28	**	0.30		0.37		0.45
Net realized and unrealized gains/(losses) on invest ments	2.49		(1.17)		2.72		6.80		(13.52)		2.70
Total income/(loss) from investment operations	2.66		(0.93)		3.00		7.10		(13.15)		3.15
Less distributions from:
Net investment income	—		0.25		0.31		0.31		0.36		0.44
Net realized gains	—		—		—		—		0.46		5.32
Total distributions	—		0.25		0.31		0.31		0.82		5.76
Net asset value, end of period	$33.40		$30.74		$31.92		$29.23		$22.44		$36.41
TOTAL RETURN(a)	8.65%		(2.91)%		10.26%		31.63%		(36.05)%		8.01%

RATIOS/ SUPPLE MENTAL DATA:
Net assets, end of period (in thousands)	$30,711		$30,940		$38,305		$41,792		$37,917		$77,777
Ratios to average net assets:
Net invest ment income	0.97	%*	0.70%		0.96%		1.11%		1.03%		0.94%
Net Expenses	0.78	%(b)*	0.89	%(b)	0.69	%(b)	0.86	%(b)	0.72	%(b)	0.66%
Gross expenses	0.78	%*	0.90%		0.69%		0.86%		0.72%		0.66%
Portfolio turnover rate	45%		39%		42%		46%		56%		55%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund or, prior to 2011, in another affiliated Money Market Fund formerly managed by GEAM.
*	Annualized for periods less than one year.
**	Per share values have been calculated using the average share method.
†	Unaudited.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $26,491,109)	$29,091,683
Investments in affiliated securities, at Fair Value (cost $6,663)	7,196
Short-term affiliated investments (at amortized cost)	1,540,451
Foreign cash (cost $200)	203
Receivable for investments sold	314,945
Income receivables	20,672
Variation margin receivable	26,354
Other assets	1,208
Total assets	31,002,712

LIABILITIES
Payable for investments purchased	228,346
Payable for fund shares redeemed	7,402
Payable to GEAM	13,473
Accrued other expenses	42,506
Total liabilities	291,727
NET ASSETS	$30,710,985

NET ASSETS CONSIST OF:
Capital paid in	34,175,269
Undistributed net investment income	153,591
Accumulated net realized loss	(6,223,423)
Net unrealized appreciation on:
Investments	2,601,107
Futures	4,438
Foreign currency related transactions	3
NET ASSETS	$30,710,985

Class 1

Net Assets	30,710,985
Shares outstanding( $.001 par value; unlimited shares authorized)	919,554
Net asset value per share	$33.40

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ending June 30, 2012	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$279,863
Interest	788
Interest from affiliated investments	181
Less: Foreign taxes withheld	(2,150)
Total Income	278,682

Expenses:
Advisory and administration fees	88,278
Director’s fees	662
Custody and accounting expenses	16,427
Professional fees	9,206
Other expenses	9,948
Total expenses before waiver and reimbursement	124,521
Less: Expenses waived or borne by the adviser	(390)
Net expenses	124,131
Net investment income	154,551

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	2,008,498
Futures	33,672
Foreign currency related transactions	(85)

Increase (decrease) in unrealized appreciation/(depreciation) on:
Investments	499,247
Futures	(5,339)
Foreign currency related transactions	2
Net realized and unrealized gain on investments	2,535,995
Net increase in net assets resulting from operations	$2,690,546

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets
	Six months ended June 30, 2012*	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$ 154,551	$ 243,965
Net realized gain on investments, futures and foreign currency transactions	2,042,085	2,538,831
Net increase (decrease) in unrealized appreciation / (depreciation) on investments, futures and foreign currency transaction	493,910	(3,704,644)
Net increase (decrease) from operations	2,690,546	(921,848)
Distributions to shareholders from :
Net investment income
Class 1	—	(249,303)
Class 4**	—	—
Total distributions	—	(249,303)
Increase (decrease) in net assets from operations and distributions	2,690,546	(1,171,151)
Share transactions :
Proceeds from sale of shares
Class 1	146,984	509,995
Class 4**	—	—
Value of distributions reinvested
Class 1	—	249,303
Class 4**	—	—
Cost of shares redeemed
Class 1	(3,066,443)	(6,952,804)
Class 4**	—	(10,163)
Net decrease from share transactions	(2,919,459)	(6,203,669)
Total decrease in net assets	(228,913)	(7,374,820)

NET ASSETS
Beginning of period	30,939,898	38,314,718
End of period	$30,710,985	$30,939,898
Undistributed (distribution in excess of) net investment income, end of period	$ 153,591	$ (960)

CHANGES IN FUND SHARES

Class 1
Shares sold	4,455	15,638
Issued for distributions reinvested	—	8,171
Shares redeemed	(91,521)	(217,371)
Net decrease in fund shares	(87,066)	(193,562)

Class 4**
Shares sold	—	—
Issued for distributions reinvested	—	—
Shares redeemed	—	(296)
Net decrease in fund shares	—	(296)

*	(Unaudited)
**	Share Class 4 was closed effective April 30, 2011

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2012 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following ten are currently being offered: U.S. Equity Fund, (the “Fund”) S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) as an investment option for variable life insurance contracts and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The

Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided

11

Notes to Financial Statements	June 30, 2012 (Unaudited)

for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require

12

Notes to Financial Statements	June 30, 2012 (Unaudited)

that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$28,601,578	$—	$—	$28,601,578
Exchange Traded Funds	490,105	—	—	490,105
Other Investments	—	7,196	—	7,196
Short-Term Investments	1,540,451	—	—	1,540,451

Total Investments in Securities	$30,632,134	$7,196	$—	$30,639,330

Other Financial Instruments*
Futures Contracts — Unrealized Appreciation	$4,438	$—	$—	$4,438

† See Schedule of Investments for Industry Classification

*  Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

13

Notes to Financial Statements	June 30, 2012 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2012.

	Asset Derivatives June 30, 2012			Liability Derivatives June 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	4,438	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operation, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	4,988,305/(4,442,937)	33,672	(5,339)
5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2012.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 17, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each Fund within such platforms.

14

Notes to Financial Statements	June 30, 2012 (Unaudited)

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2012 were as follows:

Non U.S. Government Securities
Purchases	Sales
$13,944,781	$17,495,515

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2008, 2009, 2010 and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2012, information on the tax cost of investments was as follows:

	Gross Tax
Cost of Investments For Tax Purposes	Appreciation	Depreciation	Net Tax Appreciation
$29,006,130	$3,406,485	$(1,773,285)	$1,633,200

As of December 31, 2011, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$6,866,202	$—	12/31/2017
412,664	—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2011, the Fund utilized $1,864,022 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2011 as follows:

Capital	Ordinary
$9,968	$17

The tax composition of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2011	$249,303	$—	$249,303
2010	369,300	—	369,300

15

Notes to Financial Statements	June 30, 2012 (Unaudited)

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures investments organized as partnerships for tax purposes and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2011 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$3,476	$106	$(3,582)

9.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Mid-Cap Equity Fund and the Money Market Fund were liquidated. These funds ceased operations and are no longer offered for investment.

16

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

17

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

18

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

19

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

20

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

21

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

S&P 500 Index Fund

Semi-Annual Report

June 30, 2012

GE Investments Funds, Inc.

S&P 500 Index Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

S&P 500 Index Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments S&P 500 Index Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500® Composite Stock Index (S&P 500 Index). The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation

as a % of Fair Value of $189,678 (in thousands) on June 30, 2012(a)(b)

Top Ten Largest Holdings

as of June 30, 2012 as a % of Fair Value(a)(b)(c)

Apple Inc.	4.34%
Exxon Mobil Corp.	3.18%
Microsoft Corp.	1.81%
International Business Machines Corp.	1.80%
General Electric Co.	1.75%
AT&T Inc.	1.66%
Chevron Corp.	1.66%
Johnson & Johnson	1.47%
Wells Fargo & Co.	1.41%
The Coca-Cola Co.	1.40%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented to not include the Fund’s entire investment portfolio and may change at any time.
*	Less than 0.05%

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

S&P 500 Index Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 – June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return*	1,000.00	1,093.20	1.93
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,023.02	1.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (for the period January 1, 2012 - June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

S&P 500 Index Fund

Schedule of Investments	June 30, 2012 (Unaudited)

S&P 500 Index Fund

	Number of Shares	Fair Value
Common Stock — 97.7%†

Advertising — 0.1%

Omnicom Group Inc.	3,980	$193,428
The Interpublic Group of Companies Inc.	6,930	75,191
		268,619

Aerospace & Defense — 2.5%

General Dynamics Corp.	5,267	347,411
Goodrich Corp.	1,884	239,080
Honeywell International Inc.	11,543	644,561
L-3 Communications Holdings Inc.	1,500	111,015
Lockheed Martin Corp.	4,052	352,848
Northrop Grumman Corp.	3,922	250,184
Precision Castparts Corp.	2,200	361,878
Raytheon Co.	5,169	292,514
Rockwell Collins Inc.	2,268	111,926
Textron Inc.	4,225	105,076
The Boeing Co.	11,186	831,120	(d)
United Technologies Corp.	13,672	1,032,646	(d)
		4,680,259

Agricultural Products — 0.2%

Archer-Daniels-Midland Co.	10,086	297,739

Air Freight & Logistics — 1.0%

CH Robinson Worldwide Inc.	2,500	146,325
Expeditors International of Washington Inc.	3,200	124,000
FedEx Corp.	4,811	440,736
United Parcel Service Inc.	14,396	1,133,829
		1,844,890

Airlines — 0.1%

Southwest Airlines Co.	11,049	101,872

Aluminum — 0.1%

Alcoa Inc.	16,840	147,350	(d)

Apparel Retail — 0.6%

Abercrombie & Fitch Co.	1,300	44,382
Ltd Brands Inc.	3,888	165,357
Ross Stores Inc.	3,400	212,398
The Gap Inc.	5,179	141,697
TJX Companies Inc.	11,260	483,392
Urban Outfitters Inc.	1,700	46,903	(a)
		1,094,129

Apparel, Accessories & Luxury Goods — 0.3%

Coach Inc.	4,400	257,312
Fossil Inc.	800	61,232	(a)

	Number of Shares	Fair Value

Ralph Lauren Corp.	1,000	$140,060
VF Corp.	1,302	173,752
		632,356

Application Software — 0.6%

Adobe Systems Inc.	7,384	239,020	(a,d)
Autodesk Inc.	3,348	117,147	(a)
Citrix Systems Inc.	2,900	243,426	(a)
Intuit Inc.	4,300	255,205
Salesforce.com Inc.	2,100	290,346	(a)
		1,145,144

Asset Management & Custody Banks — 1.1%

Ameriprise Financial Inc.	3,304	172,667
BlackRock Inc.	1,965	333,696
Federated Investors Inc.	1,500	32,775
Franklin Resources Inc.	2,200	244,178
Invesco Ltd.	6,800	153,680
Legg Mason Inc.	1,800	47,466
Northern Trust Corp.	3,700	170,274
State Street Corp.	7,200	321,408	(c)
T Rowe Price Group Inc.	3,800	239,248
The Bank of New York Mellon Corp.	18,503	406,141
		2,121,533

Auto Parts & Equipment — 0.2%

BorgWarner Inc.	1,700	111,503	(a)
Johnson Controls Inc.	10,346	286,688
		398,191

Automobile Manufacturers — 0.3%

Ford Motor Co.	56,727	544,012

Automotive Retail — 0.2%

AutoNation Inc.	486	17,146	(a)
AutoZone Inc.	344	126,306	(a)
CarMax Inc.	3,400	88,196	(a)
O’Reilly Automotive Inc.	1,900	159,163	(a)
		390,811

Biotechnology — 1.4%

Alexion Pharmaceuticals Inc.	2,700	268,110	(a)
Amgen Inc.	11,681	853,180	(d)
Biogen Idec Inc.	3,600	519,768	(a)
Celgene Corp.	6,563	421,082	(a)
Gilead Sciences Inc.	11,549	592,233	(a)
		2,654,373

Brewers — 0.1%

Molson Coors Brewing Co.	2,298	95,620

Broadcasting — 0.3%

CBS Corp.	9,809	321,539
Discovery Communications Inc.	3,800	205,200	(a)
Scripps Networks Interactive Inc.	1,300	73,918
		600,657

See Notes to Schedule of Investments and Notes to Financial Statements.

3

S&P 500 Index Fund

Schedule of Investments	June 30, 2012 (unaudited)

	Number of Shares	Fair Value

Building Products — 0.0%*

Masco Corp.	5,990	$83,081

Cable & Satellite — 1.2%

Cablevision Systems Corp.	3,900	51,831
Comcast Corp.	40,458	1,293,442
DIRECTV	9,800	478,436	(a)
Time Warner Cable Inc.	4,696	385,542
		2,209,251

Casinos & Gaming — 0.1%

International Game Technology	4,500	70,875
Wynn Resorts Ltd.	1,100	114,092
		184,967

Coal & Consumable Fuels — 0.1%

Alpha Natural Resources Inc.	3,300	28,743	(a)
CONSOL Energy Inc.	3,600	108,864
Peabody Energy Corp.	4,279	104,921
		242,528

Commercial Printing — 0.0%*

RR Donnelley & Sons Co.	2,599	30,590

Communications Equipment — 1.8%

Cisco Systems Inc.	80,764	1,386,718	(d)
Comverse Technology Inc.	99	576	(a)
F5 Networks Inc.	1,200	119,472	(a)
Harris Corp.	1,700	71,145
JDS Uniphase Corp.	3,650	40,150	(a)
Juniper Networks Inc.	8,100	132,111	(a)
Motorola Solutions Inc.	4,335	208,557
Qualcomm Inc.	25,729	1,432,591
		3,391,320

Computer & Electronics Retail — 0.1%

Best Buy Company Inc.	4,200	88,032
GameStop Corp.	2,300	42,228
		130,260

Computer Hardware — 4.8%

Apple Inc.	14,089	8,227,976	(a)
Dell Inc.	23,128	289,563	(a,d)
Hewlett-Packard Co.	29,549	594,230
		9,111,769

Computer Storage & Peripherals — 0.7%

EMC Corp.	31,514	807,704	(a)
Lexmark International Inc.	1,000	26,580
NetApp Inc.	5,700	181,374	(a)
SanDisk Corp.	3,800	138,624	(a)
Seagate Technology PLC	5,700	140,961
Western Digital Corp.	3,300	100,584	(a)
		1,395,827

	Number of Shares	Fair Value

Construction & Engineering — 0.2%

Fluor Corp.	2,578	$127,199
Jacobs Engineering Group Inc.	1,900	71,934	(a)
Quanta Services Inc.	3,200	77,024	(a)
		276,157

Construction & Farm Machinery & Heavy Trucks — 1.0%

Caterpillar Inc.	9,732	826,344
Cummins Inc.	2,956	286,466
Deere & Co.	6,140	496,542
Joy Global Inc.	1,600	90,768
PACCAR Inc.	5,403	211,744
		1,911,864

Construction Materials — 0.0%*

Vulcan Materials Co.	2,000	79,420

Consumer Electronics — 0.0%*

Harman International Industries Inc.	1,200	47,520

Consumer Finance — 0.9%

American Express Co.	15,191	884,268	(d)
Capital One Financial Corp.	8,725	476,908
Discover Financial Services	8,098	280,029
SLM Corp.	7,600	119,396
		1,760,601

Data Processing & Outsourced Services — 1.4%

Automatic Data Processing Inc.	7,480	416,337
Computer Sciences Corp.	2,282	56,639
Fidelity National Information Services Inc.	3,400	115,872
Fiserv Inc.	2,078	150,073	(a)
Mastercard Inc.	1,550	666,671
Paychex Inc.	4,725	148,412
The Western Union Co.	9,524	160,384
Total System Services Inc.	2,302	55,087
Visa Inc.	7,400	914,862
		2,684,337

Department Stores — 0.3%
JC Penney Company Inc.	2,287	53,310
Kohl’s Corp.	3,700	168,313
Macy’s Inc.	6,130	210,566
Nordstrom Inc.	2,492	123,827
Sears Holdings Corp.	519	30,984
		587,000

Distillers & Vintners — 0.2%

Beam Inc.	2,241	140,040
Brown-Forman Corp.	1,547	149,827
Constellation Brands Inc.	2,400	64,944	(a)
		354,811

Distributors — 0.1%

Genuine Parts Co.	2,296	138,334

See Notes to Schedule of Investments and Notes to Financial Statements.

4

S&P 500 Index Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Diversified Chemicals — 0.9%

Eastman Chemical Co.	2,018	$101,647
EI du Pont de Nemours & Co.	14,161	716,122
FMC Corp.	2,200	117,656
PPG Industries Inc.	2,237	237,390
The Dow Chemical Co.	18,094	569,961
		1,742,776

Diversified Financial Services — 4.3%

Bank of America Corp.	160,929	1,316,399
Citigroup Inc.	43,870	1,202,477
Comerica Inc.	2,856	87,708
JPMorgan Chase & Co.	57,350	2,049,116	(d)
US Bancorp	28,609	920,065
Wells Fargo & Co.	79,902	2,671,923
		8,247,688

Diversified Metals & Mining — 0.3%

Freeport-McMoRan Copper & Gold Inc.	14,510	494,356
Titanium Metals Corp.	1,600	18,096
		512,452

Diversified REITs — 0.1%

Vornado Realty Trust	2,847	239,091

Diversified Support Services — 0.1%

Cintas Corp.	1,500	57,915
Iron Mountain Inc.	2,700	88,992
		146,907

Drug Retail — 0.7%

CVS Caremark Corp.	19,227	898,478
Walgreen Co.	13,313	393,799
		1,292,277

Education Services — 0.1%

Apollo Group Inc.	1,900	68,761	(a)
DeVry Inc.	800	24,776
		93,537

Electric Utilities — 2.0%

American Electric Power Company Inc.	7,125	284,287	(d)
Duke Energy Corp.	20,409	470,632
Edison International	4,842	223,700
Entergy Corp.	2,585	175,496
Exelon Corp.	12,644	475,667
FirstEnergy Corp.	6,354	312,553
NextEra Energy Inc.	6,162	424,007
Northeast Utilities	4,830	187,452
Pepco Holdings Inc.	3,300	64,581
Pinnacle West Capital Corp.	1,600	82,784
PPL Corp.	8,944	248,733

	Number of Shares	Fair Value

Progress Energy Inc.	4,556	$274,135
The Southern Co.	12,958	599,955
		3,823,982

Electrical Components & Equipment — 0.5%

Cooper Industries PLC	2,400	163,632
Emerson Electric Co.	10,938	509,492
Rockwell Automation Inc.	2,168	143,218
Roper Industries Inc.	1,500	147,870
		964,212

Electronic Components — 0.2%

Amphenol Corp.	2,500	137,300
Corning Inc.	23,139	299,187
		436,487

Electronic Equipment & Instruments — 0.0%*

FLIR Systems Inc.	2,100	40,950

Electronic Manufacturing Services — 0.2%

Jabil Circuit Inc.	2,900	58,957
Molex Inc.	1,950	46,683
TE Connectivity Ltd.	6,400	204,224
		309,864

Environmental & Facilities Services — 0.2%

Republic Services Inc.	4,750	125,685
Stericycle Inc.	1,200	110,004	(a)
Waste Management Inc.	6,803	227,220
		462,909

Fertilizers & Agricultural Chemicals — 0.6%

CF Industries Holdings Inc.	970	187,928
Monsanto Co.	8,023	664,144	(d)
The Mosaic Co.	4,600	251,896
		1,103,968

Food Distributors — 0.1%

Sysco Corp.	8,644	257,678

Food Retail — 0.3%

Safeway Inc.	3,900	70,785
The Kroger Co.	8,666	200,965
Whole Foods Market Inc.	2,400	228,768
		500,518

Footwear — 0.3%

NIKE Inc.	5,510	483,668

Gas Utilities — 0.1%

AGL Resources Inc.	1,800	69,750
ONEOK Inc.	3,000	126,930
		196,680

See Notes to Schedule of Investments and Notes to Financial Statements.

5

S&P 500 Index Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

General Merchandise Stores — 0.5%

Big Lots Inc.	900	$36,711	(a)
Dollar Tree Inc.	3,400	182,920	(a)
Family Dollar Stores Inc.	1,800	119,664
Target Corp.	9,949	578,932
		918,227

Gold — 0.2%

Newmont Mining Corp.	7,528	365,183

Healthcare Distributors — 0.4%

AmerisourceBergen Corp.	3,761	147,995
Cardinal Health Inc.	5,351	224,742
McKesson Corp.	3,602	337,687
Patterson Companies Inc.	1,200	41,364
		751,788

Healthcare Equipment — 1.7%

Baxter International Inc.	8,329	442,686	(d)
Becton Dickinson and Co.	3,188	238,303
Boston Scientific Corp.	21,443	121,582	(a)
CareFusion Corp.	3,375	86,670	(a)
Covidien PLC	7,400	395,900
CR Bard Inc.	1,302	139,887
Edwards Lifesciences Corp.	1,800	185,940	(a)
Intuitive Surgical Inc.	620	343,350	(a)
Medtronic Inc.	15,532	601,554
St Jude Medical Inc.	4,992	199,231
Stryker Corp.	4,752	261,835
Varian Medical Systems Inc.	1,700	103,309	(a)
Zimmer Holdings Inc.	2,700	173,772
		3,294,019

Healthcare Facilities — 0.0%*

Tenet Healthcare Corp.	7,895	41,370	(a)

Healthcare Services — 0.6%

DaVita Inc.	1,400	137,494	(a)
Express Scripts Holding Co.	11,951	667,224	(a)
Laboratory Corporation of America Holdings	1,400	129,654	(a)
Quest Diagnostics Inc.	2,400	143,760
		1,078,132

Healthcare Supplies — 0.0%*

DENTSPLY International Inc.	2,100	79,401

Healthcare Technology — 0.1%

Cerner Corp.	2,200	181,852	(a)

Home Building — 0.1%

DR Horton Inc.	4,000	73,520
Lennar Corp.	2,200	68,002
PulteGroup Inc.	4,635	49,595	(a)
		191,117

	Number of Shares	Fair Value

Home Entertainment Software — 0.0%*

Electronic Arts Inc.	5,400	$66,690	(a)

Home Furnishing Retail — 0.1%

Bed Bath & Beyond Inc.	3,600	222,480	(a)

Home Furnishings — 0.0%*

Leggett & Platt Inc.	1,900	40,147

Home Improvement Retail — 0.9%

Lowe’s Companies Inc.	17,602	500,601
The Home Depot Inc.	23,133	1,225,818
		1,726,419

Hotels, Resorts & Cruise Lines — 0.3%

Carnival Corp.	6,700	229,609
Marriott International Inc.	4,014	157,349
Starwood Hotels & Resorts Worldwide Inc.	2,900	153,816
Wyndham Worldwide Corp.	2,249	118,612
		659,386

Household Appliances — 0.0%*

Whirlpool Corp.	1,143	69,906

Household Products — 2.1%

Colgate-Palmolive Co.	7,272	757,015
Kimberly-Clark Corp.	5,836	488,882	(d)
The Clorox Co.	1,984	143,761
The Procter & Gamble Co.	41,373	2,534,096
		3,923,754

Housewares & Specialties — 0.0%*

Newell Rubbermaid Inc.	4,256	77,204

Human Resource & Employment Services — 0.0%*

Robert Half International Inc.	2,100	59,997

Hypermarkets & Super Centers — 1.3%

Costco Wholesale Corp.	6,617	628,615
Wal-Mart Stores Inc.	25,987	1,811,814
		2,440,429

Independent Power Producers & Energy Traders — 0.1%

NRG Energy Inc.	3,500	60,760	(a)
The AES Corp.	9,300	119,319	(a)
		180,079

Industrial Conglomerates — 2.7%

Danaher Corp.	8,700	453,096
General Electric Co.	159,462	3,323,188	(f)
Tyco International Ltd.	7,000	369,950
3M Co.	10,380	930,048
		5,076,282

See Notes to Schedule of Investments and Notes to Financial Statements.

6

S&P 500 Index Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Industrial Gases — 0.4%

Air Products & Chemicals Inc.	3,132	$252,846	(d)
Airgas Inc.	1,100	92,411
Praxair Inc.	4,565	496,352
		841,609

Industrial Machinery — 0.8%

Dover Corp.	2,858	153,217
Eaton Corp.	5,100	202,113
Flowserve Corp.	800	91,800
Illinois Tool Works Inc.	7,427	392,814
Ingersoll-Rand PLC	4,300	181,374
Pall Corp.	1,778	97,452
Parker Hannifin Corp.	2,372	182,359
Snap-on Inc.	1,009	62,810
Stanley Black & Decker Inc.	2,492	160,385
Xylem Inc.	3,026	76,164
		1,600,488

Industrial REITs — 0.1%

Prologis Inc.	6,699	222,608

Insurance Brokers — 0.3%

Aon PLC	5,036	235,584
Marsh & McLennan Companies Inc.	8,153	262,771
		498,355

Integrated Oil & Gas — 5.6%

Chevron Corp.	29,758	3,139,469
Exxon Mobil Corp.	70,393	6,023,529	(d)
Hess Corp.	4,670	202,912	(d)
Murphy Oil Corp.	2,900	145,841
Occidental Petroleum Corp.	12,179	1,044,593
		10,556,344

Integrated Telecommunication Services — 2.9%

AT&T Inc.	88,180	3,144,499
CenturyLink Inc.	9,399	371,167
Frontier Communications Corp.	14,674	56,201
Verizon Communications Inc.	42,567	1,891,677
Windstream Corp.	9,143	88,321
		5,551,865

Internet Retail — 1.0%

Amazon.com Inc.	5,400	1,233,090	(a)
Expedia Inc.	1,550	74,508
Netflix Inc.	900	61,623	(a)
priceline.com Inc.	790	524,971	(a)
TripAdvisor Inc.	1,550	69,269	(a)
		1,963,461

Internet Software & Services — 1.8%

Akamai Technologies Inc.	2,500	79,375	(a)
eBay Inc.	17,100	718,371	(a)
Google Inc.	3,824	2,218,188	(a)

	Number of Shares	Fair Value

VeriSign Inc.	2,362	$102,912	(a)
Yahoo! Inc.	18,389	291,098	(a)
		3,409,944

Investment Banking & Brokerage — 0.7%

E*TRADE Financial Corp.	3,440	27,658	(a)
Morgan Stanley	22,696	331,135
The Charles Schwab Corp.	16,211	209,608
The Goldman Sachs Group Inc.	7,399	709,268
		1,277,669

IT Consulting & Other Services — 2.4%

Accenture PLC	9,700	582,873
Cognizant Technology Solutions Corp.	4,700	282,000	(a)
International Business Machines Corp.	17,430	3,408,959
SAIC Inc.	3,700	44,844
Teradata Corp.	2,600	187,226	(a)
		4,505,902

Leisure Products — 0.1%

Hasbro Inc.	1,696	57,444
Mattel Inc.	5,151	167,098
		224,542

Life & Health Insurance — 0.8%

Aflac Inc.	7,000	298,130

Lincoln National Corp.	4,642	101,521
MetLife Inc.	15,773	486,597
Principal Financial Group Inc.	4,500	118,035
Prudential Financial Inc.	7,200	348,696
Torchmark Corp.	1,508	76,229
Unum Group	4,589	87,788
		1,516,996

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	5,285	207,383
Life Technologies Corp.	2,603	117,109	(a)
PerkinElmer Inc.	1,410	36,378
Thermo Fisher Scientific Inc.	5,528	286,958
Waters Corp.	1,300	103,311	(a)
		751,139

Managed Healthcare — 1.0%

Aetna Inc.	5,108	198,037
Cigna Corp.	4,489	197,516
Coventry Healthcare Inc.	2,000	63,580
Humana Inc.	2,527	195,691
UnitedHealth Group Inc.	15,676	917,046
WellPoint Inc.	5,100	325,329
		1,897,199

Metal & Glass Containers — 0.1%

Ball Corp.	2,232	91,624
Owens-Illinois Inc.	2,300	44,091	(a)
		135,715

See Notes to Schedule of Investments and Notes to Financial Statements.

7

S&P 500 Index Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Motorcycle Manufacturers — 0.1%

Harley-Davidson Inc.	3,300	$150,909

Movies & Entertainment — 1.6%

News Corp.	31,600	704,364
The Walt Disney Co.	26,920	1,305,620
Time Warner Inc.	14,438	555,863
Viacom Inc.	8,013	376,771
		2,942,618

Multi-Line Insurance — 0.4%

American International Group Inc.	9,825	315,284	(a)
Assurant Inc.	1,300	45,292
Genworth Financial Inc.	8,400	47,544	(a)
Hartford Financial Services Group Inc.	6,704	118,192
Loews Corp.	4,466	182,704
		709,016

Multi-Sector Holdings — 0.0%*

Leucadia National Corp.	3,100	65,937

Multi-Utilities — 1.4%

Ameren Corp.	3,842	128,861
CenterPoint Energy Inc.	6,418	132,660
CMS Energy Corp.	3,800	89,300

Consolidated Edison Inc.	4,407	274,071
Dominion Resources Inc.	8,700	469,800
DTE Energy Co.	2,566	152,241
Integrys Energy Group Inc.	1,231	70,007
NiSource Inc.	4,115	101,846
PG&E Corp.	6,154	278,592
Public Service Enterprise Group Inc.	7,592	246,740
SCANA Corp.	1,700	81,328
Sempra Energy	3,575	246,246
TECO Energy Inc.	3,600	65,016
Wisconsin Energy Corp.	3,400	134,538
Xcel Energy Inc.	7,480	212,507
		2,683,753

Office Electronics — 0.1%

Xerox Corp.	19,947	156,983

Office REITs — 0.1%

Boston Properties Inc.	2,300	249,251

Office Services & Supplies — 0.1%

Avery Dennison Corp.	1,555	42,514
Pitney Bowes Inc.	2,932	43,892
		86,406

Oil & Gas Drilling — 0.4%

Diamond Offshore Drilling Inc.	1,100	65,043
Helmerich & Payne Inc.	1,600	69,568
Nabors Industries Ltd.	4,500	64,800	(a)

	Number of Shares	Fair Value

Noble Corp.	4,000	$130,120
Phillips 66	9,859	327,713	(a)
Rowan Companies PLC	1,677	54,217	(a)
		711,461

Oil & Gas Equipment & Services — 1.4%

Baker Hughes Inc.	6,632	272,575
Cameron International Corp.	3,800	162,298	(a)
FMC Technologies Inc.	3,686	144,602	(a)
Halliburton Co.	14,091	400,043
National Oilwell Varco Inc.	6,500	418,860
Schlumberger Ltd.	20,046	1,301,186
		2,699,564

Oil & Gas Exploration & Production — 2.4%

Anadarko Petroleum Corp.	7,456	493,587
Apache Corp.	5,848	513,981
Cabot Oil & Gas Corp.	3,200	126,080
Chesapeake Energy Corp.	9,700	180,420
ConocoPhillips	19,219	1,073,958
Denbury Resources Inc.	5,700	86,127	(a)
Devon Energy Corp.	6,192	359,074
EOG Resources Inc.	4,000	360,440
EQT Corp.	2,314	124,100
Marathon Oil Corp.	10,342	264,445
Newfield Exploration Co.	1,900	55,689	(a)
Noble Energy Inc.	2,700	229,014
Pioneer Natural Resources Co.	1,900	167,599
QEP Resources Inc.	2,900	86,913
Range Resources Corp.	2,400	148,488
Southwestern Energy Co.	5,500	175,615	(a)
WPX Energy Inc.	2,995	48,459	(a)
		4,493,989

Oil & Gas Refining & Marketing — 0.3%

Marathon Petroleum Corp.	5,421	243,511
Sunoco Inc.	1,576	74,860
Tesoro Corp.	2,300	57,408	(a)
Valero Energy Corp.	8,400	202,860
		578,639

Oil & Gas Storage & Transportation — 0.3%

Spectra Energy Corp.	9,877	287,026
The Williams Companies Inc.	8,886	256,095
		543,121

Packaged Foods & Meats — 1.5%

Campbell Soup Co.	2,615	87,289
ConAgra Foods Inc.	5,968	154,750
Dean Foods Co.	2,400	40,872	(a)
General Mills Inc.	9,862	380,081
HJ Heinz Co.	4,697	255,423
Hormel Foods Corp.	2,200	66,924
Kellogg Co.	3,590	177,095
Kraft Foods Inc.	26,490	1,023,044
McCormick & Company Inc.	2,000	121,300

See Notes to Schedule of Investments and Notes to Financial Statements.

8

S&P 500 Index Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Mead Johnson Nutrition Co.	3,050	$245,556
The Hershey Co.	2,284	164,517
The JM Smucker Co.	1,717	129,668
Tyson Foods Inc.	4,600	86,618
		2,933,137

Paper Packaging — 0.1%

Bemis Company Inc.	1,362	42,685
Sealed Air Corp.	2,814	43,448
		86,133

Paper Products — 0.1%

International Paper Co.	6,775	195,865
MeadWestvaco Corp.	2,500	71,875
		267,740

Personal Products — 0.2%

Avon Products Inc.	6,728	109,061
The Estee Lauder Companies Inc.	3,500	189,420
		298,481

Pharmaceuticals — 6.1%

Abbott Laboratories	23,604	1,521,750	(d)
Allergan Inc.	4,655	430,913
Bristol-Myers Squibb Co.	25,318	910,182	(d)
Eli Lilly & Co.	15,243	654,077
Forest Laboratories Inc.	4,100	143,459	(a)
Hospira Inc.	2,639	92,312	(a)
Johnson & Johnson	41,286	2,789,282
Merck & Company Inc.	45,745	1,909,854
Mylan Inc.	6,165	131,746	(a)
Perrigo Co.	1,400	165,102
Pfizer Inc.	112,614	2,590,122
Watson Pharmaceuticals Inc.	2,000	147,980	(a)
		11,486,779

Pipelines — 0.1%

Kinder Morgan Inc.	7,484	241,134

Property & Casualty Insurance — 2.1%

ACE Ltd.	5,100	378,063
Berkshire Hathaway Inc.	26,369	2,197,329	(a)
Cincinnati Financial Corp.	2,292	87,256
The Allstate Corp.	7,386	259,175	(d)
The Chubb Corp.	4,094	298,125
The Progressive Corp.	9,273	193,157
The Travelers Companies Inc.	5,999	382,976
XL Group PLC	4,600	96,784
		3,892,865

Publishing — 0.1%

Gannett Company Inc.	3,508	51,673
The McGraw-Hill Companies Inc.	4,221	189,945
The Washington Post Co.	90	33,644
		275,262

	Number of Shares	Fair Value

Railroads — 0.8%

CSX Corp.	16,017	$358,140
Norfolk Southern Corp.	5,018	360,142
Union Pacific Corp.	7,137	851,515
		1,569,797

Real Estate Services — 0.0%*

CBRE Group Inc.	4,900	80,164	(a)

Regional Banks — 0.9%

BB&T Corp.	10,600	327,010
Fifth Third Bancorp	13,416	179,774
First Horizon National Corp.	4,055	35,076
Huntington Bancshares Inc.	13,934	89,178
KeyCorp	15,228	117,865
M&T Bank Corp.	1,900	156,883
PNC Financial Services Group Inc.	7,804	476,902
Regions Financial Corp.	18,468	124,659
SunTrust Banks Inc.	7,729	187,274
Zions Bancorporation	2,500	48,550
		1,743,171

Research & Consulting Services — 0.1%

Equifax Inc.	1,800	83,880
The Dun & Bradstreet Corp.	700	49,819
		133,699

Residential REITs — 0.3%

Apartment Investment & Management Co.	1,831	49,492
AvalonBay Communities Inc.	1,401	198,213
Equity Residential	4,400	274,384
		522,089

Restaurants — 1.4%

Chipotle Mexican Grill Inc.	500	189,975	(a)
Darden Restaurants Inc.	1,829	92,602
McDonald’s Corp.	15,290	1,353,624
Starbucks Corp.	11,398	607,741
Yum! Brands Inc.	7,029	452,808
		2,696,750

Retail REITs — 0.4%

Kimco Realty Corp.	6,500	123,695
Simon Property Group Inc.	4,537	706,229
		829,924

Semiconductor Equipment — 0.3%

Applied Materials Inc.	18,900	216,594	(d)
KLA-Tencor Corp.	2,500	123,125
Lam Research Corp.	3,125	117,937	(a)
Teradyne Inc.	2,500	35,150	(a)
		492,806

See Notes to Schedule of Investments and Notes to Financial Statements.

9

S&P 500 Index Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Semiconductors — 2.0%

Advanced Micro Devices Inc.	10,074	$57,724	(a,d)
Altera Corp.	4,700	159,048
Analog Devices Inc.	4,700	177,049
Broadcom Corp.	7,550	255,190
First Solar Inc.	910	13,705	(a)
Intel Corp.	75,665	2,016,472	(d)
Linear Technology Corp.	3,400	106,522
LSI Corp.	8,092	51,546	(a)
Microchip Technology Inc.	3,000	99,240
Micron Technology Inc.	15,254	96,253	(a)
NVIDIA Corp.	9,300	128,526	(a)
Texas Instruments Inc.	17,051	489,193
Xilinx Inc.	4,187	140,558
		3,791,026

Soft Drinks — 2.5%

Coca-Cola Enterprises Inc.	4,818	135,097
Dr Pepper Snapple Group Inc.	3,300	144,375
Monster Beverage Corp.	2,300	163,760
PepsiCo Inc.	23,549	1,663,972	(d)
The Coca-Cola Co.	34,002	2,658,616	(d)
		4,765,820

Specialized Consumer Services — 0.0%*

H&R Block Inc.	4,492	71,782

Specialized Finance — 0.4%

CME Group Inc.	961	257,654
IntercontinentalExchange Inc.	1,100	149,578	(a)
Moody’s Corp.	2,784	101,755
NYSE Euronext	4,200	107,436
The NASDAQ OMX Group Inc.	1,700	38,539
		654,962

Specialized REITs — 1.0%

American Tower Corp.	6,000	419,460
HCP Inc.	6,200	273,730
Healthcare Inc.	3,100	180,730
Host Hotels & Resorts Inc.	10,617	167,961
Plum Creek Timber Company Inc.	2,400	95,280
Public Storage	2,200	317,702
Ventas Inc.	4,300	271,416
Weyerhaeuser Co.	8,167	182,614
		1,908,893

Specialty Chemicals — 0.4%

Ecolab Inc.	4,452	305,096
International Flavors & Fragrances Inc.	1,247	68,336
Sigma-Aldrich Corp.	1,882	139,136
The Sherwin-Williams Co.	1,363	180,393
		692,961

Specialty Stores — 0.1%

Staples Inc.	11,050	144,203

	Number of Shares	Fair Value

Tiffany & Co.	2,000	$105,900
		250,103

Steel — 0.2%

Allegheny Technologies Inc.	1,751	55,839
Cliffs Natural Resources Inc.	2,200	108,438
Nucor Corp.	4,936	187,074
United States Steel Corp.	2,065	42,539
		393,890

Systems Software — 3.0%

BMC Software Inc.	2,400	102,432	(a)
CA Inc.	5,700	154,413
Microsoft Corp.	112,239	3,433,391	(d)
Oracle Corp.	58,852	1,747,904	(d)
Red Hat Inc.	2,900	163,792	(a)
Symantec Corp.	10,585	154,647	(a)
		5,756,579

Thrifts & Mortgage Finance — 0.1%

Hudson City Bancorp Inc.	7,500	47,775
People’s United Financial Inc.	5,400	62,694
		110,469

Tires & Rubber — 0.0%*

The Goodyear Tire & Rubber Co.	3,419	40,378	(a)

Tobacco — 2.0%

Altria Group Inc.	30,653	1,059,061
Lorillard Inc.	2,011	265,351
Philip Morris International Inc.	25,679	2,240,750
Reynolds American Inc.	4,900	219,863
		3,785,025

Trading Companies & Distributors — 0.2%

Fastenal Co.	4,500	181,395
WW Grainger Inc.	882	168,674
		350,069

Trucking — 0.0%*

Ryder System Inc.	931	33,525

Wireless Telecommunication Services — 0.2%

Crown Castle International Corp.	3,900	228,774	(a)
MetroPCS Communications Inc.	4,600	27,830	(a)
Sprint Nextel Corp.	47,500	154,850	(a)
		411,454

Total Common Stock (Cost $148,658,045)		185,529,048

See Notes to Schedule of Investments and Notes to Financial Statements.

10

S&P 500 Index Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value
Other Investments — 0.0%*
GEI Investment Fund (Cost $59,592)		$64,359	(e)

Total Investments in Securities (Cost $148,717,637)		185,593,407
Short-Term Investments — 2.1%
GE Institutional Money Market Fund — Investment Class 0.04% (Cost $4,085,064)		4,085,064	(b,e)

Total Investments (Cost $152,802,701)		189,678,471

Other Assets and Liabilities, net — 0.2%		299,541

NET ASSETS — 100.0%		$189,978,012

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (unaudited);

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2012	75	$5,086,500	$172,438

See Notes to Schedule of Investments and Notes to Financial Statements.

11

Notes to Schedules of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent. State Street Corp. is also affiliated with SSgA Management, Inc., the sub-adviser.
(d)	At June 30, 2012 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(e)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GE Investment Fund has been determined to be illiquid using procedures established by the Board of Directors.

(f)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment Adviser.

*	Less than 0.05%.

†	Percentages are based on net assets as of June 30, 2012.

Abbreviations:

REIT	Real Estate Investment Trust

12

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	6/30/12†		12/31/11		12/31/10		12/31/09		12/31/08		12/31/07
Inception date	—		—		—		—		—		4/15/85
Net asset value, beginning of period	$22.31		$22.37		$19.82		$15.99		$26.52		$26.06
Income/(loss) from investment operations:
Net investment income	$0.22		0.44		0.40		0.38		0.52		0.47
Net realized and unrealized gains/(losses) on investments	1.86		(0.06)		2.54		3.84		(10.46)		0.86
Total income/(loss) from investment operations	2.08		0.38		2.94		4.22		(9.94)		1.33
Less distributions from:
Net investment income	—		0.44		0.39		0.39		0.50		0.47
Net realized gains	—		—		—		—		0.09		0.40
Total distributions	—		0.44		0.39		0.39		0.59		0.87
Net asset value, end of period	$24.39		$22.31		$22.37		$19.82		$15.99		$26.52
TOTAL RETURN (a)	9.32%		1.71%		14.84%		26.30%		(37.40)%		5.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$189,978		$179,556		$217,344		$224,165		$209,176		$447,426
Ratios to average net assets:
Net investment income	1.76%	*	1.73%		1.79%		2.05%		1.91%		1.62%
Net Expenses	0.37%	(b)(c)*	0.40%	(b)(c)	0.33%	(b)(c)	0.43%	(b)	0.41%	(b)	0.39%
Gross Expenses	0.42%	*	0.45%		0.38%		0.43%		0.41%		0.39%
Portfolio turnover rate	4%		3%		4%		5%		4%		6%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund or, prior to 2011, in another affiliated money market fund formerly managed by GEAM.
(c)	Reflects GE Asset Management’s contractual arrangement with the Company to limit the management fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
†	Unaudited
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $148,658,045)	$185,529,048
Investments in affiliated securities, at Fair Value (cost $59,592)	64,359
Short-term affiliated investments (at amortized cost)	4,085,064
Restricted cash	216,002
Receivable for investments sold	164,375
Income receivables	241,794
Variation margin receivable	174,000
Other assets	5,175
Total assets	190,479,817

LIABILITIES
Payable for investments purchased	298,730
Payable for Fund shares redeemed	88,089
Payable to GEAM	45,268
Accrued other expenses	69,718
Total liabilities	501,805
NET ASSETS	$189,978,012

NET ASSETS CONSIST OF
Capital paid in	200,611,875
Undistributed net investment income	1,677,583
Accumulated net realized loss	(49,359,654)
Net unrealized appreciation on:
Investments	36,875,770
Futures	172,438
NET ASSETS	$189,978,012
Shares outstanding ($0.01 par value; unlimited shares authorized)	7,787,918
Net asset value per share	$24.39

The accompanying Notes are an integral part of these financial statements.

14

Statement of Operations For the period ending June 30, 2012	(Unaudited)

INVESTMENT INCOME
Income
Dividends	$2,033,303
Interest	11,636
Interest from affiliated investments	817
Total income	2,045,756

Expenses
Advisory and administration fees	337,406
Transfer agent fees	11
Director’s fees	3,817
Custody and accounting expenses	19,369
Professional fees	6,045
Other expenses	39,625
Total expenses before waiver and reimbursement	406,273
Less: Expenses waived or borne by the adviser	(1,887)
Less: Expenses reimbursed by the adviser	(47,974)
Net expenses	356,412
Net investment income	1,689,344

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	3,604,471
Futures	150,210
Foreign currency related transactions	(28)

Increase in unrealized appreciation on:
Investments	11,309,731
Futures	173,086
Net realized and unrealized gain on Investments	15,237,470
Net increase in net assets resulting from operations	$16,926,814

The accompanying Notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets
	Six months ended June 30, 2012*	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,689,344	$3,435,564
Net realized gain on investments and futures	3,754,653	2,895,094
Net increase (decrease) in unrealized appreciationon /(depreciation) on investments and futures	11,482,817	(2,574,176)
Net Increase from operations	16,926,814	3,756,482

Distributions to shareholders from:
Net investment loss	—	(3,467,935)
Total distributions	—	(3,467,935)
Increase in assets from operations and distributions	16,926,814	288,547
Share transactions:
Proceeds from sale of shares	11,162,218	3,811,699
Value of distributions reinvested	—	3,467,935
Cost of shares redeemed	(17,666,603)	(45,356,166)
Net decrease from share transactions	(6,504,385)	(38,076,532)
Total increase(decrease) in net assets	10,422,429	(37,787,985)

NET ASSETS
Beginning of period	179,555,583	217,343,568
End of period	$189,978,012	$179,555,583
Undistributed (distributions in excess of) net investment income (end of period)	$1,677,583	$(13,910)

CHANGES IN FUND SHARES

Shares sold	471,214	169,212
Issued for distributions reinvested	—	156,425
Shares redeemed	(731,614)	(1,993,589)
Net Decrease in Fund Shares	(260,400)	(1,667,952)

*	Unaudited

The accompanying Notes are an integral part of these financial statements.

16

Notes to Financial Statements	June 30, 2012 (Unaudited)

1. Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund (the “Fund”), Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

17

Notes to Financial Statements	June 30, 2012 (unaudited)

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will

18

Notes to Financial Statements	June 30, 2012 (Unaudited)

materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
Common Stock	$185,529,048	$—	$—	$185,529,048
Other Investments	—	64,359	—	64,359
Short-Term Investments	4,085,064	—	—	4,085,064

Total Investments in Securities	$189,614,112	$64,359	$—	$189,678,471

Other Financial Instruments*
Futures Contracts — Unrealized Appreciation	$172,438	$—	$—	$172,438

† See Schedule of Investments for Industry Classification

*  Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation, at period end.

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2012:

S&P 500 Index Fund	Common Stock	Preferred Stock	Total
Balance at 12/31/11	$173	$—	$173
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(2,105)	(21)	(2,126)
Change in unrealized gain (loss)	78	252	330
Issuances	2,271	(175)	2,096
Sales	(417)	(56)	(473)
Balance at 06/30/12	$—	$—	$—
Change in unrealized depreciation relating to securities still held at 06/30/12	$—	$—	$—

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

19

Notes to Financial Statements	June 30, 2012 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2012.

	Asset Derivatives June 30, 2012		Liability Derivatives June 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets – Net Unrealized Appreciation/ (Depreciation) on Futures	172,438*	Liabilities, Net Assets – Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts reported in the Schedule of Investments and as within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operation, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	20,802,563/(18,358,230)	150,210	173,086

5.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

GEAM has entered into a contractual arrangement with the Company to limit the management fee charged to the Fund to 0.30% of the average daily net assets of the Fund (the “Agreement”). Unless terminated or amended, this Agreement will continue in effect until April 30, 2013. The Agreement may only be changed or terminated with the approval of the Company’s Board of Directors and GEAM.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

6.	Sub-advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, SSgA Funds Management, Inc. (“SSgA”) is the sub-adviser to the S&P 500 Index Fund. SSgA is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For its services, GEAM pays SSgA monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2012 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$7,956,283	$14,975,381

20

Notes to Financial Statements	June 30, 2012 (Unaudited)

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2008, 2009, 2010 and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2012, information on the tax cost of investments was as follows:

	Gross Tax		Net Tax Appreciation
Cost of Investments For Tax Purposes	Appreciation	Depreciation
$160,989,123	$57,858,037	$(29,168,689)	$28,689,348

As of December 31, 2011, the Fund has capital loss carryovers, as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$21,017,557	$—	12/31/2016
20,177,021	—	12/31/2017
3,073,444	—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2011, the Fund utilized $834,766 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2011 as follows:

Capital	Ordinary
$672,990	$—

The tax composition of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2011	$3,467,935	$—	$3,467,935
2010	3,730,010	—	4,356,429

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, investments organized as partnerships for tax purposes, distributions from Real Estate Investment Trusts (REITs) and other equity investments, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

21

Notes to Financial Statements	June 30, 2012 (Unaudited)

The reclassifications for the year ended December 31, 2011 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$1,483	$28,544	$(30,027)
9.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Mid-Cap Equity Fund and the Money Market Fund were liquidated. These funds ceased operations and are no longer offered for investment.

22

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

23

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

24

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

25

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

26

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer.

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

27

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Premier Growth Equity Fund

Semi-Annual Report

June 30, 2012

GE Investments Funds, Inc.

Premier Growth Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Premier Growth Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Premier Growth Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income. The Fund seeks its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large-and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocation

as a % of Fair Value of $36,827 (in thousands) on June 30, 2012 (a) (b)

Top Ten Largest Holdings

as of June 30, 2012 (as a % of Fair Value) (a) (b) (c)

Apple Inc.	6.80%
eBay Inc.	4.44%
Express Scripts Holding Co.	4.35%
Schlumberger Ltd.	4.13%
Qualcomm Inc.	4.09%
Covidien PLC	3.91%
Liberty Global Inc.	3.84%
Visa Inc.	3.78%
PepsiCo Inc.	3.63%
CME Group Inc.	3.60%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented to not include the Fund’s entire investment portfolio and may change at any time.
*	Less than 0.05%.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Premier Growth Equity Fund

(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 – June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,125.10	4.39
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.74	4.17

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% (for the period January 1, 2012—June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Premier Growth Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Premier Growth Equity Fund

	Number of Shares	Fair Value
Common Stock — 96.1% †

Air Freight & Logistics — 3.0%

United Parcel Service Inc.	14,028	$1,104,845

Application Software — 1.3%

Intuit Inc.	7,995	474,503

Asset Management & Custody Banks — 2.5%

State Street Corp.	20,933	934,449	(c)

Biotechnology — 5.0%

Amgen Inc.	14,536	1,061,709
Gilead Sciences Inc.	15,627	801,353	(a)
		1,863,062

Broadcasting — 2.8%

Discovery Communications Inc.	20,714	1,037,564	(a)

Cable & Satellite — 6.8%

DIRECTV	22,895	1,117,734	(a)
Liberty Global Inc.	29,654	1,415,979	(a)
		2,533,713

Casinos & Gaming — 1.5%

Las Vegas Sands Corp.	12,848	558,759

Communications Equipment — 5.2%

Cisco Systems Inc.	24,712	424,305	(d)
Qualcomm Inc.	27,038	1,505,476
		1,929,781

Computer Hardware — 6.8%

Apple Inc.	4,288	2,504,192	(a)

Data Processing & Outsourced Services — 10.2%

Paychex Inc.	34,161	1,072,997
The Western Union Co.	78,134	1,315,777
Visa Inc.	11,266	1,392,816
		3,781,590

Fertilizers & Agricultural Chemicals — 3.1%

Monsanto Co.	13,955	1,155,195

Healthcare Equipment — 3.9%

Covidien PLC	26,892	1,438,722

Healthcare Services — 4.3%

Express Scripts Holding Co.	28,710	1,602,879	(a)

	Number of Shares	Fair Value

Home Furnishing Retail — 1.8%

Bed Bath & Beyond Inc.	10,830	$669,294	(a)

Home Improvement Retail — 3.2%

Lowe’s Companies Inc.	41,429	1,178,241

Industrial Machinery — 2.5%

Dover Corp.	17,589	942,946

Internet Retail — 1.3%

Amazon.com Inc.	2,071	472,913	(a)

Internet Software & Services — 7.6%

Baidu Inc. ADR	10,248	1,178,315	(a)
eBay Inc.	38,885	1,633,559	(a)
		2,811,874

Investment Banking & Brokerage — 1.7%

The Goldman Sachs Group Inc.	6,541	627,020

Oil & Gas Equipment & Services — 4.1%

Schlumberger Ltd.	23,434	1,521,101

Oil & Gas Exploration & Production — 1.2%

Anadarko Petroleum Corp.	6,862	454,264

Real Estate Services — 1.0%

CBRE Group Inc.	22,789	372,828	(a)

Soft Drinks — 3.6%

PepsiCo Inc.	18,897	1,335,262

Specialized Finance — 3.6%

CME Group Inc.	4,942	1,325,000

Specialized REITs — 3.2%

American Tower Corp.	17,080	1,194,063

Specialty Stores — 1.5%

Dick’s Sporting Goods Inc.	11,629	558,192

Systems Software — 3.4%

Microsoft Corp.	25,802	789,283	(d)
Oracle Corp.	15,990	474,903
		1,264,186

Total Common Stock (Cost $27,132,992)		35,646,438

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Premier Growth Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Fair Value
Other Investments — 0.0%*
GEI Investment Fund (Cost $2,277)	$2,459	(e)

Total Investments in Securities (Cost $27,135,269)	35,648,897

Short-Term Investments — 3.2%
GE Institutional Money Market Fund—Investment Class 0.04% (Cost $1,178,167)	1,178,167	(b,e)

Total Investments (Cost $28,313,436)	36,827,064

Other Assets and Liabilities, net — 0.7%	270,183

NET ASSETS — 100.0%	$37,097,247

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2012	1	$67,820	$2,802

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Notes to Schedule of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.
(d)	At June 30, 2012 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(e)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GE Investment Fund has been determined to be illiquid using procedures established by the Board of Directors.

*	Less than 0.05%.

†	Percentages are based on net assets as of June 30, 2012 .

Abbreviations:

ADR	American Depository Receipt

5

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 1
	6/30/12†		12/31/11		12/31/10		12/31/09		12/31/08		12/31/07
Inception date	—		—		—		—		—		12/12/97
Net asset value, beginning of period	$71.78		$71.60		$64.30		$46.49		$78.95		$82.17
Income/(loss) from investment operations:
Net investment income (loss)	0.22		0.15		0.14	*	0.20		0.30		0.23
Net realized and unrealized gains/(losses) on investments	8.76		0.19		7.32		17.81		(29.32)		4.19
Total income/(loss) from investment operations	8.98		0.34		7.46		18.01		(29.02)		4.42
Less distributions from:
Net investment income	—		0.16		0.16		0.20		0.26		0.23
Return of Capital	—		—		—		—		0.01		—
Net realized gains	—		—		—		—		3.17		7.41
Total distributions	—		0.16		0.16		0.20		3.44		7.64
Net asset value, end of period	$80.76		$71.78		$71.60		$64.30		$46.49		$78.95
TOTAL RETURN(a)	12.51%		0.47%		11.61%		38.74%		(36.66)%		5.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$37,097		$37,871		$45,280		$48,620		$43,308		$94,720
Ratios to average net assets:
Net investment income (loss)	0.52%	**	0.19%		0.22%		0.33%		0.36%		0.24%
Net expenses	0.83%	(b)**	0.91%	(b)	0.76%	(b)	0.90%	(b)	0.76%	(b)	0.72%
Gross expenses	0.84%	**	0.92%		0.76%		0.90%		0.76%		0.72%
Portfolio turnover rate	8%		21%		19%		18%		23%		29%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund or, prior to 2011, in another affiliated Money Market Fund formerly managed by GEAM.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.
†	Unaudited

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $27,132,992)	$35,646,438
Investments in affiliated securities, at Fair Value (cost $2,277)	2,459
Short-term affiliated investments (at amortized cost)	1,178,167
Receivable for investments sold	46,114
Income receivables	15,097
Receivable for fund shares sold	331,064
Variation margin receivable	1,700
Other assets	1,593
Total assets	37,222,632

LIABILITIES
Payable for investments purchased	65,550
Payable for fund shares redeemed	94
Payable to GEAM	19,145
Accrued other expenses	40,596
Total liabilities	125,385
NET ASSETS	$37,097,247

NET ASSETS CONSIST OF:
Capital paid in	32,512,225
Undistributed net investment income	100,489
Accumulated net realized loss	(4,031,897)
Net unrealized appreciation on:
Investments	8,513,628
Futures	2,802
NET ASSETS	$37,097,247

Class 1

NET ASSETS	37,097,247
Shares outstanding( $.001 par value; unlimited shares authorized)	459,350
Net asset value per share	$80.76

The accompanying Notes are an integral part of these financial statements.

7

Statements of Operations For the period ending June 30, 2012	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$262,290
Interest	101
Interest from affiliated investments	337
Total Income	262,728

Expenses:
Advisory and administration fees	126,358
Director’s fees	820
Custody and accounting expenses	14,912
Professional fees	9,341
Other expenses	11,035
Total expenses before waiver and reimbursement	162,466
Less: Expenses waived or borne by the adviser	(702)
Net expenses	161,764
Net investment income	100,964

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (loss) on:
Investments	1,486,878
Futures	(69,607)

Increase (decrease) in unrealized appreciation/ (depreciation) on:
Investments	3,180,675
Futures	(13,493)
Net realized and unrealized gain on investments	4,584,453
Net increase in net assets resulting from operations	$4,685,417

The accompanying Notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets
	Six months ended June 30, 2012 *	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$100,964	$79,873
Net realized gain on investments and futures	1,417,271	1,979,153
Net increase (decrease) in unrealized appreciation /(depreciation) on investments and futures	3,167,182	(1,697,130)
Net increase from operations	4,685,417	361,896
Distributions to shareholders from :
Net investment income
Class 1	—	(82,406)
Class 4 **	—	—
Total distributions	—	(82,406)
Increase in net assets from operations and distributions	4,685,417	279,490
Share transactions :
Proceeds from sale of shares
Class 1	506,021	1,061,170
Class 4 **	—	—
Value of distributions reinvested
Class 1	—	82,406
Class 4 **	—	—
Cost of shares redeemed
Class 1	(5,965,183)	(8,830,674)
Class 4 **	—	(10,658)
Net decrease from share transactions	(5,459,162)	(7,697,756)
Total decrease in net assets	(773,745)	(7,418,266)

NET ASSETS
Beginning of period	37,870,992	45,289,258
End of period	$37,097,247	$37,870,992
Undistributed (distribution in excess of) net investment income, end of period	$100,489	$(475)

CHANGES IN FUND SHARES

Class 1
Shares sold	6,289	14,293
Issued for distributions reinvested	—	1,155
Shares redeemed	(74,567)	(120,204)
Net Decrease in Fund Shares	(68,278)	(104,756)

Class 4**
Shares sold	—	—
Issued for distributions reinvested	—	—
Shares redeemed	—	(136)
Net Decrease in Fund Shares	—	(136)

*	(Unaudited)
**	Share Class 4 was closed effective April 30, 2011

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2012 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund (the “Fund”), Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The

Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided

10

Notes to Financial Statements	June 30, 2012 (Unaudited)

for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities

11

Notes to Financial Statements	June 30, 2012 (Unaudited)

are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$35,646,438	$—	$—	$35,646,438
Other Investments	—	2,459	—	2,459
Short-Term Investments	1,178,167	—	—	1,178,167
Total Investments in Securities	$36,824,605	$2,459	$—	$36,827,064
Other Financial Instruments*
Futures Contracts — Unrealized Appreciation	$2,802	$—	$—	$2,802

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between the fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

12

Notes to Financial Statements	June 30, 2012 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2012.

	Asset Derivatives June 30, 2012			Liability Derivatives June 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets – Net Unrealized Appreciation/ (Depreciation) on Futures	2,802	*	Liabilities, Net Assets – Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on each Fund’s Statement of Operation, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	7,081,574/ (7,556,954)	(69,607)	(13,493)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of the Fund’s total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2012.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 15, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of

13

Notes to Financial Statements	June 30, 2012 (Unaudited)

the mutual fund platforms and share classes served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2012 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$2,992,843	$8,074,503
8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2008, 2009, 2010 and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2012, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation
	Appreciation	Depreciation
$30,115,699	$9,146,797	$(2,435,432)	$6,711,365

As of December 31, 2011, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$2,273,559	$—	12/31/2017
1,355,120	—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2011 the Fund utilized $1,693,552 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2011 as follows:

Capital	Ordinary
$2,434	$—

14

Notes to Financial Statements	June 30, 2012 (Unaudited)

The tax composition of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2011	$ 82,406	$—	$ 82,406
2010	102,983	—	102,983

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, investments organized as partnerships for tax purposes, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$2,288	$—	$(2,288)

9.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Mid-Cap Equity Fund and the Money Market Fund were liquidated. These funds ceased operations and are no longer offered for investment.

15

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

16

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified – 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

17

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

18

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

19

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer.

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

20

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Core Value Equity Fund

Semi–Annual Report

June 30, 2012

GE Investments Funds, Inc.

Core Value Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Core Value Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Core Value Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

Sector Allocation

as a % of Fair Value of $15,746 (in thousands) on June 30, 2012 (a)(b)

Top Ten Largest Holdings

as of June 30, 2012 (as a % of Fair Value) (a)(b)(c)

Apple Inc.	4.25%
Microsoft Corp.	3.42%
Wells Fargo & Co.	2.81%
Cisco Systems Inc.	2.64%
Time Warner Inc.	2.60%
PepsiCo Inc.	2.51%
Chevron Corp.	2.50%
Covidien PLC	2.32%
Johnson & Johnson	2.25%
Oracle Corp.	2.21%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented to not include the Fund’s entire investment portfolio and may change at any time.
*	Less than 0.05%

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Core Value Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses paid during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 – June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return*	1,000.00	1,070.70	5.20
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,019.84	5.07

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% (for the period January 1, 2012 – June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Core Value Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Core Value Equity Fund

	Number of Shares	Fair Value
Common Stock — 93.5%†

Advertising — 1.7%

Omnicom Group Inc.	5,504	$267,494

Aerospace & Defense — 1.7%

Honeywell International Inc.	4,756	265,575

Agricultural Products — 1.3%

Archer-Daniels-Midland Co.	7,178	211,895

Air Freight & Logistics — 1.6%

FedEx Corp.	404	37,010
United Parcel Service Inc.	2,630	207,139
		244,149

Asset Management & Custody Banks — 4.4%

Ameriprise Financial Inc.	4,624	241,650
Invesco Ltd.	9,600	216,960
State Street Corp.	5,064	226,057	(c)
		684,667

Automobile Manufacturers — 0.5%

Ford Motor Co.	7,873	75,502

Biotechnology — 1.6%

Amgen Inc.	3,481	254,252

Broadcasting — 0.6%

CBS Corp.	2,950	96,701

Cable & Satellite — 1.4%

Comcast Corp.	7,134	228,074

Communications Equipment — 3.6%

Cisco Systems Inc.	24,219	415,840
Qualcomm Inc.	2,799	155,848
		571,688

Computer Hardware — 4.2%

Apple Inc.	1,145	668,680	(a)

Construction & Farm Machinery & Heavy Trucks — 1.4%

Caterpillar Inc.	671	56,975
Deere & Co.	2,098	169,665
		226,640

	Number of Shares	Fair Value

Consumer Finance — 1.4%

American Express Co.	3,747	$218,113

Data Processing & Outsourced Services — 0.5%

The Western Union Co.	4,998	84,166

Department Stores — 1.0%

Macy’s Inc.	4,747	163,059

Diversified Chemicals — 0.7%

EI du Pont de Nemours & Co.	2,070	104,680

Diversified Financial Services — 4.4%

Citigroup Inc.	3,963	108,626
JPMorgan Chase & Co.	3,831	136,882
Wells Fargo & Co.	13,210	441,742
		687,250

Diversified Metals & Mining — 0.7%

Freeport-McMoRan Copper & Gold Inc.	3,303	112,533

Drug Retail — 1.0%

CVS Caremark Corp.	3,523	164,630

Electric Utilities — 1.4%

Exelon Corp.	3,963	149,088
FirstEnergy Corp.	1,499	73,736
		222,824

Electrical Components & Equipment — 0.7%

Cooper Industries PLC	1,717	117,065

Fertilizers & Agricultural Chemicals — 0.8%

Potash Corporation of Saskatchewan Inc.	2,818	123,118

General Merchandise Stores — 1.0%

Target Corp.	2,605	151,585

Healthcare Equipment — 3.2%

Covidien PLC	6,825	365,137
Medtronic Inc.	3,422	132,534
		497,671

Healthcare Facilities — 0.7%

HCA Holdings Inc.	3,376	102,732

Healthcare Services — 2.0%

Express Scripts Holding Co.	5,502	307,177	(a)

Heavy Electrical Equipment — 0.5%

ABB Ltd. ADR	4,624	75,464

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Core Value Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Home Improvement Retail — 0.8%

Lowe’s Companies Inc.	4,183	$118,965

Independent Power Producers & Energy Traders — 2.1%

Calpine Corp.	7,706	127,226	(a)
The AES Corp.	16,293	209,039	(a)
		336,265

Industrial Machinery — 0.3%

Eaton Corp.	1,321	52,351

Insurance Brokers — 0.7%

Marsh & McLennan Companies Inc.	3,523	113,546

Integrated Oil & Gas — 5.6%

Chevron Corp.	3,734	393,937
Exxon Mobil Corp.	2,234	191,163	(d)
Hess Corp.	2,774	120,530
Occidental Petroleum Corp.	2,023	173,513
		879,143

Integrated Telecommunication Services — 0.6%

AT&T Inc.	2,642	94,214

Internet Software & Services — 1.1%

Baidu Inc. ADR	603	69,333	(a)
eBay Inc.	440	18,484	(a)
Google Inc.	157	91,071	(a)
		178,888

IT Consulting & Other Services — 1.8%

International Business Machines Corp.	1,446	282,809

Life & Health Insurance — 1.4%

MetLife Inc.	2,862	88,293
Prudential Financial Inc.	2,642	127,952
		216,245

Life Sciences Tools & Services — 1.6%

Agilent Technologies Inc.	2,686	105,399
PerkinElmer Inc.	5,769	148,840
		254,239

Managed Healthcare — 0.4%

UnitedHealth Group Inc.	1,013	59,261

Movies & Entertainment — 4.4%

The Walt Disney Co.	5,945	288,333
Time Warner Inc.	10,634	409,409
		697,742

	Number of Shares	Fair Value

Multi-Line Insurance — 1.0%

American International Group Inc.	3,523	$113,053	(a)
Hartford Financial Services Group Inc.	2,202	38,821
		151,874

Oil & Gas Equipment & Services — 1.2%

Schlumberger Ltd.	2,950	191,485

Oil & Gas Exploration & Production — 1.8%

Anadarko Petroleum Corp.	2,818	186,552
Southwestern Energy Co.	2,862	91,384	(a)
		277,936

Oil & Gas Refining & Marketing — 0.5%

Marathon Petroleum Corp.	1,761	79,104

Oil & Gas Storage & Transportation — 0.4%

The Williams Companies Inc.	2,202	63,462

Packaged Foods & Meats — 2.6%

Kraft Foods Inc.	8,807	340,126
Nestle S.A. ADR	1,277	76,288
		416,414

Pharmaceuticals — 4.5%

Johnson & Johnson	5,252	354,825
Novartis AG ADR	977	54,614
Pfizer Inc.	13,127	301,921
		711,360

Property & Casualty Insurance — 1.4%

ACE Ltd.	3,038	225,207

Regional Banks — 0.6%

Regions Financial Corp.	14,972	101,061

Reinsurance — 0.5%

PartnerRe Ltd.	969	73,324

Research & Consulting Services — 0.7%

Nielsen Holdings N.V.	4,227	110,832	(a)

Semiconductors — 3.0%

Altera Corp.	2,114	71,538
Analog Devices Inc.	2,114	79,634
Intel Corp.	6,605	176,023
Texas Instruments Inc.	5,064	145,286
		472,481

Soft Drinks — 3.9%

Coca-Cola Enterprises Inc.	7,706	216,076
PepsiCo Inc.	5,592	395,131
		611,207

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Core Value Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Steel — 1.0%

Allegheny Technologies Inc.	4,699	$149,851

Systems Software — 5.6%

Microsoft Corp.	17,614	538,812	(d)
Oracle Corp.	11,701	347,520
		886,332

Total Common Stock (Cost $13,208,194)		14,732,982
Exchange Traded Funds — 1.6%

Financial Select Sector SPDR Fund	3,461	50,600	(f)
Industrial Select Sector SPDR Fund	5,546	197,826	(d,f)

Total Exchange Traded Funds (Cost $252,545)		248,426

Other Investments — 0.1%

GEI Investment Fund (Cost $6,665)		7,198	(e)

Total Investments in Securities (Cost $13,467,404)		14,988,606

	Fair Value
Short-Term Investments — 4.8%
GE Institutional Money Market Fund — Investment Class 0.04% (Cost $757,546)	$757,546	(b,e)

Total Investments (Cost $14,224,950)	15,746,152

Other Assets and Liabilities, net — 0.0%*	3,091

NET ASSETS —100.0%	$15,749,243

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2012	9	$610,380	$18,716

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(d)	At June 30, 2012 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.
(e)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GE Investment Fund has been determined to be illiquid using procedures determined by the Board of Directors.

(f)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

*	Less than 0.05%.

†	Percentages are based on net assets as of June 30, 2012 .

Abbreviations:

ADR	American Depository Receipt

SPDR	Standard & Poors Depository Receipts

6

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 1
	6/30/12†		12/31/11		12/31/10		12/31/09		12/31/08		12/31/07
Inception date	—		—		—		—		—		4/28/00
Net asset value, beginning of period	$8.63		$8.85		$8.04		$6.48		$10.16		$10.70
Income/(loss) from investment operations:
Net investment income	0.06		0.08		0.11	**	0.08		0.11		0.12
Net realized and unrealized gains/(losses) on investments	0.55		(0.22)		0.82		1.57		(3.46)		0.97
Total income/(loss) from investment operations	0.61		(0.14)		0.93		1.65		(3.35)		1.09
Less distributions from:
Net investment income	—		0.08		0.12		0.09		0.12		0.12
Net realized gains	—		—		—		—		0.21		1.51
Total distributions	—		0.08		0.12		0.09		0.33		1.63
Net asset value, end of period	$9.24		$8.63		$8.85		$8.04		$6.48		$10.16
TOTAL RETURN (a)	7.07%		(1.60)%		11.57%		25.40%		(32.94)%		10.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$15,749		$16,251		$19,756		$21,847		$20,361		$37,765
Ratios to average net assets:
Net investment income	1.21%	*	0.80%		1.32%		1.16%		1.18%		0.96%
Net expenses	1.01%	(b)*	1.28%	(b)	0.97%	(b)	1.24%	(b)	0.95%	(b)	0.81%
Gross expenses	1.01%	*	1.28%		0.97%		1.24%		0.95%		0.81%
Portfolio turnover rate	30%		49%		45%		61%		68%		45%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund or, prior to 2011, in another affiliated Money Market Fund formerly managed by GEAM.
*	Annualized for periods less than one year.
**	Per share values have been calculated using the average share method.
†	Unaudited

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $13,460,739)	$14,981,408
Investments in affiliated securities, at Fair Value (cost $6,665)	7,198
Short-Term affiliated investments (at amortized cost)	757,546
Receivable for investments sold	258,459
Income receivables	11,982
Variation margin receivable	15,300
Other assets	772
Total Assets	16,032,665

LIABILITIES
Payable for investments purchased	225,443
Payable for Fund shares redeemed	11,074
Payable to GEAM	8,135
Accrued other expenses	38,770
Total Liabilities	283,422
NET ASSETS	$15,749,243

NET ASSETS CONSIST OF
Capital paid in	15,393,538
Undistributed net investment income	98,030
Accumulated net realized loss	(1,282,243)
Net unrealized appreciation on:
Investments	1,521,202
Futures	18,716
NET ASSETS	$15,749,243

Class 1

NET ASSETS	15,749,243
Shares outstanding( $0.01 par value; unlimited shares authorized)	1,703,798
Net asset value per share	$9.24

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ending June 30, 2012	Unaudited

INVESTMENT INCOME
Income
Dividends	$184,518
Interest	104
Interest from affiliated investments	153
Less: Foreign taxes withheld	(1,899)
Total Income	182,876

Expenses
Advisory and administration fees	53,817
Distribution fees Class 4*	23
Director’s fees	343
Custody and accounting expenses	16,731
Professional fees	8,952
Other expenses	3,813
Total expenses before waiver and reimbursement	83,679
Less: Expenses waived or borne by the adviser	(325)
Net expenses	83,354
Net investment income	99,522

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain on:
Investments	528,237
Futures	45,652

Increase in unrealized appreciation on:
Investments	472,603
Futures	23,071
Net realized and unrealized gain on Investments	1,069,563
Net increase in net assets resulting from operations	$1,169,085

*	Share Class 4 was closed effective June 29, 2012.

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets
	Six months ended June 30, 2012 *	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$99,522	$144,038
Net realized gain on investments, futures and foreign currency transactions	573,889	1,546,491
Net increase(decrease) in unrealized appreciation/depreciation on investments and futures	495,674	(1,929,577)
Net Increase (decrease) from operations	1,169,085	(239,048)
Distributions to shareholders from:
Net investment income
Class 1	—	(146,121)
Class 4 **	—	(42)
Total distributions	—	(146,163)
Increase (decrease) in assets from operations and distributions	1,169,085	(385,211)
Share transactions:
Proceeds from sale of shares
Class 1	160,446	318,371
Class 4 **	—	—
Value of distributions reinvested
Class 1	—	146,121
Class 4 **	—	42
Cost of shares redeemed
Class 1	(1,831,054)	(3,583,731)
Class 4 **	(10,054)	—
Net decrease from share transactions	(1,680,662)	(3,119,197)
Total decrease in net assets	(511,577)	(3,504,408)

NET ASSETS
Beginning of period	16,260,820	19,765,228
End of period	$15,749,243	$16,260,820
Undistributed (distribution in excess of) net investment income, end of period	$98,030	$(1,492)

CHANGES IN FUND SHARES

Class 1
Shares sold	17,507	35,822
Issued for distributions reinvested	—	17,050
Shares redeemed	(197,186)	(402,427)
Net decrease in fund shares	(179,679)	(349,555)

Class 4 **
Shares sold	—	—
Issued for distributions reinvested	—	5
Shares redeemed	(1,089)	—
Net increase (decrease) in fund shares	(1,089)	5

*	(Unaudited)
**	Share Class 4 was closed effective June 29, 2012

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2012 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund (the “Fund”), Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts. Class 4 shares were closed on June 29, 2012.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Derivatives The Fund is subject to equity price risk, in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available.

11

Notes to Financial Statements	June 30, 2012 (Unaudited)

Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that

12

Notes to Financial Statements	June 30, 2012 (Unaudited)

are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$14,732,982	$—	$—	$14,732,982
Exchange Traded Funds	248,426	—	—	248,426
Other Investments	—	7,198	—	7,198
Short-Term Investments	757,546	—	—	757,546

Total Investments in Securities	$15,738,954	$7,198	$—	$15,746,152

Other Financial Instruments*
Futures Contracts — Unrealized Appreciation	$18,716	$—	$—	$18,716

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between the fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

13

Notes to Financial Statements	June 30, 2012 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2012.

	Asset Derivatives June 30, 2012		Liability Derivatives June 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/(Depreciation) on Futures	18,716*	Liabilities, Net Assets — Net Unrealized Appreciation/(Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts reported in the Schedule of Investments and as within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operation, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	2,149,471/(2,234,114)	45,652	23,071

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2012.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Distribution and Service (12b-1) Fee Prior to the closure of Class 4 shares on June 29, 2012 the Company had adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund could compensate GE Investment Distributors, Inc. (“GEID”), a wholly-owned subsidiary of GEAM and the Fund’s principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund’s Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offered such share class as an investment option. The amount of compensation paid under the Plan by the Fund’s Class 4 shares was not exceed to 0.45% of the average daily net assets of the Fund attributable to such share class.

14

Notes to Financial Statements	June 30, 2012 (Unaudited)

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2012 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$4,832,991	$6,379,565

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2008, 2009, 2010 and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2012, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax
	Appreciation	Depreciation	Net Tax Appreciation
$14,454,703	$1,902,623	$(611,174)	$1,291,449

As of December 31, 2011, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$1,583,949	$—	12/31/2017

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2011, the Fund utilized $1,375,316 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2011 as follows:

Capital	Ordinary
$48,361	$—

15

Notes to Financial Statements	June 30, 2012 (Unaudited)

The tax composition of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2011	$146,163	$—	$146,163
2010	265,456	—	265,456

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, investments organized as partnerships for tax purposes, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2011 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$1,304	$25	($1,329)

9.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Mid-Cap Equity Fund and the Money Market Fund were liquidated. These funds ceased operations and are no longer offered for investment.

16

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

17

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified – 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

18

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

19

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

20

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer.

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

21

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Mid-Cap Equity Fund

Semi-Annual Report

June 30, 2012

GE Investments Funds, Inc.

Mid-Cap Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Mid-Cap Equity Fund†	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Mid-Cap Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of mid-cap companies, such as common and preferred stocks. The Fund invests primarily in mid-cap companies the portfolio manager believes are undervalued by the market and have above-average growth potential.

Sector Allocation

as a % of Fair Value(c) of $71,294 (in thousands) on June 30, 2012(a)(b)

Top Ten Largest Holdings

as of June 30, 2012 as a % of Fair Value (a)(b)(c)

Alexion Pharmaceuticals Inc.	2.39%
Catalyst Health Solutions Inc.	2.34%
HCC Insurance Holdings Inc.	2.27%
American Tower Corp. (REIT)	2.08%
Affiliated Managers Group Inc.	1.99%
IHS Inc.	1.93%
Corrections Corporation of America	1.91%
Citrix Systems Inc.	1.89%
ITC Holdings Corp.	1.87%
Bed Bath & Beyond Inc.	1.66%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented to not include the Fund’s entire investment portfolio and may change at any time.
*	Less than 0.01%.
†	As of August 3, 2012, the assets of the Fund were liquidated. The Fund ceased operations and is and no longer offered for investment.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Mid-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 – June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return*	1,000.00	1,107.90	3.98
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,021.08	3.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76% for (for the period January 1, 2012 – June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Mid-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Mid-Cap Equity Fund

	Number of Shares	Fair Value
Common Stock — 93.3%†

Advertising — 1.1%

Omnicom Group Inc.	15,847	$770,164

Aerospace & Defense — 1.1%

Hexcel Corp.	29,074	749,818	(a)

Apparel Retail — 0.8%

Urban Outfitters Inc.	20,956	578,176	(a)

Apparel, Accessories & Luxury Goods — 1.4%

Coach Inc.	17,046	996,850

Application Software — 2.5%

Citrix Systems Inc.	16,027	1,345,306	(a)
Splunk Inc.	14,539	408,546	(a)
		1,753,852

Asset Management & Custody Banks — 3.3%

Affiliated Managers Group Inc.	12,974	1,420,004	(a)
Financial Engines Inc.	6,637	142,364	(a)
Invesco Ltd.	34,812	786,751
		2,349,119

Automotive Retail — 1.5%

O’Reilly Automotive Inc.	12,606	1,056,005	(a)

Biotechnology — 5.3%

Alexion Pharmaceuticals Inc.	17,183	1,706,272	(a)
Human Genome Sciences Inc.	24,263	318,573	(a)
Incyte Corp Ltd.	24,737	561,530	(a)
Isis Pharmaceuticals Inc.	28,851	346,212	(a)
Vertex Pharmaceuticals Inc.	14,775	826,218	(a)
		3,758,805

Brewers — 0.4%

Molson Coors Brewing Co.	7,512	312,574

Broadcasting — 2.3%

Discovery Communications Inc. ††	6,333	341,982	(a)
Discovery Communications Inc. ††	10,617	531,806	(a)
Liberty Media Corporation — Capital	8,342	733,345	(a)
		1,607,133

Cable & Satellite — 1.4%

Liberty Global Inc.	21,615	1,032,116	(a)

Casinos & Gaming — 1.6%

Penn National Gaming Inc.	24,942	1,112,164	(a)

	Number of Shares	Fair Value

Coal & Consumable Fuels — 0.6%

Peabody Energy Corp.	16,667	$408,675

Communications Equipment — 0.7%

Juniper Networks Inc.	30,194	492,464	(a)

Computer Storage & Peripherals — 1.0%

Synaptics Inc.	24,058	688,781	(a)

Construction & Engineering — 1.2%

Quanta Services Inc.	36,976	890,012	(a)

Construction & Farm Machinery & Heavy Trucks — 0.9%

Cummins Inc.	6,875	666,256

Diversified Financial Services — 0.8%

Comerica Inc.	17,428	535,214

Diversified Metals & Mining — 0.4%

Molycorp Inc.	12,072	260,152	(a)

Electric Utilities — 1.9%

ITC Holdings Corp.	19,320	1,331,341

Electrical Components & Equipment — 0.7%

Cooper Industries PLC	7,815	532,827

Environmental & Facilities Services — 1.0%

Stericycle Inc.	8,010	734,277	(a)

Fertilizers & Agricultural Chemicals — 1.3%

Intrepid Potash Inc.	13,907	316,523	(a)
Monsanto Co.	6,958	575,983	(c)
		892,506

Healthcare Equipment — 1.4%

Gen-Probe Inc.	6,808	559,618	(a)
Insulet Corp.	20,395	435,841	(a)
		995,459

Healthcare Facilities — 1.3%

Universal Health Services Inc.	21,696	936,399

Healthcare Services — 2.3%

Catalyst Health Solutions Inc.	17,859	1,668,745	(a)

Home Building — 1.0%

MDC Holdings Inc.	21,929	716,420

Home Entertainment Software — 1.4%

Activision Blizzard Inc.	83,467	1,000,769

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Mid-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Home Furnishing Retail — 1.7%

Bed Bath & Beyond Inc.	19,172	$1,184,830	(a)

Hotels, Resorts & Cruise Lines — 1.1%

Royal Caribbean Cruises Ltd.	29,434	766,167

Household Products — 1.2%

The Clorox Co.	11,737	850,463

Independent Power Producers & Energy Traders — 1.2%

The AES Corp.	68,020	872,697	(a)

Industrial Machinery — 2.5%

Harsco Corp.	46,530	948,281
Rexnord Corp.	41,138	824,406	(a)
		1,772,687

Internet Software & Services — 3.3%

Baidu Inc. ADR	5,092	585,478	(a)
Equinix Inc.	5,886	1,033,876	(a)
MercadoLibre Inc.	10,047	761,563
		2,380,917

Life Sciences Tools & Services — 4.3%

Covance Inc.	15,029	719,138	(a)
Illumina Inc.	18,943	765,108
Mettler-Toledo International Inc.	3,749	584,282	(a,c)
Thermo Fisher Scientific Inc.	19,695	1,022,367	(c)
		3,090,895

Multi-Line Insurance — 2.3%

HCC Insurance Holdings Inc.	51,482	1,616,535

Office REITs — 1.7%

Douglas Emmett Inc.	30,854	712,727
SL Green Realty Corp.	6,444	517,067
		1,229,794

Oil & Gas Drilling — 1.1%

Noble Corp.	23,567	766,634

Oil & Gas Equipment & Services — 2.4%

Cameron International Corp.	9,348	399,253	(a)
McDermott International Inc.	48,059	535,377	(a)
Weatherford International Ltd.	63,197	798,178	(a)
		1,732,808

Oil & Gas Exploration & Production — 2.5%

Forest Oil Corp.	33,341	244,390	(a)
Pioneer Natural Resources Co.	7,661	675,777
Range Resources Corp.	13,980	864,943
		1,785,110

	Number of Shares	Fair Value

Packaged Foods & Meats — 2.3%

McCormick & Company Inc.	14,021	$850,374	(c)
Mead Johnson Nutrition Co.	9,804	789,320
		1,639,694

Property & Casualty Insurance — 1.4%

ACE Ltd.	13,471	998,605

Real Estate Services — 1.3%

CBRE Group Inc.	56,908	931,015	(a,c)

Regional Banks — 1.4%

Regions Financial Corp.	39,799	268,643
Zions Bancorporation	37,253	723,453
		992,096

Research & Consulting Services — 4.0%

FTI Consulting Inc.	20,807	598,201	(a)
IHS Inc.	12,757	1,374,312	(a)
Nielsen Holdings N.V.	34,109	894,338	(a)
		2,866,851

Restaurants — 1.0%

Arcos Dorados Holdings Inc.	46,360	685,201

Security & Alarm Services — 1.9%

Corrections Corporation of America	46,217	1,361,091

Semiconductors — 2.1%

Hittite Microwave Corp.	17,719	905,795	(a)
Marvell Technology Group Ltd.	54,696	616,971
		1,522,766

Soft Drinks — 1.2%

Coca-Cola Enterprises Inc.	31,772	890,887

Specialized Finance — 0.6%

MSCI Inc.	13,363	454,609	(a)

Specialized REITs — 2.1%

American Tower Corp.	21,161	1,479,365

Specialty Chemicals — 2.3%

Cytec Industries Inc.	12,349	724,145
Ecolab Inc.	13,134	900,073
		1,624,218

Steel — 0.7%

Allegheny Technologies Inc.	16,684	532,053

Systems Software — 1.8%

Fortinet Inc.	25,864	600,562	(a)
Rovi Corp.	33,900	665,118	(a)

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Mid-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

ServiceNow Inc.	603	$14,834	(a)
		1,280,514

Thrifts & Mortgage Finance — 2.0%

BankUnited Inc.	21,093	497,373
People’s United Financial Inc.	78,269	908,703
		1,406,076

Trading Companies & Distributors — 1.3%

MSC Industrial Direct Company Inc.	13,822	906,032

Total Common Stock (Cost $51,778,029)		66,447,683
Other Investments — 0.0%*
GEI Investment Fund (Cost $17,057)		18,422	(d)

Total Investments in Securities (Cost $51,795,086)		66,466,105
Short-Term Investments — 6.8%
GE Institutional Money Market Fund —Investment Class 0.04% (Cost $4,827,840)		4,827,840	(b,d)

Total Investments (Cost $56,622,926)		71,293,945

Liabilities in Excess of Other Assets, net — (0.1)%		(47,172)

NET ASSETS — 100.0%		$71,246,773

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited);

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P Midcap 400 Emini Index Futures	September 2012	35	$3,288,250	$13,974

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	At June 30, 2012 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.
(d)	GE Asset Management ("GEAM"), the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GE Investment Fund has been determined to be illiquid using procedures established by the Board of Directors.

†	Percentages are based on net assets as of June 30, 2012 .

††	Security traded on different exchanges.

*	Less than 0.05%.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

6

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 1
	6/30/12†		12/31/11		12/31/10		12/31/09		12/31/08		12/31/07
Inception date	—		—		—		—		—		5/1/97
Net asset value, beginning of period	$15.75		$18.64		$14.82		$10.50		$17.30		$18.19
Income/(loss) from investment operations:
Net investment income	0.02		0.03		0.06	**	0.09		0.10		0.08
Net realized and unrealized gains/(losses) on investments	1.68		(1.60)		3.82		4.26		(6.65)		2.23
Total income/(loss) from investment operations	1.70		(1.57)		3.88		4.35		(6.55)		2.31
Less distributions from:
Net investment income	—		0.02		0.06		0.03		0.05		0.07
Return of capital			0.35		—		—		—		—
Net realized gains	—		0.95		—		—		0.20		3.13
Total distributions	—		1.32		0.06		0.03		0.25		3.20
Net asset value, end of period	$17.45		$15.75		$18.64		$14.82		$10.50		$17.30
TOTAL RETURN (a)	10.79%		(8.34)%		26.18%		41.45%		(37.82)%		12.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$71,247		$71,253		$97,829		$92,374		$81,791		$191,339
Ratios to average net assets:
Net investment income	0.22%	*	0.12%		0.35%		0.19%		0.29%		0.35%
Net expenses	0.76%	(b)*	0.82%	(b)	0.71%	(b)	0.80%	(b)	0.73%	(b)	0.70%	(b)
Gross expenses	0.76%	*	0.83%		0.71%		0.80%		0.73%		0.70%
Portfolio turnover rate	12%		26%		31%		24%		49%		65%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund or, prior to 2011, in another affiliated money market fund formerly managed by GEAM. Excluding waiver, the expense ratios would be unchanged.
*	Annualized for periods less than one year.
**	Per share values have been calculated using the average share method.
†	Unaudited.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $51,778,029)	$66,447,683
Investments in affiliated securities, at Fair Value (cost $17,057)	18,422
Short-term affiliated investments (at amortized cost)	4,827,840
Income receivables	52,110
Receivable for fund shares sold	40
Variation margin receivable	95,977
Other assets	2,426
Total Assets	71,444,498

LIABILITIES
Payable for investments purchased	10,854
Payable for fund shares redeemed	102,752
Payable to GEAM	37,080
Accrued other expenses	47,039
Total Liabilities	197,725
NET ASSETS	$71,246,773

NET ASSETS CONSIST OF :
Capital paid in	56,492,993
Undistributed net investment income	99,096
Accumulated net realized loss	(30,309)
Net unrealized appreciation on:
Investments	14,671,019
Futures	13,974
NET ASSETS	$71,246,773

Class 1

NET ASSETS	71,246,773
Shares outstanding( $0.01 par value; unlimited shares authorized)	4,082,352
Net asset value per share	$17.45

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ending June 30, 2012	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$324,008
Interest	42,278
Interest from affiliated investments	699
Less: Foreign taxes withheld	(675)
Total Income	366,310

Expenses:
Advisory and administration fees	244,085
Distribution fees Class 4*	25
Director’s fees	1,592
Custody and accounting expenses	16,305
Professional fees	9,967
Other expenses	14,290
Total expenses before waiver and reimbursement	286,264
Less: Expenses waived or borne by the adviser	(1,497)
Net expenses	284,767
Net investment income	81,543

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain on:
Investments	2,445,843
Futures	108,685

Increase in unrealized appreciation on:
Investments	5,050,583
Futures	23,251
Net realized and unrealized gain on investments	7,628,362
Net increase in net assets resulting from operations	$7,709,905

*	Share Class 4 was closed effective June 29, 2012.

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets
	Six Months Ended June 30, 2012*	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$81,543	$107,028
Net realized gain on investments and futures	2,554,528	8,960,389
Net increase (decrease) in unrealized appreciation/(depreciation) on investments and futures	5,073,834	(15,515,301)
Net increase (decrease) from operations	7,709,905	(6,447,884)
Distributions to shareholders from :
Net investment income
Class 1	—	(93,615)
Class 4**	—	—
Return of capital
Class 1	—	(1,471,706)
Class 4**	—	(213)
Net realized gains
Class 1	—	(3,964,505)
Class 4**	—	(575)
Total distributions	—	(5,530,614)
Increase (decrease) in assets from operations and distributions	7,709,905	(11,978,498)
Share transactions :
Proceeds from sale of shares
Class 1	549,238	2,636,455
Class 4**	—	—
Value of distributions reinvested
Class 1	—	5,529,827
Class 4**	—	788
Cost of shares redeemed
Class 1	(8,263,987)	(22,765,404)
Class 4**	(11,366)	—
Net decrease from share transactions	(7,726,115)	(14,598,334)
Total decrease in net assets	(16,210)	(26,576,832)

NET ASSETS
Beginning of period	71,262,983	97,839,815
End of period	$71,246,773	$71,262,983
Undistributed net investment income, end of period	$99,096	$17,553

CHANGES IN FUND SHARES

Class 1
Shares sold	31,150	137,227
Issued for distributions reinvested	—	354,249
Shares redeemed	(472,644)	(1,216,132)
Net decrease in fund shares	(441,494)	(724,656)

Class 4**
Shares sold	—	—
Issued for distributions reinvested	—	50
Shares redeemed	(656)	—
Net Increase (decrease) in Fund Shares	(656)	50

*	(Unaudited)
**	Share Class 4 was closed effective June 29, 2012

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2012 (Unaudited)

1. Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund (the “Fund”), Small-Cap Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”), is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts. Class 4 shares were closed on June 29, 2012.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available.

11

Notes to Financial Statements	June 30, 2012 (Unaudited)

Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not

12

Notes to Financial Statements	June 30, 2012 (Unaudited)

represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$66,447,683	$—	$—	$66,447,683
Other Investments	—	18,422	—	18,422
Short-Term Investments	4,827,840	—	—	4,827,840

Total Investments in Securities	$71,275,523	$18,422	$—	$71,293,945

Other Financial Instruments*
Futures Contracts — Unrealized Appreciation	$13,974	$—	$—	$13,974

† See Schedule of Investments for Industry Classification

* Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between the fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2012.

13

Notes to Financial Statements	June 30, 2012 (Unaudited)

	Asset Derivatives June 30, 2012		Liability Derivatives June 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	13,974*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

* Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	13,055,997/(9,110,113)	108,685	23,251
5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 10% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2012.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund.

GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Distribution and Service (12b-1) Fees Prior to the closure of Class 4 shares on June 29, 2012, the Company had adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund could compensate GE Investment Distributors, Inc. (“GEID”), a wholly-owned subsidiary of GEAM and the Fund’s principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund’s Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offered such share class as an investment option. The amount of compensation paid under the Plan by the Fund’s Class 4 shares was not to exceed 0.45% of the average daily net assets of the Fund attributable to such share class.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

14

Notes to Financial Statements	June 30, 2012 (Unaudited)

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the six-month period ended June 30, 2012, were as follows:

Non U.S. Government Securities
Purchases	Sales
$8,721,174	$20,401,710

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2008, 2009, 2010 and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2012, information on the tax cost of investments was as follows:

	Gross Tax
Cost of Investments for Tax Purposes	Appreciation	Depreciation	Net Tax Appreciation
$58,585,333	$18,583,925	$(5,875,313)	$12,708,612

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. As of December 31, 2011, the Fund did not have any capital loss carryovers.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2011, the Fund utilized $5,212,895 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2011 as follows:

Capital	Ordinary
$635,157	$—

The tax composition of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
2011	$93,615	$3,965,080	$1,471,919	$5,530,614
2010	316,553	—	—	316,553

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS) and other equity investments, investments

15

Notes to Financial Statements	June 30, 2012 (Unaudited)

organized as partnerships for tax purposes, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2011 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(4,836)	$1,476,755	$(1,471,919)

9.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Fund and the Money Market Fund were liquidated. These funds ceased operations and are no longer offered for investment.

16

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

17

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

18

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

19

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

20

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer.

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

21

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Small-Cap Equity Fund

Semi-Annual Report

June 30, 2012

GE Investments Funds, Inc.

Small-Cap Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Small-Cap Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Small Cap Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. This orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation

as a % of Fair Value of $43,974 (in thousands) on June 30, 2012 (a)(b)

Top Ten Largest Holdings

as of June 30, 2012 as a % of Fair Value (a)(b)(c)

Sensient Technologies Corp.	1.21%
Bio-Reference Labs Inc.	1.18%
LKQ Corp.	0.98%
Jarden Corp.	0.96%
John Wiley & Sons Inc.	0.91%
Darling International Inc.	0.90%
Allied World Assurance Company Holdings AG	0.89%
AGCO Corp.	0.87%
Smithfield Foods Inc.	0.87%
Omega Healthcare Investors Inc. (REIT)	0.84%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented to not include the Fund’s entire investment portfolio and may change at any time.
*	Less than 0.01%.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Small-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 - June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*

Actual Fund Return	1,000.00	1,066.90	6.68
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,018.40	6.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (for the period January 1, 2012 - June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Small-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Small-Cap Equity Fund

	Number of Shares	Fair Value
Common Stock—96.0% †

Advertising — 0.8%

Arbitron Inc.	9,500	$332,500
RtheLocal Inc.	1,700	18,700	(a)
		351,200

Aerospace & Defense — 1.1%

AAR Corp.	529	7,131
Esterline Technologies Corp.	2,735	170,527	(a)
Hexcel Corp.	800	20,632	(a)
Moog Inc.	991	40,978	(a)
Teledyne Technologies Inc.	3,000	184,950	(a)
Triumph Group Inc.	746	41,977
		466,195

Agricultural Products — 1.0%

Darling International Inc.	24,075	396,997	(a)
Fresh Del Monte Produce Inc.	1,942	45,579
		442,576

Air Freight & Logistics — 0.5%

Hub Group Inc.	3,100	112,220	(a)
UTi Worldwide Inc.	7,300	106,653
		218,873

Alternative Carriers — 0.0%*

Vonage Holdings Corp.	5,800	11,658	(a)

Apparel Retail — 1.3%

Aeropostale Inc.	8,676	154,693	(a)
American Eagle Outfitters Inc.	4,900	96,677
Ascena Retail Group Inc.	1,000	18,620
Crocs Inc.	1,200	19,380	(a)
DSW Inc.	400	21,760
Express Inc.	700	12,719	(a)
Genesco Inc.	368	22,135	(a)
The Buckle Inc.	5,500	217,635
Zumiez Inc.	600	23,760	(a)
		587,379

Apparel, Accessories & Luxury Goods — 1.5%

Columbia Sportswear Co.	5,619	301,291
Iconix Brand Group Inc.	15,250	266,418	(a)
Maidenform Brands Inc.	3,900	77,688	(a)
True Religion Apparel Inc.	600	17,388
		662,785

Application Software — 4.8%

ACI Worldwide Inc.	6,250	276,313	(a)
Actuate Corp.	3,200	22,176	(a)

	Number of Shares	Fair Value

Advent Software Inc.	1,400	$37,954	(a)
Blackbaud Inc.	7,000	179,690
Bottomline Technologies Inc.	7,200	129,960	(a)
Compuware Corp.	2,200	20,438	(a)
Concur Technologies Inc.	3,700	251,970	(a)
Ebix Inc.	4,800	95,760
Fair Isaac Corp.	500	21,140
Kenexa Corp.	700	20,321	(a)
Mentor Graphics Corp.	1,500	22,500	(a)
Monotype Imaging Holdings Inc.	1,700	28,509	(a)
NICE Systems Ltd. ADR	3,900	142,740	(a)
Parametric Technology Corp.	14,800	310,208	(a)
PROS Holdings Inc.	3,200	53,824	(a)
QLIK Technologies Inc.	8,100	179,172	(a)
SolarWinds Inc.	550	23,958	(a)
SS&C Technologies Holdings Inc.	10,890	272,250	(a)
Tyler Technologies Inc.	500	20,175	(a)
		2,109,058

Asset Management & Custody Banks — 1.3%

Affiliated Managers Group Inc.	2,875	314,669	(a)
Financial Engines Inc.	4,900	105,105	(a)
Manning & Napier Inc.	1,500	21,345
Waddell & Reed Financial Inc.	4,900	148,372
		589,491

Auto Parts & Equipment — 0.3%

Accuride Corp.	1,731	10,386
Dana Holding Corp.	5,438	69,661
Federal-Mogul Corp.	800	8,800	(a)
Modine Manufacturing Co.	3,522	24,407	(a)
Stoneridge Inc.	2,911	19,824	(a)
Tenneco Inc.	600	16,092	(a)
		149,170

Automobile Manufacturers — 0.5%

Thor Industries Inc.	8,635	236,685

Automotive Retail — 0.1%

America’s Car-Mart Inc.	676	26,263	(a)

Biotechnology — 1.2%

Acorda Therapeutics Inc.	900	21,204	(a)
Alkermes PLC	1,100	18,667	(a)
Cepheid Inc.	400	17,900	(a)
Cubist Pharmaceuticals Inc.	4,300	163,013	(a)
Emergent Biosolutions Inc.	1,400	21,210	(a)
Genomic Health Inc.	2,400	80,160	(a)
Myriad Genetics Inc.	5,800	137,866	(a)
PDL BioPharma Inc.	2,220	14,719
Sciclone Pharmaceuticals Inc.	4,800	33,648	(a)
Spectrum Pharmaceuticals Inc.	1,800	28,008	(a)
		536,395

Building Products — 0.3%

AAON Inc.	1,252	23,600
Apogee Enterprises Inc.	1,880	30,212

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Small-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Simpson Manufacturing Company Inc.	600	$17,706
Universal Forest Products Inc.	1,230	47,945
		119,463

Casinos & Gaming — 0.1%

Ameristar Casinos Inc.	1,000	17,770
WMS Industries Inc.	2,262	45,127	(a)
		62,897

Catalog Retail — 0.0%*

HSN Inc.	500	20,175

Commercial Banks — 0.0%*

First Commonwealth Financial Corp.	1,647	11,084
Sterling Financial Corp.	273	5,157	(a)
		16,241

Commercial Printing — 0.0%*

Consolidated Graphics Inc.	435	12,637	(a)

Commodity Chemicals — 0.6%

Koppers Holdings Inc.	7,825	266,050
OM Group Inc.	984	18,696	(a)
		284,746

Communications Equipment — 0.4%

Arris Group Inc.	3,650	50,772	(a)
Calix Inc.	2,800	23,016	(a)
NETGEAR Inc.	1,789	61,738	(a)
Plantronics Inc.	1,621	54,141
		189,667

Computer & Electronics Retail — 0.0%*

Conn’s Inc.	1,300	19,240	(a)

Computer Storage & Peripherals — 0.1%

MTS Systems Corp.	863	33,269
QLogic Corp.	1,200	16,428	(a)
		49,697

Construction & Engineering — 1.9%

Chicago Bridge & Iron Company N.V.	7,765	294,759
Dycom Industries Inc.	1,000	18,610	(a)
Quanta Services Inc.	8,500	204,595	(a)
URS Corp.	8,850	308,688
		826,652

Construction & Farm Machinery & Heavy Trucks — 2.1%

AGCO Corp.	8,400	384,132	(a)
Astec Industries Inc.	2,330	71,484	(a)
Greenbrier Companies Inc.	3,859	67,841	(a)
Lindsay Corp.	300	19,470
Sauer-Danfoss Inc.	600	20,958
Trinity Industries Inc.	13,825	345,349
		909,234

	Number of Shares	Fair Value

Construction Materials — 0.1%

Drew Industries Inc.	965	$26,875	(a)
Eagle Materials Inc.	600	22,404
		49,279

Consumer Electronics — 0.0%*

Harman International Industries Inc.	358	14,177

Consumer Finance — 0.0%*

EZCORP Inc.	750	17,595	(a)

Data Processing & Outsourced Services — 2.6%

Broadridge Financial Solutions Inc.	13,875	295,121
Cardtronics Inc.	3,700	111,777	(a)
Global Cash Access Holdings Inc.	27,600	198,996	(a)
Heartland Payment Systems Inc.	700	21,056
Jack Henry & Associates Inc.	4,900	169,148
NeuStar Inc.	3,700	123,580	(a)
TeleTech Holdings Inc.	1,150	18,400	(a)
TNS Inc.	2,496	44,778	(a)
Wright Express Corp.	2,400	148,128	(a)
		1,130,984

Distributors — 1.0%

LKQ Corp.	12,901	430,893	(a)

Diversified Metals & Mining — 0.3%

Compass Minerals International Inc.	2,000	152,560

Diversified REITs — 0.1%

Cousins Properties Inc.	2,378	18,429
Washington Real Estate Investment Trust	1,142	32,490
		50,919

Diversified Support Services — 0.6%

Coinstar Inc.	340	23,344	(a)
Healthcare Services Group Inc.	9,800	189,924
UniFirst Corp.	708	45,135
		258,403

Education Services — 0.8%

American Public Education Inc.	1,700	54,400	(a)
Capella Education Co.	1,900	66,044	(a)
K12 Inc.	4,900	114,170	(a)
Lincoln Educational Services Corp.	2,850	18,525
Strayer Education Inc.	800	87,216
		340,355

Electric Utilities — 0.8%

ALLETE Inc.	1,201	50,202
IDACORP Inc.	6,634	279,159
Westar Energy Inc.	1,436	43,008
		372,369

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Small-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Electrical Components & Equipment — 1.2%

Acuity Brands Inc.	330	$16,800
Belden Inc.	500	16,675
Brady Corp.	6,100	167,811
EnerSys	2,181	76,488	(a)
Generac Holdings Inc.	800	19,248	(a)
General Cable Corp.	700	18,158	(a)
II-VI Inc.	7,318	121,991	(a)
LSI Industries Inc.	1,779	12,666
Regal-Beloit Corp.	620	38,601
Vicor Corp.	3,000	20,820
		509,258

Electronic Components — 0.3%

Dolby Laboratories Inc.	550	22,715	(a)
Littelfuse Inc.	369	20,992
Micrel Inc.	1,900	18,107
Monolithic Power Systems Inc.	1,000	19,870	(a)
Silicon Laboratories Inc.	600	22,740	(a)
Ultratech Inc.	700	22,050	(a)
		126,474

Electronic Equipment & Instruments — 0.4%

Badger Meter Inc.	367	13,781
National Instruments Corp.	5,600	150,416
		164,197

Electronic Manufacturing Services — 0.7%

Measurement Specialties Inc.	5,157	167,654	(a)
Methode Electronics Inc.	3,898	33,172
Multi-Fineline Electronix Inc.	2,505	61,723	(a)
Plexus Corp.	1,256	35,419	(a)
		297,968

Environmental & Facilities Services — 0.3%

ABM Industries Inc.	6,000	117,360

Food Distributors — 0.1%

Nash Finch Co.	268	5,757
Spartan Stores Inc.	3,250	58,923
		64,680

Food Retail — 0.6%

Harris Teeter Supermarkets Inc.	6,600	270,534

Footwear — 1.1%

Deckers Outdoor Corp.	4,300	189,243	(a)
Wolverine World Wide Inc.	8,009	310,589
		499,832

Gas Utilities — 0.1%

South Jersey Industries Inc.	1,077	54,895

Healthcare Distributors — 0.6%

Owens & Minor Inc.	9,202	281,857

	Number of Shares	Fair Value

Healthcare Equipment — 3.8%

Analogic Corp.	370	$22,940
Conceptus Inc.	1,200	23,784	(a)
Cyberonics Inc.	600	26,964	(a)
Exactech Inc.	770	12,913	(a)
Gen-Probe Inc.	3,700	304,140	(a)
Hill-Rom Holdings Inc.	1,478	45,596
Integra LifeSciences Holdings Corp.	6,100	226,798	(a)
Masimo Corp.	8,600	192,468	(a)
NuVasive Inc.	8,400	213,024	(a)
Orthofix International N.V.	500	20,625	(a)
STERIS Corp.	4,700	147,439
Teleflex Inc.	3,300	201,003
Thoratec Corp.	4,100	137,678	(a)
Volcano Corp.	3,700	106,005	(a)
		1,681,377

Healthcare Facilities — 0.4%

The Ensign Group Inc.	823	23,266
VCA Antech Inc.	6,100	134,078	(a)
		157,344

Healthcare Services — 2.6%

Bio-Reference Labs Inc.	19,700	517,716	(a)
HMS Holdings Corp.	7,600	253,156
Magellan Health Services Inc.	528	23,934	(a)
MEDNAX Inc.	4,500	308,430	(a)
Metropolitan Health Networks Inc.	2,636	25,227	(a)
		1,128,463

Healthcare Supplies — 0.9%

Align Technology Inc.	700	23,422	(a)
Merit Medical Systems Inc.	1,664	22,980	(a)
RTI Biologics Inc.	4,900	18,424	(a)
Staar Surgical Co.	2,100	16,317	(a)
West Pharmaceutical Services Inc.	6,100	307,989
		389,132

Healthcare Technology — 1.3%

Computer Programs & Systems Inc.	1,850	105,857
MedAssets Inc.	9,600	129,120	(a)
Medidata Solutions Inc.	4,200	137,214	(a)
Omnicell Inc.	1,400	20,496	(a)
Quality Systems Inc.	7,200	198,072
		590,759

Heavy Electrical Equipment — 0.1%

AZZ Inc.	400	24,504

Home Furnishing Retail — 0.6%

Aaron’s Inc.	8,972	253,997

Home Furnishings — 0.0%*

Hooker Furniture Corp.	960	11,318

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Small-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Household Products — 0.5%

Spectrum Brands Holdings Inc.	6,375	$207,634	(a)

Housewares & Specialties — 1.3%

American Greetings Corp.	1,200	17,544
Jarden Corp.	10,050	422,301
Tupperware Brands Corp.	2,400	131,424
		571,269

Human Resource & Employment Services — 0.1%

GP Strategies Corp.	1,200	22,164	(a)

Industrial Conglomerates — 0.3%

Raven Industries Inc.	1,800	125,262

Industrial Machinery — 5.8%

Actuant Corp.	1,222	33,190
Briggs & Stratton Corp.	1,496	26,165
CLARCOR Inc.	2,400	115,584
Columbus McKinnon Corp.	1,802	27,192	(a)
EnPro Industries Inc.	5,100	190,587	(a)
ESCO Technologies Inc.	2,600	94,744
Flowserve Corp.	2,300	263,925
Harsco Corp.	3,000	61,140
IDEX Corp.	4,900	191,002
Kaydon Corp.	1,800	38,502
LB Foster Co.	433	12,388
Lincoln Electric Holdings Inc.	100	4,379
Middleby Corp.	2,800	278,908	(a)
Mueller Industries Inc.	2,600	110,734
Nordson Corp.	3,675	188,491
RBC Bearings Inc.	700	33,110	(a)
Robbins & Myers Inc.	3,600	150,552
Timken Co.	6,000	274,740
Trimas Corp.	9,600	192,960	(a)
Valmont Industries Inc.	379	45,848
Woodward Inc.	5,300	209,032
		2,543,173

Industrial REITs — 0.1%

DuPont Fabros Technology Inc.	873	24,933
First Potomac Realty Trust	3,481	40,971
		65,904

Insurance Brokers — 0.4%

Brown & Brown Inc.	6,100	166,347

Internet Software & Services — 1.5%

Ancestry.com Inc.	600	16,518	(a)
comScore Inc.	7,200	118,512	(a)
CoStar Group Inc.	1,200	97,440	(a)
Demand Media Inc.	2,200	24,640	(a)
Dice Holdings Inc.	2,000	18,780	(a)
IntraLinks Holdings Inc.	4,500	19,710	(a)
Liquidity Services Inc.	500	25,595	(a)

	Number of Shares	Fair Value

LogMeIn Inc.	4,300	$131,236	(a)
Monster Worldwide Inc.	2,000	17,000	(a)
NIC Inc.	9,100	115,570
Responsys Inc.	1,800	21,816	(a)
The Active Network Inc.	1,800	27,702	(a)
XO Group Inc.	2,000	17,740	(a)
		652,259

Investment Banking & Brokerage — 1.1%

BGC Partners Inc.	3,908	22,940
Duff & Phelps Corp.	1,400	20,300
GFI Group Inc.	17,600	62,656
Greenhill & Company Inc.	500	17,825
Piper Jaffray Co.	2,169	50,820	(a)
Raymond James Financial Inc.	8,400	287,616
Stifel Financial Corp.	1,144	35,350	(a)
		497,507

IT Consulting & Other Services — 0.3%

Sapient Corp.	10,900	109,763
Unisys Corp.	1,300	25,415	(a)
		135,178

Leisure Products — 0.5%

Brunswick Corp.	2,346	52,128
Polaris Industries Inc.	2,450	175,126
		227,254

Life & Health Insurance — 0.1%

American Equity Investment Life Holding Co.	3,691	40,638
StanCorp Financial Group Inc.	652	24,228
		64,866

Life Sciences Tools & Services — 2.3%

Bio-Rad Laboratories Inc.	2,400	240,024	(a)
Bruker Corp.	18,600	247,566	(a)
Charles River Laboratories International Inc.	600	19,656	(a)
ICON PLC ADR	7,300	164,469	(a)
Luminex Corp.	6,100	149,389	(a)
PAREXEL International Corp.	1,200	33,876	(a)
Techne Corp.	1,900	140,980
		995,960

Managed Healthcare — 1.2%

Centene Corp.	10,770	324,823	(a)
Molina Healthcare Inc.	8,100	190,026	(a)
WellCare Health Plans Inc.	400	21,200	(a)
		536,049

Metal & Glass Containers — 1.0%

AEP Industries Inc.	674	29,353	(a)
Aptargroup Inc.	3,700	188,885
Kaiser Aluminum Corp.	400	20,736
Silgan Holdings Inc.	4,900	209,181
		448,155

See Notes to Schedule of Investments and Notes to Financial Statements.

6

Small-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Movies & Entertainment — 0.1%

Cinemark Holdings Inc.	900	$20,565
Regal Entertainment Group	1,500	20,640
		41,205

Multi-Line Insurance — 0.7%

HCC Insurance Holdings Inc.	8,200	257,480
Horace Mann Educators Corp.	2,097	36,656
		294,136

Multi-Utilities — 0.9%

Avista Corp.	2,283	60,956
Black Hills Corp.	1,166	37,510
OGE Energy Corp.	5,675	293,908
		392,374

Office Electronics — 0.4%

Zebra Technologies Corp.	5,400	185,544	(a)

Office REITs — 1.6%

BioMed Realty Trust Inc.	18,641	348,214
Coresite Realty Corp.	6,350	163,957
Digital Realty Trust Inc.	1,400	105,098
Kilroy Realty Corp.	879	42,552
Lexington Realty Trust	3,107	26,316
		686,137

Office Services & Supplies — 0.3%

Herman Miller Inc.	5,200	96,304
Knoll Inc.	1,208	16,211
		112,515

Oil & Gas Drilling — 0.5%

Pioneer Drilling Co.	29,500	235,115	(a)

Oil & Gas Equipment & Services — 2.7%

Basic Energy Services Inc.	1,100	11,352	(a)
Cal Dive International Inc.	5,350	15,515	(a)
CARBO Ceramics Inc.	2,875	220,599
Dawson Geophysical Co.	544	12,958	(a)
Dril-Quip Inc.	900	59,031	(a)
Hornbeck Offshore Services Inc.	1,001	38,819	(a)
Key Energy Services Inc.	15,600	118,560	(a)
Lufkin Industries Inc.	1,800	97,776
Natural Gas Services Group Inc.	826	12,241	(a)
Oil States International Inc.	5,100	337,620	(a)
Superior Energy Services Inc.	8,100	163,863	(a)
TETRA Technologies Inc.	11,900	84,847	(a)
		1,173,181

Oil & Gas Exploration & Production — 3.0%

Approach Resources Inc.	6,200	158,348	(a)
Berry Petroleum Co.	1,066	42,278
Bill Barrett Corp.	1,804	38,642	(a)

	Number of Shares	Fair Value

Carrizo Oil & Gas Inc.	550	$12,931	(a)
Energy XXI Bermuda Ltd.	900	28,161
Gulfport Energy Corp.	5,000	103,150	(a)
Kodiak Oil & Gas Corp.	2,154	17,684	(a)
Newfield Exploration Co.	9,000	263,790	(a)
Northern Oil and Gas Inc.	8,400	133,896	(a)
Oasis Petroleum Inc.	4,900	118,482	(a)
PDC Energy Inc.	2,500	61,300	(a)
Petroquest Energy Inc.	2,600	13,000	(a)
Resolute Energy Corp.	14,500	138,765	(a)
SM Energy Co.	3,900	191,529
Stone Energy Corp.	900	22,806	(a)
		1,344,762

Oil & Gas Refining & Marketing — 0.2%

Alon USA Energy Inc.	2,300	19,458
Western Refining Inc.	3,148	70,106
		89,564

Oil & Gas Storage & Transportation — 0.0%*

Targa Resources Corp.	500	21,350

Packaged Foods & Meats — 4.0%

Flowers Foods Inc.	13,300	308,959
Lancaster Colony Corp.	3,700	263,477
Sanderson Farms Inc.	5,925	271,484
Smart Balance Inc.	9,600	90,144	(a)
Smithfield Foods Inc.	17,750	383,933	(a)
Snyders-Lance Inc.	8,400	211,932
TreeHouse Foods Inc.	4,200	261,618	(a)
		1,791,547

Paper Packaging — 0.7%

Packaging Corporation of America	11,700	330,408

Paper Products — 0.1%

Buckeye Technologies Inc.	911	25,954

Personal Products — 0.1%

Revlon Inc.	900	12,807	(a)
USANA Health Sciences Inc.	500	20,560	(a)
		33,367

Pharmaceuticals — 0.4%

Auxilium Pharmaceuticals Inc.	900	24,201	(a)
Hi-Tech Pharmacal Company Inc.	922	29,873	(a)
Medicis Pharmaceutical Corp.	600	20,490
Par Pharmaceutical Companies Inc.	2,355	85,110	(a)
		159,674

Property & Casualty Insurance — 2.4%

Allied World Assurance Company Holdings AG	4,900	389,403
American Safety Insurance Holdings Ltd.	1,735	32,531	(a)

See Notes to Schedule of Investments and Notes to Financial Statements.

7

Small-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Amtrust Financial Services Inc.	3,700	$109,927
Argo Group International Holdings Ltd.	5,495	160,839
Aspen Insurance Holdings Ltd.	6,700	193,630
The Navigators Group Inc.	3,700	185,185	(a)
		1,071,515

Publishing — 1.3%

John Wiley & Sons Inc.	8,200	401,718
Morningstar Inc.	3,000	173,520
		575,238

Railroads — 0.7%

Genesee & Wyoming Inc.	5,500	290,620	(a)

Regional Banks — 4.8%

BancorpSouth Inc.	1,524	22,128
Bank of the Ozarks Inc.	1,501	45,150
Banner Corp.	1,277	27,979
Bryn Mawr Bank Corp.	3,000	63,210
Camden National Corp.	520	19,042
Cardinal Financial Corp.	894	10,978
CoBiz Financial Inc.	1,493	9,346
Community Bank System Inc.	2,200	59,664
Cullen Frost Bankers Inc.	3,400	195,466
East West Bancorp Inc.	2,379	55,811
First Horizon National Corp.	2,964	25,639
Fulton Financial Corp.	6,200	61,938
Glacier Bancorp Inc.	1,259	19,502
Great Southern Bancorp Inc.	881	24,298
Hancock Holding Co.	745	22,678
Home Bancshares Inc.	1,335	40,824
Iberiabank Corp.	2,082	105,037
Independent Bank Corp.	2,400	70,104
Lakeland Financial Corp.	924	24,791
Old National Bancorp	1,553	18,652
PacWest Bancorp	550	13,018
Prosperity Bancshares Inc.	5,500	231,165
Southwest Bancorp Inc.	2,232	21,003	(a)
Susquehanna Bancshares Inc.	5,074	52,262
SVB Financial Group	3,700	217,264	(a)
UMB Financial Corp.	7,200	368,856
Umpqua Holdings Corp.	3,312	43,586
Washington Trust Bancorp Inc.	3,000	73,140
Westamerica Bancorporation	3,000	141,570
Wintrust Financial Corp.	751	26,661
		2,110,762

Reinsurance — 0.5%

Endurance Specialty Holdings Ltd.	4,200	160,944
Maiden Holdings Ltd.	2,662	23,106
Platinum Underwriters Holdings Ltd.	1,016	38,710
		222,760

Research & Consulting Services — 0.3%

ICF International Inc.	1,949	46,464	(a)
Resources Connection Inc.	3,400	41,820

	Number of Shares	Fair Value

The Corporate Executive Board Co.	600	$24,528
		112,812

Residential REITs — 0.3%

American Capital Mortgage Investment Corp.	800	19,104
Colonial Properties Trust	496	10,981
Home Properties Inc.	300	18,408
Mid-America Apartment Communities Inc.	1,133	77,316
		125,809

Restaurants — 0.9%

CEC Entertainment Inc.	600	21,822
Cracker Barrel Old Country Store Inc.	4,300	270,040
Einstein Noah Restaurant Group Inc.	1,050	18,438
Texas Roadhouse Inc.	1,300	23,959
The Wendy’s Co.	15,700	74,104
		408,363

Retail REITs — 0.1%

CBL & Associates Properties Inc.	1,100	21,494
Ramco-Gershenson Properties Trust	2,539	31,915
		53,409

Security & Alarm Services — 0.8%

The Brink’s Co.	15,125	350,598

Semiconductor Equipment — 0.5%

MKS Instruments Inc.	1,028	29,740
Rudolph Technologies Inc.	19,800	172,656	(a)
Veeco Instruments Inc.	550	18,898	(a)
		221,294

Semiconductors — 1.7%

Diodes Inc.	1,661	31,177	(a)
Fairchild Semiconductor International Inc.	2,944	41,510	(a)
First Solar Inc.	1,500	22,590	(a)
Hittite Microwave Corp.	1,900	97,128	(a)
Integrated Device Technology Inc.	4,096	23,020	(a)
Microsemi Corp.	12,900	238,521	(a)
Pericom Semiconductor Corp.	1,397	12,573	(a)
RF Micro Devices Inc.	4,545	19,316	(a)
Semtech Corp.	6,300	153,216	(a)
Standard Microsystems Corp.	1,872	69,058	(a)
TriQuint Semiconductor Inc.	4,898	26,939	(a)
		735,048

Specialized Consumer Services — 0.1%

Matthews International Corp.	1,100	35,739

Specialized Finance — 0.1%

NewStar Financial Inc.	3,206	41,550	(a)

See Notes to Schedule of Investments and Notes to Financial Statements.

8

Small-Cap Equity Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Specialized REITs — 1.4%

DiamondRock Hospitality Co.	3,749	$38,240
Hersha Hospitality Trust	4,855	25,634
Inland Real Estate Corp.	1,846	15,469
National Health Investors Inc.	553	28,159
Omega Healthcare Investors Inc.	16,500	371,250
Sabra Healthcare REIT Inc.	7,900	135,169
Summit Hotel Properties Inc.	2,632	22,030
		635,951

Specialty Chemicals — 1.6%

Chemtura Corp.	1,300	18,850	(a)
HB Fuller Co.	2,961	90,903
Rockwood Holdings Inc.	400	17,740
Sensient Technologies Corp.	14,463	531,226
Stepan Co.	488	45,960
		704,679

Specialty Stores — 0.3%

Cabela’s Inc.	1,456	55,051	(a)
Tractor Supply Co.	1,125	93,443
		148,494

Steel — 0.6%

Carpenter Technology Corp.	610	29,182
Commercial Metals Co.	14,500	183,280
Schnitzer Steel Industries Inc.	1,705	47,774
		260,236

Systems Software — 1.6%

Ariba Inc.	7,100	317,796	(a)
CommVault Systems Inc.	500	24,785	(a)
Fortinet Inc.	700	16,254	(a)
MICROS Systems Inc.	6,730	344,576	(a)
		703,411

Technology Distributors — 0.2%

ScanSource Inc.	918	28,128	(a)
Tech Data Corp.	988	47,592	(a)
		75,720

Thrifts & Mortgage Finance — 0.2%

BankUnited Inc.	1,246	29,381
Dime Community Bancshares Inc.	328	4,359
Northwest Bancshares Inc.	2,703	31,652
Washington Federal Inc.	2,394	40,435
		105,827

Tires & Rubber — 0.2%

Cooper Tire & Rubber Co.	5,438	95,383

Trading Companies & Distributors — 0.8%

Applied Industrial Technologies Inc.	8,800	324,280
DXP Enterprises Inc.	505	20,952	(a)
		345,232

	Number of Shares	Fair Value

Trucking — 1.0%

Avis Budget Group Inc.	1,300	$19,760	(a)
Dollar Thrifty Automotive Group Inc.	270	21,859	(a)
Marten Transport Ltd.	1,873	39,820
Old Dominion Freight Line Inc.	8,300	359,307	(a)
Swift Transportation Co.	1,700	16,065	(a)
		456,811

Wire & Cable Products — 0.1%

Encore Wire Corp.	939	25,146

Wireless Telecommunication Services — 0.0%*

Leap Wireless International Inc.	2,100	13,503	(a)

Total Common Stock (Cost $38,196,151)		42,441,584
Other Investments — 0.0%*
GEI Investment Fund (Cost $9)		9	(c)

Total Investments in Securities (Cost $38,196,160)		42,441,593
Short-Term Investments — 3.5%
GE Institutional Money Market Fund - Investment Class 0.04% (Cost $1,532,601)		1,532,601	(b,c)

Total Investments (Cost $39,728,761)		43,974,194

Other Assets and Liabilities, net — 0.5%		234,544

NET ASSETS — 100.0%		$44,208,738

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	September 2012	7	$556,780	$11,389

See Notes to Schedule of Investments and Notes to Financial Statements.

9

Notes to Schedule of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.
(c)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GE Investment Fund has been determined to be illiquid using procedures established by the Board of Directors.

*	Less than 0.05%.

†	Percentages are based on net assets as of June 30, 2012.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

10

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 1
	6/30/12†		12/31/11		12/31/10		12/31/09		12/31/08(c)		12/31/07
Inception date	—		—		—		—		—		4/28/00
Net asset value, beginning of period	$12.85		$12.46		$9.79		$7.48		$12.17		$14.39
Income/(loss) from investment operations:
Net investment income (loss)	(0.02)		(0.01)		0.02	**	0.04		0.09		0.06
Net realized and unrealized gains/(losses) on investments	0.88		0.40		2.67		2.27		(4.67)		0.31
Total income/(loss) from investment operations	0.86		0.39		2.69		2.31		(4.58)		0.37
Less distributions from:
Net investment income	—		0.00	***	0.02		—		0.05		0.06
Net realized gains	—		—		—		—		0.06		2.53
Total distributions	—		0.00		0.02		0.00		0.11		2.59
Net asset value, end of period	$13.71		$12.85		$12.46		$9.79		$7.48		$12.17
TOTAL RETURN (a)	6.69%		3.13%		27.47%		30.88%		(37.59)%		2.39%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$44,209		$46,855		$55,527		$54,114		$50,210		$104,010
Ratios to average net assets:
Net investment income (loss)	(0.25)%	*	(0.07)%		0.18%		(0.04)%		0.46%		0.31%
Net Expenses	1.30%	(b)(d)*	1.28%	(b)(d)	1.12%	(b)	1.52%	(b)	0.94%	(b)	0.87%
Gross Expenses	1.36%	*	1.50%		1.13%		1.52%		0.94%		0.87%
Portfolio turnover rate	18%		44%		47%		40%		85%		25%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund or, prior to 2011, in another affiliated money market fund formerly managed by GEAM.
(c)	Less than $0.01 per share of the distribution paid was from return of capital.
(d)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management.
*	Annualized for periods less than one year.
**	Per share values have been calculated using the average share method.
***	Rounds to less than $0.01.
†	Unaudited

The accompanying Notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $38,196,151)	$42,441,584
Investments in affiliated securities, at Fair Value (cost $9)	9
Short-term affiliated investments (at amortized cost)	1,532,601
Restricted cash	144,000
Receivable for investments sold	212,229
Income receivables	35,235
Variation margin receivable	18,210
Other assets	1,779
Total Assets	44,385,647

LIABILITIES
Payable for investments purchased	32,862
Payable for fund shares redeemed	14,882
Payable to GEAM	33,551
Accrued other expenses	95,614
Total Liabilities	176,909
NET ASSETS	$44,208,738

NET ASSETS CONSIST OF:
Capital paid in	38,136,189
Distribution in excess of net investment income	(58,754)
Accumulated net realized gain	1,874,481
Net unrealized appreciation on:
Investments	4,245,433
Futures	11,389
NET ASSETS	$44,208,738

Class 1

NET ASSETS	44,208,738
Shares outstanding( $.001 par value; unlimited shares authorized)	3,223,881
Net asset value per share	$13.71

The accompanying Notes are an integral part of these financial statements.

12

Statement of Operations For the period ending June 30, 2012	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$247,845
Interest	—
Interest from affiliated investments	621
Less: Foreign taxes withheld	—
Total Income	248,466

Expenses
Advisory and administration fees	225,326
Distribution fees
Class 4*	26
Director’s fees	984
Custody and accounting expenses	65,980
Professional fees	14,534
Other expenses	15,237
Total expenses before waiver and reimbursement	322,087
Less: Expenses waived or borne by the adviser	(1,383)
Less: Expenses reimbursed by the adviser	(13,485)
Net expenses	307,219
Net investment loss	(58,753)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain on:
Investments	3,230,826
Futures	8,845

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(26,338)
Futures	(13,821)
Net realized and unrealized gain on investments	3,199,512
Net increase in net assets resulting from operations	$3,140,759

*	Share Class 4 was closed effective June 29, 2012.

The accompanying Notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets
	Six Months Ended June 30, 2012*	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(58,753)	$(37,987)
Net realized gain on investments, futures and foreign currency transactions	3,239,671	7,231,408
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(40,159)	(5,304,670)
Net increase from operations	3,140,759	1,888,751
Distributions to shareholders from :
Net investment income
Class 1	—	(120)
Class 4 **	—	—
Total distributions	—	(120)
Increase in net assets from operations and distributions	3,140,759	1,888,631
Share transactions :
Proceeds from sale of shares
Class 1	266,371	1,756,337
Class 4 **	—	—
Value of distributions reinvested
Class 1	—	120
Class 4 **	—	—
Cost of shares redeemed
Class 1	(6,052,390)	(12,317,178)
Class 4 **	(11,353)	—
Net decrease from share transactions	(5,797,372)	(10,560,721)
Total decrease in net assets	(2,656,613)	(8,672,090)

NET ASSETS
Beginning of period	46,865,351	55,537,441
End of period	$44,208,738	$46,865,351
Distribution in excess of net investment income, end of period	$(58,754)	$(1)

CHANGES IN FUND SHARES

Class 1
Shares sold	19,273	139,662
Issued for distributions reinvested	—	10
Shares redeemed	(440,482)	(949,935)
Net Decrease in Fund Shares	(421,209)	(810,263)

Class 4 **
Shares sold	—	—
Issued for distributions reinvested	—	—
Shares redeemed	(838)	—
Net Decrease in Fund Shares	(838)	—

**	Share Class 4 was closed effective June 29, 2012
*	(Unaudited)

The accompanying Notes are an integral part of these financial statements.

14

Notes to Financial Statements	June 30, 2012 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund (the “Fund”), Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company offers one share class (Class 1) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were closed on June 29, 2012.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument or to hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non- performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss upon the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign

15

Notes to Financial Statements	June 30, 2012 (Unaudited)

corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense. Expenses of the Fund are generally paid directly by the Fund however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities

16

Notes to Financial Statements	June 30, 2012 (Unaudited)

are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
Common Stock	$42,441,584	$—	$—	$42,441,584
Other Investments	—	9	—	9
Short-Term Investments	1,532,601	—	—	1,532,601
Total Investments in Securities	$43,974,185	$9	$—	$43,974,194
Other Financial Instruments*
Futures Contracts — Unrealized Appreciation	$11,389	$—	$—	$11,389

†  See Schedule of Investments for Industry Classification

*  Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between the fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

17

Notes to Financial Statements	June 30, 2012 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2012.

	Asset Derivatives June 30, 2012			Liability Derivatives June 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	11,389	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and as within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operation, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	6,290,039/(6,467,083)	8,845	(13,821)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2012.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Distribution and Service (12b-1) Fees Prior to the closure of Class 4 shares on June 29, 2012, the Company had adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund could compensate GE Investment Distributors, Inc. (“GEID”), a wholly-owned subsidiary of GEAM and the Fund’s principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund’s Class 4 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offered such share class as an investment option. The amount of compensation paid under the Plan by the Fund’s Class 4 shares was not to exceed 0.45% of the average daily net assets of the Fund attributable to such share class.

18

Notes to Financial Statements	June 30, 2012 (Unaudited)

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Sub-advisory Fees

Pursuant to investment sub-advisory agreements with GEAM, the assets of the Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, LP; (iv) Kennedy Capital Management, Inc. and (v) SouthernSun Asset Management, LLC. GEAM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (Allocated Assets), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of GEAM and the Board.

For their services, GEAM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

8.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2012 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$7,904,738	$13,418,721

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2008, 2009, 2010 and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2012, information on the tax cost of investments was as follows:

	Gross Tax
Cost of Investments For Tax Purposes	Appreciation	Depreciation	Net Tax Appreciation
$40,401,784	$6,537,068	$(2,964,658)	$3,572,410

As of December 31, 2011, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gain to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$666,956	$—	12/31/2017

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

19

Notes to Financial Statements	June 30, 2012 (Unaudited)

During the year ended December 31, 2011, the Fund utilized $7,120,864 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund did not defer any such losses for the year ended December 31, 2011.

The tax composition of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2011	$ 120	$—	$ 120
2010	86,511	—	86,511

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS) and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2011 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$31,156	$2,038	$(33,194)

10.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Mid-Cap Equity Fund and the Money Market Fund were liquidated. These funds ceased operations and are no longer offered for investment.

20

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

21

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified – 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

22

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

23

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

24

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer.

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

25

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Income Fund

Semi–Annual Report

June 30, 2012

GE Investments Funds, Inc.

Income Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Income Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Income Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

Sector Allocation

as a % of Fair Value of $54,936 (in thousands) on June 30, 2012(a)(b)

Quality Ratings

as of June 30, 2012 (as a % of Fair Value) (a) (b)

Moody’s / S&P Rating *	Percentage of Fair Value
Aaa / AAA	24.64%
Aa / AA	45.43%
A / A	10.58%
Baa / BBB	13.38%
Ba / BB and lower	5.73%
NR / Other	0.24%
Total	100.00%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in the GE Institutional Money Market Fund.

*	Moody’s Investors Services Inc and Standard & Poor’s are nationally recognized statistical rating organizations.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Income Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 – June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return*	1,000.00	1,035.20	3.90
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,021.03	3.87

*	Expenses are equal to the Fund’s annualized expense ratio of 0.77% (for the period January 1, 2012—June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Income Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Income Fund

		Principal Amount	Fair Value
Bonds and Notes — 87.8%†

U.S. Treasuries — 13.5%

U.S. Treasury Bonds
3.00%	05/15/42	$1,017,400	$1,065,568
3.13%	02/15/42	2,692,400	2,891,805	(f)
U.S. Treasury Notes
0.32%	03/31/14	220,600	220,341	(c,f)
0.72%	05/31/17	838,500	834,635	(c)
1.75%	05/15/22	1,580,500	1,593,342
			6,605,691

Agency Mortgage Backed — 35.0%

Federal Home Loan Mortgage Corp.
2.38%	01/13/22	282,000	289,404
4.50%	06/01/33 - 02/01/35	21,650	23,178	(f)
5.00%	07/01/35 - 06/01/41	404,685	448,739	(f)
5.50%	05/01/20 - 01/01/38	213,451	237,471	(f)
6.00%	04/01/17 - 11/01/37	487,812	544,732	(f)
6.50%	02/01/29	241	275	(f)
7.00%	10/01/16 - 08/01/36	66,222	78,157	(f)
7.50%	09/01/12 - 09/01/33	10,098	12,049	(f)
8.00%	11/01/30	14,972	18,209	(f)
8.25%	06/01/26	60,000	90,991	(f,h)
8.50%	04/01/30 - 05/01/30	16,390	20,551	(f)
Federal National Mortgage Assoc.
2.72%	04/01/37	1,149	1,198	(g)
2.89%	03/01/37	1,847	1,873	(g)
4.00%	05/01/19 - 05/01/42	3,118,406	3,332,590	(f)
4.50%	05/01/18 - 04/01/41	2,184,045	2,350,457	(f)
5.00%	03/01/34 - 06/01/41	655,336	727,718	(f)
5.50%	12/01/13 - 01/01/39	1,121,918	1,232,608	(f)
6.00%	06/01/14 - 07/01/35	995,964	1,119,108	(f)
6.50%	07/01/17 - 08/01/34	133,045	150,602	(f)
7.00%	03/01/15 - 02/01/34	53,383	60,871	(f)
7.50%	08/01/13 - 03/01/34	79,068	92,605	(f)
8.00%	07/01/15 - 11/01/33	55,593	67,208	(f)
8.50%	05/01/31	3,572	4,474	(f)
9.00%	12/01/17 - 12/01/22	6,186	7,136	(f)
3.50%	TBA	3,035,000	3,190,070	(b)
4.00%	TBA	490,000	521,467	(b)
5.00%	TBA	547,000	589,563	(b)
Government National Mortgage Assoc.
1.63%	02/20/23 - 12/20/24	9,841	10,203	(f,g)
2.38%	02/20/26	703	729	(f,g)
4.50%	08/15/33 - 03/20/41	700,539	771,343	(f)
6.00%	04/15/27 - 09/15/36	254,916	290,538	(f)
6.50%	04/15/19 - 08/15/36	206,788	239,740	(f)
7.00%	01/15/28 - 10/15/36	118,932	141,976	(f)
7.50%	11/15/31 - 10/15/33	4,654	5,599	(f)
8.00%	12/15/29	2,536	2,819	(f)
8.50%	10/15/17	7,110	7,680	(f)
9.00%	11/15/16 - 12/15/21	20,543	22,900	(f)

		Principal Amount	Fair Value

4.00%	TBA	$395,000	$431,352	(b)
			17,138,183

Agency Collateralized Mortgage Obligations — 1.2%

Federal Home Loan Mortgage Corp.
0.08%	09/25/43	991,764	8,004	(e,f,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	03/15/27 - 11/15/30	559,954	70,518	(e,k)
4.50%	02/15/18 - 03/15/18	90,857	4,559	(e,f,k)
5.00%	05/15/17 - 10/15/18	92,138	4,140	(e,f,k)
5.50%	06/15/33	113,782	16,298	(e,f,k)
6.36%	08/15/25	180,971	26,090	(e,g)
7.50%	07/15/27	6,194	1,365	(e,f,k)
Federal Home Loan Mortgage Corp. STRIPS
3.33%	08/01/27	805	708	(c,d,f)
8.00%	02/01/23 - 07/01/24	2,901	593	(e,f,k)
Federal National Mortgage Assoc. REMIC
1.19%	12/25/42	58,194	1,634	(e,f,g)
2.53%	12/25/22	180	167	(c,d,f)
3.50%	05/25/27	137,716	17,557	(e,k)
4.50%	05/25/18	3,614	41	(e,f,k)
5.00%	08/25/17 - 09/25/40	343,480	37,573	(e,f,k)
5.75%	07/25/38	90,344	11,990	(e,g)
7.00%	09/25/20	426	470	(f)
7.25%	05/25/18	215,093	24,280	(e,f,g)
8.00%	05/25/22	4	103	(e,f,k)
Federal National Mortgage Assoc. STRIPS
1.49%	12/01/34	117,442	112,097	(c,d,f)
4.50%	08/01/35 - 01/01/36	165,596	19,207	(e,f,k)
5.00%	03/25/38 - 05/25/38	103,507	13,901	(e,f,k)
5.50%	12/01/33	30,010	4,116	(e,f,k)
6.00%	01/01/35	42,268	7,380	(e,f,k)
7.50%	11/01/23	17,629	3,751	(e,f,k)
8.00%	08/01/23 - 07/01/24	6,093	1,307	(e,f,k)
8.50%	07/25/22	264	46	(e,f,k)
9.00%	05/25/22	184	32	(e,f,k)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	380,920	43,716	(e,k)
5.00%	12/20/35 - 09/20/38	432,525	43,751	(e,f,k)
6.41%	06/20/40	694,633	107,594	(e,g)
			582,988

Asset Backed — 0.7%

Bear Stearns Asset Backed Securities Trust
3.46%	02/25/36	229,362	223,770	(c,f,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.81%	02/25/33	18,289	15,995	(c,f,g)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	60,000	44,155	(f)
Mid-State Trust
7.54%	07/01/35	1,609	1,633

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Income Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	$50,000	$29,553	(f)
Residential Asset Mortgage Products Inc.
5.04%	06/25/32	19,766	15,926	(c,f,g)
Residential Asset Securities Corp.
14.91%	07/25/32	3,339	2,037	(c,f,g)
			333,069

Corporate Notes — 31.5%

ABB Finance USA Inc.
1.63%	05/08/17	54,000	54,261
2.88%	05/08/22	54,000	54,624
AES Panama S.A.
6.35%	12/21/16	40,000	43,000	(a,f)
Agilent Technologies Inc.
5.50%	09/14/15	59,000	66,025	(f)
Allergan Inc.
3.38%	09/15/20	49,000	52,120	(f)
ALROSA Finance S.A.
7.75%	11/03/20	200,000	209,454	(a)
American Axle & Manufacturing Inc.
7.88%	03/01/17	52,000	53,690	(f)
American Express Credit Corp.
1.75%	06/12/15	79,000	79,897
American International Group Inc.
4.88%	06/01/22	40,000	40,929
Amgen Inc.
2.13%	05/15/17	27,000	27,317
2.30%	06/15/16	42,000	43,166	(f)
2.50%	11/15/16	24,000	24,936	(f)
3.63%	05/15/22	27,000	27,920
5.38%	05/15/43	27,000	29,207
5.65%	06/15/42	27,000	30,130	(f)
Amphenol Corp.
4.00%	02/01/22	111,000	113,080	(f)
Amsted Industries Inc.
8.13%	03/15/18	44,000	46,530	(a,f)
Anadarko Petroleum Corp.
5.95%	09/15/16	48,000	54,469	(f)
6.38%	09/15/17	22,000	25,556	(f)
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	96,000	102,793	(f)
5.38%	11/15/14	64,000	70,555	(f)
Apache Corp.
4.75%	04/15/43	56,000	62,203	(f)
Arch Coal Inc.
7.00%	06/15/19	52,000	43,940
Archer-Daniels-Midland Co.
5.77%	03/01/41	96,000	122,087	(f)
Arizona Public Service Co.
6.25%	08/01/16	122,000	143,113	(f)
AT&T Inc.
0.90%	02/13/15	112,000	111,916	(c,f)
1.60%	02/15/17	56,000	56,072	(f)
2.95%	05/15/16	48,000	50,840	(f)
5.55%	08/15/41	39,000	46,486	(f)
5.60%	05/15/18	10,000	11,969
6.40%	05/15/38	84,000	105,725	(f)

		Principal Amount	Fair Value

Banco Mercantil del Norte S.A.
6.86%	10/13/21	$50,000	$51,750	(a,f,g)
Bank of America Corp.
3.88%	03/22/17	83,000	84,552	(f)
5.63%	10/14/16	30,000	31,883	(f)
5.70%	01/24/22	142,000	156,384	(f)
5.75%	12/01/17	55,000	58,696	(f)
5.88%	02/07/42	28,000	30,671	(f)
6.50%	08/01/16	35,000	38,435	(f)
Barclays Bank PLC
2.25%	05/10/17	200,000	199,988	(a)
Baxter International Inc.
1.85%	01/15/17	68,000	69,485	(f)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	54,000	54,376
3.00%	05/15/22	81,000	81,967
Berkshire Hathaway Inc.
3.75%	08/15/21	27,000	28,803
BG Energy Capital PLC
4.00%	10/15/21	57,000	60,822	(a,f)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	79,000	79,543	(f)
Bombardier Inc.
7.75%	03/15/20	52,000	57,850	(a,f)
Boston Properties LP (REIT)
3.85%	02/01/23	53,000	53,498
BP Capital Markets PLC
1.85%	05/05/17	38,000	38,378
2.25%	11/01/16	86,000	88,569	(f)
3.25%	05/06/22	82,000	84,902
Broadcom Corp.
2.70%	11/01/18	57,000	58,771	(f)
Calpine Corp.
7.25%	10/15/17	16,000	17,200	(a,f)
Cameron International Corp.
1.60%	04/30/15	27,000	27,019
3.60%	04/30/22	27,000	27,044
Cardinal Health Inc.
1.90%	06/15/17	81,000	81,607
Cargill Inc.
5.20%	01/22/13	162,000	165,869	(a,f)
6.00%	11/27/17	63,000	74,933	(a,f)
Carolina Power & Light Co.
2.80%	05/15/22	101,000	102,657
Case New Holland Inc.
7.88%	12/01/17	31,000	35,805	(f)
Caterpillar Inc.
1.50%	06/26/17	60,000	60,083
2.60%	06/26/22	49,000	48,872
CBS Corp.
1.95%	07/01/17	25,000	24,975
4.85%	07/01/42	25,000	24,469
CCO Holdings LLC
8.13%	04/30/20	60,000	66,900	(f)
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	74,876	(a,f)
CenturyLink Inc.
5.80%	03/15/22	31,000	30,861	(f)
7.65%	03/15/42	32,000	31,058	(f)

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Income Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

Cigna Corp.
2.75%	11/15/16	$189,000	$194,721	(f)
5.38%	02/15/42	57,000	60,648	(f)
Cincinnati Bell Inc.
8.25%	10/15/17	72,000	74,880	(f)
Citigroup Inc.
4.45%	01/10/17	112,000	117,403	(f)
5.00%	09/15/14	133,000	136,334	(f)
5.88%	01/30/42	42,000	45,871	(f)
CityCenter Holdings LLC
7.63%	01/15/16	31,000	32,705	(f)
CNA Financial Corp.
5.88%	08/15/20	56,000	61,581	(f)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	44,000	53,617	(f)
6.65%	04/01/19	49,000	62,199	(f)
Corning Inc.
4.75%	03/15/42	65,000	68,113	(f)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	100,000	104,288	(a,f)
5.63%	09/21/35	14,000	16,371	(a,f)
Covidien International Finance S.A.
1.35%	05/29/15	54,000	54,070
3.20%	06/15/22	54,000	55,672
Crown Castle Towers LLC
4.88%	08/15/40	100,000	108,572	(a,f)
6.11%	01/15/40	66,000	76,403	(a,f)
CSX Corp.
4.25%	06/01/21	55,000	60,067	(f)
CVS Caremark Corp.
3.25%	05/18/15	35,000	36,841	(f)
5.75%	06/01/17	66,000	77,945	(f)
DaVita Inc.
6.38%	11/01/18	51,000	52,658	(f)
DDR Corp. (REIT)
4.63%	07/15/22	35,000	34,542
Deere & Co.
2.60%	06/08/22	53,000	52,907
3.90%	06/09/42	47,000	46,695
Denbury Resources Inc.
6.38%	08/15/21	45,000	46,800	(f)
8.25%	02/15/20	40,000	43,800	(f)
DENTSPLY International Inc.
2.75%	08/15/16	87,000	88,454	(f)
4.13%	08/15/21	57,000	59,341	(f)
Devon Energy Corp.
1.88%	05/15/17	54,000	54,009
Diageo Capital PLC
1.50%	05/11/17	81,000	81,298
Diageo Investment Corp.
2.88%	05/11/22	81,000	83,207
4.25%	05/11/42	22,000	23,282
DIRECTV Holdings LLC
2.40%	03/15/17	25,000	25,165
3.80%	03/15/22	14,000	14,158
4.60%	02/15/21	56,000	59,558	(f)
4.75%	10/01/14	70,000	75,140	(f)
5.15%	03/15/42	25,000	25,161

		Principal Amount	Fair Value

Dominion Resources Inc.
1.95%	08/15/16	$40,000	$40,761	(f)
4.90%	08/01/41	23,000	25,994	(f)
DPL Inc.
7.25%	10/15/21	138,000	153,180	(a,f)
Duke Realty LP (REIT)
6.50%	01/15/18	59,000	66,871	(f)
Eastman Chemical Co.
2.40%	06/01/17	150,000	151,589
Ecopetrol S.A.
7.63%	07/23/19	10,000	12,600
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	10,000	10,550	(a)
Energy Transfer Equity LP
7.50%	10/15/20	39,000	42,803	(f)
Energy Transfer Partners LP
6.50%	02/01/42	13,000	13,931
6.70%	07/01/18	41,000	47,029	(f)
European Investment Bank
0.73%	12/15/14	100,000	100,343	(c,f)
4.88%	01/17/17	200,000	230,143	(f)
Exelon Corp.
4.90%	06/15/15	70,000	76,082	(f)
Express Scripts Holding Co.
2.65%	02/15/17	95,000	96,650	(a,f)
3.13%	05/15/16	84,000	87,458	(f)
3.90%	02/15/22	28,000	29,022	(a,f)
4.75%	11/15/21	28,000	30,984	(a,f)
6.13%	11/15/41	43,000	52,253	(a,f)
Florida Power & Light Co.
4.13%	02/01/42	51,000	53,397	(f)
Ford Motor Credit Company LLC
3.00%	06/12/17	53,000	52,708
Forest Oil Corp.
7.25%	06/15/19	51,000	46,793	(f)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	30,000	31,238	(a,f)
Frontier Communications Corp.
7.13%	03/15/19	52,000	52,520	(f)
Georgia Power Co.
4.30%	03/15/42	27,000	28,125
Goldman Sachs Capital I
6.35%	02/15/34	49,000	46,347	(f)
Great Plains Energy Inc.
4.85%	06/01/21	60,000	64,439	(f)
Hanesbrands Inc.
6.38%	12/15/20	59,000	62,098	(f)
Hartford Financial Services Group Inc.
5.13%	04/15/22	56,000	57,666	(f)
HCA Inc.
6.50%	02/15/20	36,000	39,015	(f)
Heineken N.V.
3.40%	04/01/22	112,000	114,708	(a,f)
Hewlett-Packard Co.
4.05%	09/15/22	67,000	67,498
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	25,000	27,125	(f)
HSBC Finance Corp.
6.68%	01/15/21	34,000	36,812	(f)

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Income Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

HSBC Holdings PLC
4.00%	03/30/22	$56,000	$58,150	(f)
Hughes Satellite Systems Corp.
6.50%	06/15/19	28,000	29,750	(f)
Ingles Markets Inc.
8.88%	05/15/17	103,000	112,141	(f)
Inter-American Development Bank
1.38%	10/18/16	86,000	87,959	(f)
Intergas Finance BV
6.38%	05/14/17	100,000	108,558	(a,f)
John Deere Capital Corp.
2.25%	04/17/19	56,000	57,238
3.15%	10/15/21	67,000	69,682	(f)
JPMorgan Chase & Co.
4.35%	08/15/21	74,000	78,099	(f)
4.50%	01/24/22	109,000	117,417
Kinross Gold Corp.
6.88%	09/01/41	17,000	17,252
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	27,000	28,023	(f)
5.00%	03/15/42	28,000	30,101	(f)
Korea Development Bank
3.25%	03/09/16	100,000	103,226	(f)
Korea National Oil Corp.
2.88%	11/09/15	100,000	101,635	(a,f)
Kraft Foods Group Inc.
1.63%	06/04/15	53,000	53,561	(a)
2.25%	06/05/17	53,000	54,266	(a)
5.00%	06/04/42	64,000	67,736	(a)
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	44,000	46,188	(f)
4.50%	07/16/18	85,000	99,628	(f)
Liberty Mutual Group Inc.
4.95%	05/01/22	37,000	36,770	(a)
6.50%	05/01/42	41,000	41,500	(a)
Linn Energy LLC
8.63%	04/15/20	42,000	45,255	(f)
Lorillard Tobacco Co.
3.50%	08/04/16	58,000	60,463	(f)
Lowe’s Companies Inc.
4.65%	04/15/42	29,000	30,795
Marathon Petroleum Corp.
6.50%	03/01/41	27,000	30,684	(f)
McDonald’s Corp.
1.88%	05/29/19	54,000	53,878
MidAmerican Energy Holdings Co.
6.13%	04/01/36	115,000	143,893	(f)
Molson Coors Brewing Co.
5.00%	05/01/42	43,000	46,456
Morgan Stanley
5.50%	07/28/21	51,000	50,248	(f)
5.75%	01/25/21	100,000	98,604	(f)
Mylan Inc.
7.88%	07/15/20	70,000	78,488	(a,f)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	105,305	(a,f)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	95,875

		Principal Amount	Fair Value

Newfield Exploration Co.
5.63%	07/01/24	$10,000	$10,225
5.75%	01/30/22	51,000	53,295	(f)
Newmont Mining Corp.
4.88%	03/15/42	41,000	39,979
News America Inc.
6.65%	11/15/37	25,000	29,183	(f)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	131,000	134,590	(f)
Nisource Finance Corp.
3.85%	02/15/23	60,000	59,942
Nordea Bank AB
3.13%	03/20/17	200,000	200,854	(a,f)
Occidental Petroleum Corp.
2.70%	02/15/23	75,000	75,472
Oglethorpe Power Corp.
5.38%	11/01/40	32,000	37,559	(f)
Omnicom Group Inc.
3.63%	05/01/22	71,000	72,143
ONEOK Partners LP
6.13%	02/01/41	64,000	72,165	(f)
Pacific Gas & Electric Co.
6.05%	03/01/34	24,000	30,244	(f)
PacifiCorp
6.25%	10/15/37	2,000	2,689
PAETEC Holding Corp.
8.88%	06/30/17	26,000	28,015	(f)
Peabody Energy Corp.
6.25%	11/15/21	30,000	29,700	(a,f)
PepsiCo Inc.
2.75%	03/05/22	74,000	74,689
Petrobras International Finance Co.
2.88%	02/06/15	22,000	22,330	(f)
3.50%	02/06/17	84,000	86,225	(f)
3.88%	01/27/16	25,000	25,811	(f)
Philip Morris International Inc.
2.50%	05/16/16	60,000	62,957	(f)
Phillips 66
5.88%	05/01/42	24,000	25,836	(a)
Pioneer Natural Resources Co.
3.95%	07/15/22	50,000	50,121
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	129,000	(a,f)
Pride International Inc.
6.88%	08/15/20	58,000	71,164	(f)
Prudential Financial Inc.
5.63%	05/12/41	28,000	28,595	(f)
5.80%	11/16/41	14,000	14,656
Range Resources Corp.
5.75%	06/01/21	51,000	53,295	(f)
Raytheon Co.
1.40%	12/15/14	57,000	57,832	(f)
Rio Tinto Finance USA PLC
3.50%	03/22/22	55,000	57,965	(f)
Roche Holdings Inc.
6.00%	03/01/19	76,000	94,532	(a,f)
Rowan Companies Inc.
4.88%	06/01/22	27,000	27,237

See Notes to Schedule of Investments and Notes to Financial Statements.

6

Income Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	$200,000	$196,876	(a,f,g)
Sempra Energy
2.30%	04/01/17	110,000	112,733	(f)
Simon Property Group LP (REIT)
2.15%	09/15/17	83,000	82,873	(f)
Symantec Corp.
2.75%	06/15/17	75,000	75,337
Target Corp.
4.00%	07/01/42	50,000	49,251
Texas Instruments Inc.
2.38%	05/16/16	90,000	94,640	(f)
Textron Inc.
6.20%	03/15/15	82,000	90,116	(f)
The ADT Corp.
2.25%	07/15/17	35,000	35,164	(a)
3.50%	07/15/22	50,000	50,168	(a)
4.88%	07/15/42	50,000	48,980	(a)
The AES Corp.
8.00%	10/15/17	6,000	6,825
The Coca-Cola Co.
3.30%	09/01/21	63,000	67,581	(f)
The Goldman Sachs Group Inc.
3.30%	05/03/15	58,000	57,992
5.75%	01/24/22	106,000	111,894	(f)
The Potomac Edison Co.
5.35%	11/15/14	95,000	103,391	(f)
Time Warner Cable Inc.
5.50%	09/01/41	86,000	93,576	(f)
6.75%	07/01/18	61,000	74,309	(f)
Time Warner Inc.
3.15%	07/15/15	121,000	127,610	(f)
3.40%	06/15/22	26,000	26,218
4.90%	06/15/42	19,000	19,278
Total Capital International S.A.
1.55%	06/28/17	125,000	125,293
Toyota Motor Credit Corp.
1.75%	05/22/17	80,000	80,648
United Technologies Corp.
1.20%	06/01/15	27,000	27,314
1.80%	06/01/17	27,000	27,573
4.50%	06/01/42	40,000	43,936
Vail Resorts Inc.
6.50%	05/01/19	80,000	84,000	(f)
Valero Energy Corp.
6.63%	06/15/37	27,000	30,275
Verizon Communications Inc.
2.00%	11/01/16	140,000	143,267	(f)
Viacom Inc.
1.25%	02/27/15	39,000	39,097	(f)
2.50%	12/15/16	87,000	90,076	(f)
Visteon Corp.
6.75%	04/15/19	53,000	51,543	(f)
Vivendi S.A.
3.45%	01/12/18	84,000	82,258	(a)
Weatherford International Ltd.
4.50%	04/15/22	46,000	47,146	(f)
5.95%	04/15/42	42,000	44,180	(f)

		Principal Amount	Fair Value

Wells Fargo & Co.
1.50%	07/01/15	$75,000	$75,057
Willis Group Holdings PLC
4.13%	03/15/16	61,000	63,770	(f)
Woodside Finance Ltd.
4.50%	11/10/14	95,000	100,493	(a,f)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	58,873	65,765	(a,f)
			15,464,396

Non-Agency Collateralized Mortgage Obligations — 3.4%

Banc of America Merrill Lynch Commercial Mortgage Inc.
5.37%	09/10/47	80,000	89,449	(f,g)
5.92%	02/10/51	50,000	57,556	(f,g)
6.39%	02/10/51	30,000	35,243	(f,g)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	100,000	108,903	(f,g)
5.71%	04/12/38	60,000	64,139	(f,g)
5.91%	06/11/40	30,000	21,730	(f,g)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	30,000	26,075	(f)
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	30,000	32,786	(f,g)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	71,892	1,572	(g)
Credit Suisse Mortgage Capital Certificates
5.60%	02/25/36	25,805	720	(g)
DBUBS Mortgage Trust
5.73%	11/10/46	50,000	38,428	(a,f,g)
Extended Stay America Trust
5.50%	11/05/27	100,000	100,930	(a,f)
Greenwich Capital Commercial Funding Corp.
5.44%	03/10/39	20,000	22,187
GS Mortgage Securities Corp. II
3.00%	08/10/44	60,000	63,255	(f)
3.55%	04/10/34	100,000	103,374	(a)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	50,000	51,051
5.04%	03/15/46	30,000	32,567	(f,g)
5.34%	08/12/37	130,000	142,824	(f,g)
5.44%	06/12/47	120,000	135,425	(f)
5.79%	02/12/51	50,000	57,800	(f,g)
LB-UBS Commercial Mortgage Trust
5.16%	02/15/31	70,000	77,978	(f)
MASTR Alternative Loans Trust
5.00%	08/25/18	58,374	5,492	(e,f,k)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	70,000	44,900	(f,g)
Morgan Stanley Capital I Inc.
5.62%	12/12/49	24,854	24,893	(f)
5.82%	06/11/42	50,000	43,810	(f,g)
5.90%	10/15/42	126,000	90,463	(f,g)

See Notes to Schedule of Investments and Notes to Financial Statements.

7

Income Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

5.99%	08/12/41	$30,000	$34,784	(g)
6.46%	01/11/43	70,000	77,159	(f,g)
Residential Funding Mortgage Securities I Inc.
5.75%	01/25/36	12,404	—	**
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	70,000	75,599	(f,g)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36	27,155	—	**
			1,661,092

Sovereign Bonds — 1.7%

Government of Argentina
2.50%	12/31/38	8,242	2,658	(h)
8.28%	12/31/33	5,737	3,628
Government of Dominican Republic
7.50%	05/06/21	100,000	106,500	(a,f)
Government of El Salvador
7.65%	06/15/35	20,000	21,080	(a,f)
Government of Hungary
6.25%	01/29/20	29,000	28,260
7.63%	03/29/41	12,000	11,730
Government of Indonesia
3.75%	04/25/22	27,579	27,510	(a)
Government of Lebanon
4.00%	12/31/17	4,200	4,074
5.15%	11/12/18	11,000	10,863
6.10%	10/04/22	11,000	11,000
Government of Mexico
4.75%	03/08/44	34,000	36,635	(f)
5.75%	10/12/49	10,000	11,375
6.05%	01/11/40	18,000	23,220	(f)
Government of Panama
6.70%	01/26/36	56,000	75,600	(f)
Government of Peru
6.55%	03/14/37	41,000	55,801	(f)
Government of Philippines
6.38%	01/15/32	100,000	126,250
Government of Poland
5.00%	03/23/22	30,000	32,745
6.38%	07/15/19	7,000	8,245
Government of Romania
6.75%	02/07/22	20,000	20,850	(a,f)
Government of Turkey
5.63%	03/30/21	100,000	109,125	(f)
6.88%	03/17/36	10,000	11,740
Government of Uruguay
6.88%	09/28/25	27,038	35,555
Government of Venezuela
10.75%	09/19/13	33,000	33,990
Government of Vietnam
1.56%	03/12/16	4,174	3,785	(g)
Russian Foreign Bond - Eurobond
7.50%	03/31/30	8,189	9,832	(h)
			822,051

		Principal Amount	Fair Value

Municipal Bonds and Notes — 0.8%

American Municipal Power Inc.
6.27%	02/15/50	$25,000	$28,766	(f)
Municipal Electric Authority of Georgia
6.64%	04/01/57	39,000	45,248	(f)
New Jersey State Turnpike Authority
7.10%	01/01/41	30,000	42,296	(f)
7.41%	01/01/40	110,000	160,342	(f)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	17,224
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	42,409	(f)
State of California
5.70%	11/01/21	40,000	45,540	(f)
			381,825

FNMA — 0.0%*

Lehman TBA
5.50%**	TBA	83,122	—	(b,j,l)

Total Bonds and Notes (Cost $41,538,920)			42,989,295
Other Investments — 0.4%
GEI Investment Fund (Cost $193,508)			208,989	(i)

Total Investments in Securities (Cost $41,732,428)			43,198,284
Short-Term Investments — 23.9%
GE Institutional Money Market Fund — Investment Class 0.04% (Cost $11,737,848)			11,737,848	(c,i)

Total Investments (Cost $53,470,276)			54,936,132

Liabilities in Excess of Other Assets, net — (12.1)%			(5,932,888)

NET ASSETS — 100.0%			$49,003,244

See Notes to Schedule of Investments and Notes to Financial Statements.

8

Income Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Other Information

The Fund had the following long futures contracts open at June 30,2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2012	8	$1,761,500	$(725)
5 Yr. U.S. Treasury Notes Futures	September 2012	111	13,760,531	6,367
30 Yr. U.S. Treasury Bond Futures	September 2012	8	1,183,750	(764)

				$4,877

The Fund had the following short futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2012	17	$(2,836,344)	$(36,797)
10 Yr. U.S. Treasury Notes Futures	September 2012	71	(9,469,625)	(21,484)

				$(58,281)

				$(53,404)

See Notes to Schedule of Investments and Notes to Financial Statements.

9

Notes to Schedule of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to $3,952,608 or 8.07% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	At June 30, 2012 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(g)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012 .

(h)	Step coupon bond. Security becomes interest bearing at a future date.
(i)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GE Investment Fund has been determined to be illiquid using procedures established by the Board of Directors.

(j)	Securities in default

(k)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

(l)	Fair Valued Security.

*	Less than 0.05%.

**	Amount is less than $ 0.50.

†	Percentages are based on net assets as of June 30, 2012 .

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

10

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 1
	6/30/12†		12/31/11		12/31/10		12/31/09		12/31/08		12/31/07
Inception date	—		—		—		—		—		1/3/95
Net asset value, beginning of period	$11.35		$11.05		$10.62		$10.26		$11.50		$11.80
Income (loss) from investment operations:
Net investment income	0.15		0.48		0.34	*	0.37		0.56		0.81
Net realized and unrealized gains (losses) on investments	0.25		0.32		0.46		0.45		(1.16)		(0.25)
Total income (loss) from investment operations	0.40		0.80		0.80		0.82		(0.60)		0.56
Less distributions from:
Net investment income	—		0.50		0.37		0.46		0.64		0.82
Net realized gains	—		—		—		—		—		—
Return of capital			—		—		—		0.00	(b)	0.04
Total distributions	—		0.50		0.37		0.46		0.64		0.86
Net asset value, end of period	$11.75		$11.35		$11.05		$10.62		$10.26		$11.50
TOTAL RETURN (a)	3.52%		7.20%		7.56%		7.88%		(5.21)%		4.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$49,003		$51,191		$54,884		$59,532		$68,731		$93,480
Ratios to average net assets:
Net investment income	2.52%	**	3.99%		3.07%		4.01%		4.63%		5.07%
Net expenses	0.77%	(c)**	0.86%	(c)	0.83%	(c)	0.84%	(c)	0.63%	(c)	0.61%
Gross expenses	0.78%	**	0.87%		1.00%		0.84%		0.65%		0.61%
Portfolio turnover rate	169%		359%		320%		251%		385%		448%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Less than $0.01 per share.
(c)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund or, prior to 2011, in another affiliated Money Market Fund formerly managed by GEAM.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.
†	Unaudited

The accompanying Notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $41,538,920)	$42,989,295
Investments in affiliated securities, at Fair Value (cost $193,508)	208,989
Short-term affiliated investments (at amortized cost)	11,737,848
Receivable for investments sold	1,402,832
Income receivables	297,659
Receivable for fund shares sold	397
Variation margin receivable	47,977
Other assets	1,758
Total assets	56,686,755

LIABILITIES
Payable for investments purchased	7,201,103
Payable for Fund shares redeemed	379,301
Payable to GEAM	19,285
Accrued other expenses	83,719
Variation margin payable	103
Total liabilities	7,683,511
NET ASSETS	$49,003,244

NET ASSETS CONSIST OF:
Capital paid in	55,586,132
Undistributed net investment income	599,955
Accumulated net realized loss	(8,595,295)
Net unrealized appreciation / (depreciation) on:
Investments	1,465,856
Futures	(53,404)
NET ASSETS	$49,003,244

Class 1

NET ASSETS	49,003,244
Shares outstanding ($.001 par value; unlimited shares authorized)	4,171,530
Net asset value per share	$11.75

The accompanying Notes are an integral part of these financial statements.

12

Statement of Operations For the period ending June 30, 2012	(Unaudited)

INVESTMENT INCOME
Income
Interest	$827,846
Interest from affiliated investments	1,766
Less: Foreign taxes withheld	—
Total income	829,612

Expenses
Advisory and administration fees	126,651
Director’s fees	1,087
Custody and accounting expenses	42,664
Professional fees	14,975
Other expenses	11,759
Total expenses before waiver and reimbursement	197,136
Less: Expenses waived or borne by the adviser	(3,855)
Net expenses	193,281
Net investment income	636,331

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	1,121,982
Futures	(385,427)

Increase in unrealized appreciation on:
Investments	331,317
Futures	52,903
Net realized and unrealized gain on investments	1,120,775
Net increase in net assets resulting from operations	$1,757,106

The accompanying Notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets
	Six months ended June 30, 2012*	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investments income	$636,331	$2,096,324
Net realized gain on investments and futures	736,555	1,763,613
Net increase (decrease) in unrealized appreciation / (depreciation) on investments and futures	384,220	(225,308)
Net increase from operations	1,757,106	3,634,629
Distributions to shareholders from :
Net investment income
Class 1	—	(2,140,730)
Class 4**	—	—
Total distributions	—	(2,140,730)
Increase in net assets from operations and distributions	1,757,106	1,493,899
Share transactions :
Proceeds from sale of shares
Class 1	2,089,119	3,486,517
Class 4**	—	—
Value of distributions reinvested
Class 1	—	2,140,730
Class 4**	—	—
Cost of shares redeemed
Class 1	(6,034,042)	(10,813,893)
Class 4**	—	(11,075)
Net decrease from share transactions	(3,944,923)	(5,197,721)
Total decrease in net assets	(2,187,817)	(3,703,822)

NET ASSETS
Beginning of period	51,191,061	54,894,883
End of period	$49,003,244	$51,191,061
Undistributed (distribution in excess of) net investment income, end of period	$599,955	$(36,376)

CHANGES IN FUND SHARES

Class 1
Shares sold	181,859	302,233
Issued for distributions reinvested	—	188,944
Shares redeemed	(520,673)	(945,511)
Net decrease in fund shares	(338,814)	(454,334)

Class 4**
Shares sold	—	—
Issued for distributions reinvested	—	—
Shares redeemed	—	(980)
Net decrease in fund shares	—	(980)

*	(Unaudited)
**	Share Class 4 was closed effective April 30, 2011

The accompanying Notes are an integral part of these financial statements.

14

Notes to Financial Statements	June 30, 2012 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund (the “Fund”), Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions.  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency   Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Futures Contracts  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, gaining market exposure for accumulating and residual cash positions, for duration

15

Notes to Financial Statements	June 30, 2012 (Unaudited)

management, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our

16

Notes to Financial Statements	June 30, 2012 (Unaudited)

market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a

17

Notes to Financial Statements	June 30, 2012 (Unaudited)

loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$6,605,691	$—	$6,605,691
Agency Mortgage Backed	—	17,138,183	—	17,138,183
Agency CMOs	—	582,988	—	582,988
Asset Backed	—	333,069	—	333,069
Corporate Notes	—	15,464,396	—	15,464,396
Non-Agency CMOs	—	1,661,092	—	1,661,092
Sovereign Bonds	—	822,051	—	822,051
Municipal Notes and Bonds	—	381,825	—	381,825
Other Investments	—	208,989	—	208,989
Short-Term Investments	11,737,848	—	—	11,737,848
Total Investments in Securities	$11,737,848	$43,198,284	$—	$54,936,132
Other Financial Instruments*
Futures Contracts — Unrealized Appreciation	$6,367	$—	$—	$6,367
Futures Contracts — Unrealized Depreciation	(59,770)	—	—	(59,770)
Total Other Financial Instruments	$(53,404)	$—	$—	$(53,403)

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2012.

	Asset Derivatives June 30, 2012			Liability Derivatives June 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	6,367	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(59,770	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and as within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

18

Notes to Financial Statements	June 30, 2012 (Unaudited)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operation, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income ($)
Interest Rate Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	85,407,091/(80,016,385)	(385,427)	52,903
5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2012.

6.	Fees and Compensation Paid to Affiliates

Advisory and Administration Fees GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 15, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2012 were as follows:

U.S. Government Securities
Purchases	Sales
$65,266,208	$63,893,414

Other Securities
Purchases	Sales
$13,537,882	$20,764,431

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2008, 2009, 2010, and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

19

Notes to Financial Statements	June 30, 2012 (Unaudited)

At June 30, 2012, information on the tax cost of investments was as follows:

	Gross Tax
Cost of Investments For Tax Purposes	Appreciation	Depreciation	Net Tax Appreciation
$53,782,410	$1,772,593	$(618,871)	$1,153,722

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

As of December 31, 2011, the Fund has capital loss carryovers as follows:

Amount
Short-Term	Long-Term	Expires
$ 719,074	$—	12/31/2015
972,866	—	12/31/2016
7,409,448	—	12/31/2017

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2011, the Fund utilized $1,662,452 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2011 as follows:

Capital	Ordinary
$63,301	$—

The tax composition of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2011	$2,140,730	$—	$2,140,730
2010	1,793,830	—	1,793,830

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized and unrealized gains and losses on foreign currency contracts, paydown gains and losses on mortgage-backed securities, investments organized as partnerships for tax purposes, losses deferred due to offsetting positions, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

20

Notes to Financial Statements	June 30, 2012 (Unaudited)

21

The reclassifications for the year ended December 31, 2011 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$30,411	$83,122	$(113,533)
9.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Mid-Cap Equity Fund and the Money Market Fund were liquidated. These funds ceased operations and are no longer offered for investment.

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

22

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

23

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

24

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

25

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer.

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

26

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Total Return Fund

Semi-Annual Report

June 30, 2012

GE Investments Funds, Inc.

Total Return Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Total Return Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Total Return Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund seeks its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes.

Sector Allocation

as a % of Fair Value of $2,832,903 (in thousands) on June 30, 2012 (a)(b)

Top Ten Largest Holdings

as of June 30, 2012 (as a % of Fair Value) (a)(b)(c)

Federal National Mortgage Assoc. TBA 3.50%	3.75%
Federal National Mortgage Assoc. 4.00%, 05/01/19 - 05/01/42	2.26%
Vanguard MSCI Emerging Markets Fund	1.92%
Apple Inc.	1.20%
Federal National Mortgage Assoc. 4.50%, 05/01/18 - 04/01/41	1.15%
Federal Home Loan Bank Discount Notes 0.09%, 08/22/12 - 10/04/12	1.12%
U.S. Treasury Bonds 3.13%, 02/15/42	1.08%
U.S. Treasury Notes 0.72%, 05/31/17	0.88%
Microsoft Corp.	0.82%
PepsiCo Inc.	0.82%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented to not include the Fund’s entire investment portfolio and may change at any time.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

Total Return Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and services fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 - June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return*
Class 1	1,000.00	1,061.30	3.79
Class 3	1,000.00	1,060.20	5.07
Hypothetical 5% Return (2.5% for the period)
Class 1	1,000.00	1,021.18	3.72
Class 3	1,000.00	1,019.94	4.97

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class 1 shares and 0.99% for Class 3 shares (for the period January 1, 2012 - June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Total Return Fund

	Number of Shares	Fair Value
Domestic Equity — 39.0% †

Advertising — 0.3%

Arbitron Inc.	27,400	$959,000
Omnicom Group Inc.	143,931	6,995,047
		7,954,047

Aerospace & Defense — 0.5%

Honeywell International Inc.	221,121	12,347,397
Teledyne Technologies Inc.	9,100	561,015	(a)
The Boeing Co.	20,727	1,540,016
		14,448,428

Agricultural Products — 0.4%

Archer-Daniels-Midland Co.	353,560	10,437,091

Air Freight & Logistics — 0.9%

FedEx Corp.	10,570	968,318
United Parcel Service Inc.	290,914	22,912,387
		23,880,705

Apparel Retail — 0.0%*

Aeropostale Inc.	22,800	406,524	(a)
American Eagle Outfitters Inc.	14,700	290,031
The Buckle Inc.	15,200	601,464
		1,298,019

Apparel, Accessories & Luxury Goods — 0.0%*

Maidenform Brands Inc.	11,400	227,088	(a)

Application Software — 0.3%

ACI Worldwide Inc.	18,500	817,885	(a)
Blackbaud Inc.	20,500	526,235
Ebix Inc.	14,000	279,300
Intuit Inc.	72,652	4,311,896
Parametric Technology Corp.	40,200	842,592	(a)
SS&C Technologies Holdings Inc.	31,500	787,500	(a)
		7,565,408

Asset Management & Custody Banks — 1.3%

Ameriprise Financial Inc.	192,794	10,075,414
Franklin Resources Inc.	13,818	1,533,660
Invesco Ltd.	394,800	8,922,480
State Street Corp.	322,745	14,407,337	(e)
		34,938,891

Automobile Manufacturers — 0.1%

Ford Motor Co.	206,128	1,976,768

	Number of Shares	Fair Value

Biotechnology — 0.9%

Amgen Inc.	223,145	$16,298,510	(h)
Cubist Pharmaceuticals Inc.	11,200	424,592	(a)
Gilead Sciences Inc.	142,002	7,281,863	(a)
		24,004,965

Broadcasting — 0.4%

CBS Corp.	77,171	2,529,665
Discovery Communications Inc.	188,236	9,428,741	(a)
		11,958,406

Cable & Satellite — 1.1%

Comcast Corp.	186,592	5,965,346
DIRECTV	208,050	10,157,001	(a)
Liberty Global Inc.	269,474	12,867,383	(a)
		28,989,730

Casinos & Gaming — 0.2%

Las Vegas Sands Corp.	116,748	5,077,371

Communications Equipment — 1.7%

Cisco Systems Inc.	1,209,031	20,759,063	(h)
Qualcomm Inc.	464,870	25,883,962
		46,643,025

Computer Hardware — 1.9%

Apple Inc.	86,477	50,502,568	(a)

Construction & Engineering — 0.0%*

Quanta Services Inc.	24,400	587,308	(a)

Construction & Farm Machinery & Heavy Trucks — 0.2%

Caterpillar Inc.	17,554	1,490,510
Deere & Co.	54,819	4,433,213
		5,923,723

Consumer Finance — 0.3%

American Express Co.	154,703	9,005,262

Data Processing & Outsourced Services — 1.5%

Global Cash Access Holdings Inc.	80,300	578,963	(a)
Paychex Inc.	455,515	14,307,726
The Western Union Co.	839,667	14,139,992
Visa Inc.	102,374	12,656,498
		41,683,179

Department Stores — 0.2%

Macy's Inc.	124,151	4,264,587

Distributors — 0.1%

Genuine Parts Co.	44,851	2,702,273
LKQ Corp.	37,600	1,255,840	(a)
		3,958,113

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Diversified Chemicals — 0.3%

EI du Pont de Nemours & Co.	148,512	$7,510,251

Diversified Financial Services — 1.3%

Citigroup Inc.	103,691	2,842,170
JPMorgan Chase & Co.	293,661	10,492,507
Wells Fargo & Co.	614,994	20,565,399
		33,900,076

Diversified Metals & Mining — 0.2%

Compass Minerals International Inc.	5,900	450,052
Freeport-McMoRan Copper & Gold Inc.	114,035	3,885,173
		4,335,225

Diversified REITs — 0.1%

Liberty Property Trust	12,900	475,236
Vornado Realty Trust	14,390	1,208,472
		1,683,708

Diversified Support Services — 0.0%*

Healthcare Services Group Inc.	28,500	552,330

Drug Retail — 0.2%

CVS Caremark Corp.	92,145	4,305,936

Education Services — 0.0%*

Lincoln Educational Services Corp.	5,800	37,700

Electric Utilities — 0.4%

Exelon Corp.	103,662	3,899,764
FirstEnergy Corp.	39,205	1,928,494
IDACORP Inc.	19,100	803,728
The Southern Co.	90,371	4,184,177
		10,816,163

Electrical Components & Equipment — 0.2%

Cooper Industries PLC	64,266	4,381,656

Fertilizers & Agricultural Chemicals — 0.4%

Monsanto Co.	126,811	10,497,415

Food Distributors — 0.0%*

Spartan Stores Inc.	8,000	145,040

Footwear — 0.0%*

Deckers Outdoor Corp.	12,700	558,927	(a)

General Merchandise Stores — 0.1%

Target Corp.	68,131	3,964,543

Healthcare Distributors — 0.0%*

Owens & Minor Inc.	23,100	707,553

	Number of Shares	Fair Value

Healthcare Equipment — 1.1%

Covidien PLC	486,468	$26,026,038
Medtronic Inc.	89,545	3,468,078
Thoratec Corp.	10,200	342,516	(a)
		29,836,632

Healthcare Facilities — 0.1%

HCA Holdings Inc.	88,310	2,687,273

Healthcare Services — 0.9%

Bio-Reference Labs Inc.	43,900	1,153,692	(a)
Express Scripts Holding Co.	404,821	22,601,156	(a)
HMS Holdings Corp.	22,000	732,820
MEDNAX Inc.	13,000	891,020	(a)
		25,378,688

Healthcare Technology — 0.0%*

Computer Programs & Systems Inc.	4,200	240,324

Home Building — 0.1%

MDC Holdings Inc.	48,364	1,580,052

Home Furnishing Retail — 0.2%

Aaron's Inc.	18,100	512,411
Bed Bath & Beyond Inc.	98,411	6,081,800	(a)
		6,594,211

Home Improvement Retail — 0.9%

Lowe's Companies Inc.	630,983	17,945,156
The Home Depot Inc.	110,546	5,857,833
		23,802,989

Hotels, Resorts & Cruise Lines — 0.0%*

Orient-Express Hotels Ltd.	44,990	376,566	(a)

Household Products — 0.4%

Kimberly-Clark Corp.	58,037	4,861,759
The Clorox Co.	76,000	5,506,960
		10,368,719

Housewares & Specialties — 0.0%*

Jarden Corp.	29,100	1,222,782

Independent Power Producers & Energy Traders — 0.3%

Calpine Corp.	201,564	3,327,822	(a)
The AES Corp.	426,164	5,467,684	(a)
		8,795,506

Industrial Gases — 0.1%

Praxair Inc.	34,670	3,769,669

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Industrial Machinery — 0.6%

Dover Corp.	159,835	$8,568,754
Eaton Corp.	131,280	5,202,626
ESCO Technologies Inc.	7,500	273,300
Harsco Corp.	8,100	165,078
Mueller Industries Inc.	7,900	336,461
Woodward Inc.	15,700	619,208
		15,165,427

Industrial REITs — 0.1%

Prologis Inc.	52,900	1,757,867

Insurance Brokers — 0.1%

Marsh & McLennan Companies Inc.	92,144	2,969,801

Integrated Oil & Gas — 1.3%

Chevron Corp.	187,503	19,781,566
Exxon Mobil Corp.	58,432	5,000,026	(h)
Hess Corp.	72,563	3,152,862
Occidental Petroleum Corp.	99,262	8,513,702
		36,448,156

Integrated Telecommunication Services — 0.6%

AT&T Inc.	276,381	9,855,746
Verizon Communications Inc.	131,273	5,833,772
		15,689,518

Internet Retail — 0.2%

Amazon.com Inc.	18,824	4,298,460	(a)

Internet Software & Services — 0.7%

eBay Inc.	364,873	15,328,315	(a)
Google Inc.	4,111	2,384,668	(a)
NIC Inc.	26,200	332,740
The Active Network Inc.	5,500	84,645	(a)
		18,130,368

Investment Banking & Brokerage — 0.3%

GFI Group Inc.	48,100	171,236
Raymond James Financial Inc.	24,400	835,456
The Goldman Sachs Group Inc.	59,443	5,698,206
		6,704,898

IT Consulting & Other Services — 0.7%

International Business Machines Corp.	95,885	18,753,188	(h)

Life & Health Insurance — 0.4%

MetLife Inc.	123,188	3,800,349
Prudential Financial Inc.	121,617	5,889,911
		9,690,260

	Number of Shares	Fair Value

Life Sciences Tools & Services — 0.3%

Agilent Technologies Inc.	70,281	$2,757,826
Bruker Corp.	53,700	714,747	(a)
PerkinElmer Inc.	150,885	3,892,833
		7,365,406

Managed Healthcare — 0.1%

Molina Healthcare Inc.	23,450	550,137	(a)
UnitedHealth Group Inc.	26,491	1,549,723
		2,099,860

Movies & Entertainment — 0.7%

The Walt Disney Co.	155,449	7,539,276
Time Warner Inc.	322,377	12,411,515
		19,950,791

Multi-Line Insurance — 0.2%

American International Group Inc.	92,373	2,964,250	(a)
Hartford Financial Services Group Inc.	57,633	1,016,070
HCC Insurance Holdings Inc.	23,600	741,040
		4,721,360

Multi-Utilities — 0.2%

Dominion Resources Inc.	90,648	4,894,992

Office Electronics — 0.0%*

Zebra Technologies Corp.	15,600	536,016	(a)

Office REITs — 0.3%

Alexandria Real Estate Equities Inc.	12,030	874,822
BioMed Realty Trust Inc.	46,900	876,092
Boston Properties Inc.	15,600	1,690,572
Brandywine Realty Trust	11,370	140,306
CommonWealth	33,970	649,506
Coresite Realty Corp.	18,000	464,760
Digital Realty Trust Inc.	21,750	1,632,773
Duke Realty Corp.	34,700	508,008
Hudson Pacific Properties Inc.	11,440	199,170
Mack-Cali Realty Corp.	24,540	713,378
SL Green Realty Corp.	11,940	958,066
		8,707,453

Office Services & Supplies — 0.0%*

Herman Miller Inc.	15,100	279,652

Oil & Gas Drilling — 0.0%*

Pioneer Drilling Co.	80,500	641,585	(a)

Oil & Gas Equipment & Services — 0.9%

Dril-Quip Inc.	2,900	190,211	(a)
Oil States International Inc.	14,800	979,760	(a)
Schlumberger Ltd.	342,623	22,239,659
		23,409,630

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Oil & Gas Exploration & Production — 0.4%

Anadarko Petroleum Corp.	136,069	$9,007,768
SM Energy Co.	10,800	530,388
Southwestern Energy Co.	74,867	2,390,503	(a)
		11,928,659

Oil & Gas Refining & Marketing — 0.1%

Marathon Petroleum Corp.	46,072	2,069,554

Oil & Gas Storage & Transportation — 0.1%

Spectra Energy Corp.	62,182	1,807,009
The Williams Companies Inc.	57,590	1,659,744
		3,466,753

Packaged Foods & Meats — 0.6%

Kraft Foods Inc.	409,895	15,830,145
Smithfield Foods Inc.	13,200	285,516	(a)
		16,115,661

Paper Packaging — 0.0%*

Packaging Corporation of America	33,700	951,688

Pharmaceuticals — 1.8%

Bristol-Myers Squibb Co.	225,237	8,097,270
Johnson & Johnson	279,637	18,892,276
Merck & Company Inc.	122,982	5,134,498
Pfizer Inc.	708,068	16,285,564
		48,409,608

Property & Casualty Insurance — 0.3%

ACE Ltd.	125,087	9,272,699

Publishing — 0.0%*

John Wiley & Sons Inc.	7,900	387,021

Railroads — 0.2%

Genesee & Wyoming Inc.	16,200	856,008	(a)
Union Pacific Corp.	41,455	4,945,996
		5,802,004

Real Estate Services — 0.1%

CBRE Group Inc.	207,075	3,387,747	(a)

Regional Banks — 0.2%

Cullen Frost Bankers Inc.	9,900	569,151
Fulton Financial Corp.	18,100	180,819
Iberiabank Corp.	4,000	201,800
Prosperity Bancshares Inc.	16,000	672,480
Regions Financial Corp.	391,954	2,645,689
Sterling Bancorp	9,500	94,810
SVB Financial Group	10,600	622,432	(a)
Westamerica Bancorporation	8,500	401,115
		5,388,296

	Number of Shares	Fair Value

Reinsurance — 0.1%

PartnerRe Ltd.	25,340	$1,917,478

Research & Consulting Services — 0.1%

Nielsen Holdings N.V.	110,572	2,899,198	(a)
Resources Connection Inc.	8,500	104,550
		3,003,748

Residential REITs — 0.3%

American Campus Communities Inc.	8,890	399,872
AvalonBay Communities Inc.	6,270	887,080
BRE Properties Inc.	8,210	410,664
Camden Property Trust	10,630	719,332
Colonial Properties Trust	21,770	481,988
Equity Residential	33,460	2,086,566
Essex Property Trust Inc.	6,480	997,402
Home Properties Inc.	8,100	497,016
UDR Inc.	47,450	1,226,108
		7,706,028

Restaurants — 0.3%

Cracker Barrel Old Country Store Inc.	12,500	785,000
Darden Restaurants Inc.	64,946	3,288,216
McDonald's Corp.	51,128	4,526,362
The Wendy's Co.	43,900	207,208
		8,806,786

Retail REITs — 0.5%

Acadia Realty Trust	7,300	169,214
DDR Corp.	61,970	907,241
Equity One Inc.	7,270	154,124
Excel Trust Inc.	5,900	70,564
General Growth Properties Inc.	34,740	628,447
Kimco Realty Corp.	51,020	970,911
National Retail Properties Inc.	39,590	1,120,001
Regency Centers Corp.	7,380	351,067
Simon Property Group Inc.	43,864	6,827,870
Tanger Factory Outlet Centers	22,730	728,496
Taubman Centers Inc.	3,260	251,542
The Macerich Co.	20,150	1,189,858
		13,369,335

Semiconductor Equipment — 0.0%*

Rudolph Technologies Inc.	57,100	497,912	(a)

Semiconductors — 0.9%

Altera Corp.	55,286	1,870,878
Analog Devices Inc.	55,285	2,082,586
Intel Corp.	407,679	10,864,646
Microchip Technology Inc.	48,364	1,599,881
Microsemi Corp.	37,500	693,375	(a)
Semtech Corp.	19,400	471,808	(a)
Texas Instruments Inc.	249,911	7,169,947
		24,753,121

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Soft Drinks — 1.3%

Coca-Cola Enterprises Inc.	201,564	$5,651,855
PepsiCo Inc.	426,477	30,134,865
		35,786,720

Specialized Consumer Services — 0.0%*

Matthews International Corp.	2,900	94,221

Specialized Finance — 0.6%

CME Group Inc.	57,625	15,449,838

Specialized REITs — 1.1%

American Tower Corp.	155,212	10,850,871
DiamondRock Hospitality Co.	12,790	130,458
HCP Inc.	85,253	3,763,920
Healthcare Inc.	32,930	1,919,819
Host Hotels & Resorts Inc.	54,710	865,512
LaSalle Hotel Properties	8,020	233,703
Omega Healthcare Investors Inc.	47,200	1,062,000
Pebblebrook Hotel Trust	7,250	168,998
Public Storage	31,975	4,617,510
Rayonier Inc.	49,745	2,233,551
RLJ Lodging Trust	30,120	546,076
Sabra Healthcare REIT Inc.	22,800	390,108
Senior Housing Properties Trust	7,080	158,026
Sunstone Hotel Investors Inc.	12,520	137,595	(a)
Ventas Inc.	32,210	2,033,095
		29,111,242

Specialty Chemicals — 0.0%*

Sensient Technologies Corp.	15,800	580,334

Specialty Stores — 0.2%

Dick's Sporting Goods Inc.	105,676	5,072,448

Steel — 0.2%

Allegheny Technologies Inc.	122,923	3,920,014
Commercial Metals Co.	40,500	511,920
		4,431,934

Systems Software — 1.7%

MICROS Systems Inc.	18,600	952,320	(a)
Microsoft Corp.	999,187	30,565,131
Oracle Corp.	451,347	13,405,006
		44,922,457

Tobacco — 0.5%

Altria Group Inc.	158,909	5,490,306
Philip Morris International Inc.	77,090	6,726,873
		12,217,179

Trading Companies & Distributors — 0.0%*

Applied Industrial Technologies Inc.	25,500	939,675

Trucking — 0.0%*

Old Dominion Freight Line Inc.	24,150	1,045,454	(a)

	Number of Shares	Fair Value

Water Utilities — 0.1%

American Water Works Company Inc.	60,800	$2,084,224

Total Domestic Equity (Cost $951,371,139)		1,054,559,128
Foreign Equity — 17.7%

Common Stock — 17.3%

Advertising — 0.2%

WPP PLC	411,374	5,001,309

Aerospace & Defense — 0.3%

Safran S.A.	218,450	8,135,213

Apparel, Accessories & Luxury Goods — 0.4%

Adidas AG	38,910	2,796,811
Luxottica Group S.p.A.	117,461	4,113,052
LVMH Moet Hennessy Louis Vuitton S.A.	33,843	5,165,008
Ports Design Ltd.	105,497	110,795
		12,185,666

Application Software — 0.3%

SAP AG	152,394	9,049,388

Automobile Manufacturers — 0.6%

Astra International Tbk PT	454,500	335,057
Brilliance China Automotive Holdings Ltd.	418,585	370,002	(a)
Hyundai Motor Co.	7,236	1,485,510
Kia Motors Corp.	4,769	314,323
Suzuki Motor Corp.	275,995	5,677,268
Toyota Motor Corp.	220,365	8,910,582
		17,092,742

Biotechnology — 0.1%

CSL Ltd.	61,574	2,501,329

Brewers — 0.2%

Anadolu Efes Biracilik Ve Malt Sanayii AS	25,096	321,320
Anheuser-Busch InBev N.V.	62,761	4,962,037
		5,283,357

Broadcasting — 0.0%*

Zee Entertainment Enterprises Ltd.	52,790	140,841

Casinos & Gaming — 0.0%*

Genting Bhd	188,098	561,710
Sands China Ltd.	78,568	252,791
		814,501

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Commodity Chemicals — 0.0%*

LG Chem Ltd.	1,115	$288,646

Communications Equipment — 0.2%

Telefonaktiebolaget LM Ericsson	505,083	4,631,445

Construction & Engineering — 0.2%

China State Construction International Holdings Ltd.	869,688	830,013
Doosan Heavy Industries & Construction Company Ltd.	4,401	223,577
JGC Corp.	74,000	2,149,257
Vinci S.A.	50,284	2,356,621
		5,559,468

Construction & Farm Machinery & Heavy Trucks — 0.2%

First Tractor Company Ltd.	244,982	197,899
Kubota Corp.	349,000	3,231,109
Sany Heavy Equipment International Holdings Company Ltd.	385,776	208,419
United Tractors Tbk PT	159,902	367,911
		4,005,338

Construction Materials — 0.2%

HeidelbergCement AG	88,815	4,275,911

Department Stores — 0.0%*

Golden Eagle Retail Group Ltd.	125,312	258,004

Distillers & Vintners — 0.5%

Diageo PLC	418,946	10,814,181
Diageo PLC ADR	23,491	2,421,217
		13,235,398

Diversified Banks — 0.0%*

ICICI Bank Ltd.	15,767	253,245
Turkiye Halk Bankasi AS	58,865	461,774
		715,019

Diversified Capital Markets — 0.2%

Deutsche Bank AG	129,028	4,670,105

Diversified Financial Services — 1.6%

African Bank Investments Ltd.	67,533	300,450
Banco Santander Chile ADR	5,307	411,239
Bank of China Ltd.	2,105,980	809,074
Bank Rakyat Indonesia Persero Tbk PT	437,964	299,964
BNP Paribas S.A.	112,304	4,341,994
Chinatrust Financial Holding Company Ltd.	695,074	401,234
Credicorp Ltd.	4,934	621,141
Grupo Financiero Banorte SAB de C.V.	86,244	442,850

	Number of Shares	Fair Value

HSBC Holdings PLC	1,307,531	$11,538,668
Industrial & Commercial Bank of China	1,097,433	615,295
ING Groep N.V.	489,417	3,290,305	(a)
Lloyds Banking Group PLC	5,192,482	2,540,299	(a)
Malayan Banking Bhd	128,300	352,880
Metropolitan Bank & Trust	312,816	690,421
Sberbank of Russia ADR	60,006	649,337
Shinhan Financial Group Company Ltd.	12,020	421,392
Standard Bank Group Ltd.	14,223	192,723
Standard Chartered PLC	349,764	7,609,069
United Overseas Bank Ltd.	535,705	7,954,653
		43,482,988

Diversified Metals & Mining — 0.6%

Anglo American PLC	15,268	502,525
Antofagasta PLC	45,970	787,511
BHP Billiton PLC	261,730	7,449,925
Rio Tinto PLC	142,882	6,800,245
		15,540,206

Diversified Real Estate Activities — 0.3%

Daito Trust Construction Company Ltd.	26,000	2,469,072
Sumitomo Realty & Development Company Ltd.	212,000	5,223,906
Wharf Holdings Ltd.	196,709	1,095,331
		8,788,309

Diversified Support Services — 0.3%

Aggreko PLC	140,822	4,586,350
Brambles Ltd.	722,013	4,586,157
		9,172,507

Drug Retail — 0.0%*

Raia Drogasil S.A.	39,827	399,562

Electric Utilities — 0.1%

Power Grid Corporation of India Ltd.	752,567	1,542,306

Electrical Components & Equipment — 0.0%*

Zhuzhou CSR Times Electric Company Ltd.	186,599	515,077

Electronic Components — 0.0%*

Largan Precision Company Ltd.	17,000	355,473	(a)

Electronic Equipment & Instruments — 0.1%

Hexagon AB	194,504	3,345,921

Electronic Manufacturing Services — 0.0%*

Hon Hai Precision Industry Company Ltd.	243,086	734,981

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Fertilizers & Agricultural Chemicals — 0.6%

Potash Corporation of Saskatchewan Inc.††	73,715	$3,220,608
Potash Corporation of Saskatchewan Inc.††	120,876	5,276,357
Sociedad Quimica y Minera de Chile S.A. ADR	15,725	875,411
Syngenta AG	19,829	6,806,968
		16,179,344

Food Retail — 0.1%

Magnit OJSC GDR	21,229	638,568
President Chain Store Corp.	64,991	346,765	(a)
Shoprite Holdings Ltd.	52,919	976,564
TESCO PLC	38,726	188,478
		2,150,375

Healthcare Services — 0.3%

Diagnosticos da America S.A.	29,941	195,953
Fresenius SE & Company KGaA	80,267	8,333,975
		8,529,928

Healthcare Supplies — 0.3%

Cie Generale d'Optique Essilor International S.A.	85,036	7,921,983
Shandong Weigao Group Medical Polymer Company Ltd.	150,447	167,965
		8,089,948

Heavy Electrical Equipment — 0.1%

ABB Ltd. ADR	120,939	1,973,724
Dongfang Electric Corporation Ltd.	113,284	232,624
		2,206,348

Highways & Railtracks — 0.0%*

CCR S.A.	40,590	328,388

Household Appliances — 0.0%*

Techtronic Industries Co.	276,781	351,475

Household Products — 0.6%

Reckitt Benckiser Group PLC	127,346	6,741,007
Unicharm Corp.	145,200	8,279,984
		15,020,991

Human Resource & Employment Services — 0.2%

Capita PLC	546,040	5,619,140

Industrial Conglomerates — 0.1%

Chongqing Machinery & Electric Company Ltd.	148,600	20,224
Siemens AG	36,510	3,076,435
		3,096,659

Industrial Gases — 0.4%

Linde AG	64,908	10,137,174

	Number of Shares	Fair Value

Industrial Machinery — 0.8%

Alfa Laval AB	225,462	$3,871,660
FANUC Corp.	43,400	7,147,100
Mitsubishi Heavy Industries Ltd.	787,000	3,205,098
Nikon Corp.	67,458	2,057,202
SMC Corp.	20,600	3,578,071
Vallourec S.A.	49,120	2,012,732
		21,871,863

Integrated Oil & Gas — 1.5%

BG Group PLC	457,289	9,375,124	(a)
Cenovus Energy Inc.	23,816	756,216
China Petroleum & Chemical Corp.	746,496	667,258
Eni S.p.A.	220,941	4,707,093
Gazprom OAO ADR	83,498	793,231
Lukoil OAO ADR	15,302	858,136
Petroleo Brasileiro S.A. ADR	126,517	2,295,018
Royal Dutch Shell PLC	249,294	8,411,784
Royal Dutch Shell PLC ADR	55,273	3,727,058
Suncor Energy Inc.	212,957	6,149,840
Total S.A.	35,842	1,617,734
		39,358,492

Internet Software & Services — 0.7%

Baidu Inc. ADR	167,372	19,244,433	(a)

IT Consulting & Other Services — 0.1%

Cap Gemini S.A.	87,048	3,212,851
HCL Technologies Ltd.	46,105	394,630
Infosys Ltd.	6,394	288,579
		3,896,060

Life & Health Insurance — 0.9%

AIA Group Ltd.	2,715,020	9,379,164
Ping An Insurance Group Co.	33,515	270,816
Prudential PLC	823,155	9,558,509
Sony Financial Holdings Inc.	243,800	3,986,459
		23,194,948

Life Sciences Tools & Services — 0.0%*

ICON PLC ADR	22,200	500,166	(a)

Managed Healthcare — 0.0%*

Odontoprev S.A.	53,022	267,940

Marine Ports & Services — 0.0%*

Adani Ports and Special Economic Zone	171,869	374,493

Multi-Line Insurance — 0.3%

AXA S.A.	235,062	3,151,291
Zurich Insurance Group AG	19,818	4,493,872
		7,645,163

Multi-Utilities — 0.3%

National Grid PLC	764,695	8,116,161

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Number of Shares	Fair Value

Office Electronics — 0.0%*

Canon Inc.	29,285	$1,170,903

Oil & Gas Equipment & Services — 0.0%*

Subsea 7 S.A.	34,770	688,588

Oil & Gas Exploration & Production — 0.1%

Afren PLC	368,282	599,539	(a)
Canadian Natural Resources Ltd.	34,185	915,780
CNOOC Ltd.	329,056	663,510
Pacific Rubiales Energy Corp.	11,193	236,717
		2,415,546

Packaged Foods &; Meats — 0.7%

Nestle S.A.	196,334	11,749,599
Nestle S.A. ADR	33,402	1,995,435
Thai Union Frozen Products PCL	199,072	449,730
Unilever N.V.	143,453	4,805,554
		19,000,318

Pharmaceuticals — 0.8%

Aspen Pharmacare Holdings Ltd.	17,531	270,029
Bayer AG	60,142	4,345,948
Novartis AG	136,988	7,680,623
Novartis AG ADR	98,790	5,522,361
Roche Holding AG	24,059	4,167,417
		21,986,378

Real Estate Operating Companies — 0.0%*

Iguatemi Empresa de Shopping Centers S.A.	21,372	439,415	(a)

Regional Banks — 0.1%

The Bank of Yokohama Ltd.	771,948	3,656,503

Semiconductors — 0.8%

Samsung Electronics Company Ltd.	10,884	11,526,011
Taiwan Semiconductor Manufacturing Company Ltd.	3,481,433	9,530,305	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	28,483	397,622	(a)
		21,453,938

Thrifts & Mortgage Finance — 0.0%*

Housing Development Finance Corp.	36,978	434,381

Tobacco — 0.0%*

ITC Ltd.	126,569	591,667

Trading Companies & Distributors — 0.2%

Mitsubishi Corp.	196,700	3,983,375

	Number of Shares	Fair Value

Wireless Telecommunication Services — 0.7%

America Movil SAB de C.V. ADR	29,839	$777,604
Millicom International Cellular S.A.	4,171	394,500
MTN Group Ltd.	19,980	345,838
Softbank Corp.	196,198	7,316,477
Vodafone Group PLC	3,322,811	9,353,321
		18,187,740

Total Common Stock (Cost $461,064,753)		471,909,251
Preferred Stock — 0.4%

Automobile Manufacturers — 0.2%

Volkswagen AG	38,983	6,193,321

Diversified Financial Services — 0.0%*

Itau Unibanco Holding S.A.	56,640	793,850

Electric Utilities — 0.0%*

Cia Energetica de Minas Gerais	19,473	362,061

Hypermarkets & Super Centers — 0.0%*

Cia Brasileira de Distribuicao Grupo Pao de Acucar	7,261	287,785

Integrated Oil & Gas — 0.0%*

Petroleo Brasileiro S.A.	51,227	463,174

Multi-Line Insurance — 0.1%

XLIT Ltd 3.58%.	1,655	1,206,081	(i)

Steel — 0.1%

Vale S.A.	66,891	1,297,754

Total Preferred Stock (Cost $10,913,463)		10,604,026

Total Foreign Equity (Cost $471,978,216)		482,513,277

		Principal Amount	Fair Value
Bonds and Notes — 27.7%

U.S. Treasuries — 4.4%

U.S. Treasury Bonds
3.00%	05/15/42	$19,639,500	$20,569,313	(h)
3.13%	02/15/42	29,923,900	32,140,124	(h)

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

U.S. Treasury Notes
0.32%	03/31/14	$11,190,700	$11,177,585	(d,h)
0.68%	01/31/17	653,200	658,865	(d,h)
0.72%	05/31/17	31,606,800	31,461,124	(d,h)
1.75%	05/15/22	23,138,900	23,326,904	(h)
			119,333,915

Agency Mortgage Backed — 11.2%

Federal Home Loan Mortgage Corp.
2.38%	01/13/22	4,992,000	5,123,060
4.50%	06/01/33 - 02/01/35	21,650	23,178	(h)
5.00%	07/01/35 - 06/01/41	4,720,208	5,229,603	(h)
5.50%	05/01/20 - 04/01/39	2,141,228	2,375,890	(h)
6.00%	04/01/17 - 11/01/37	2,173,549	2,421,434	(h)
6.50%	06/01/29 - 03/01/30	2,880	3,296	(h)
7.00%	06/01/29 - 08/01/36	115,225	135,568	(h)
7.50%	01/01/28 - 09/01/33	16,018	18,818	(h)
8.00%	01/01/30 - 11/01/30	10,541	12,672	(h)
9.00%	10/01/25	305	377	(h)
Federal National Mortgage Assoc.
2.72%	04/01/37	4,274	4,456	(i)
2.89%	03/01/37	6,871	6,965	(i)
4.00%	05/01/19 - 05/01/42	63,033,638	67,335,375	(h)
4.50%	05/01/18 - 04/01/41	42,493,119	45,711,855	(h)
5.00%	07/01/20 - 06/01/41	8,648,423	9,598,001	(h)
5.50%	04/01/14 - 01/01/39	18,423,185	20,215,932	(h)
6.00%	09/01/19 - 08/01/35	4,129,992	4,638,302	(h)
6.50%	09/01/17 - 08/01/36	333,657	376,707	(h)
7.00%	04/01/17 - 12/01/33	5,986	6,665	(h)
7.50%	09/01/13 - 03/01/34	36,366	42,301	(h)
8.00%	12/01/15 - 11/01/33	12,507	15,170	(h)
9.00%	12/01/17 - 12/01/22	2,921	3,370	(h)
3.50%	TBA	65,580,000	68,984,325	(c)
4.00%	TBA	3,895,000	4,145,132	(c)
4.50%	TBA	350,000	375,430	(c)
5.00%	TBA	13,535,000	14,647,408	(c)
6.00%	TBA	9,810,000	10,780,270	(c)
6.50%	TBA	5,044,000	5,676,076	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	19,753,594	21,791,061	(h)
6.00%	04/15/27 - 09/15/36	347,218	395,626	(h)
6.50%	04/15/24 - 09/15/36	229,249	266,249	(h)
7.00%	06/15/34 - 10/15/36	184,035	218,102	(h)
8.00%	03/15/30	3,065	3,241	(h)
9.00%	11/15/16 - 12/15/21	7,234	8,050	(h)
4.00%	TBA	6,635,000	7,245,627	(c)
4.50%	TBA	5,680,000	6,243,562	(c)
			304,079,154

Agency Collateralized Mortgage Obligations — 0.2%

Federal Home Loan Mortgage Corp.
0.08%	09/25/43	240,857	1,944	(g,h,i)

		Principal Amount	Fair Value

Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	$10,765,236	$1,291,627	(g,n)
4.50%	02/15/18 - 03/15/18	28,978	1,381	(g,h,n)
5.00%	07/15/17 - 02/15/38	370,193	27,701	(g,h,n)
5.50%	06/15/33	24,890	3,565	(g,h,n)
6.36%	08/15/25	3,142,296	453,017	(g,i)
7.50%	07/15/27	2,657	586	(g,h,n)
Federal Home Loan Mortgage Corp. STRIPS
3.33%	08/01/27	457	402	(d,f,h)
8.00%	02/01/23 - 07/01/24	1,774	362	(g,h,n)
Federal National Mortgage Assoc. REMIC
1.19%	12/25/42	116,387	3,269	(g,h,i)
3.50%	05/25/27	2,341,170	298,472	(g,n)
4.50%	05/25/18	3,312	37	(g,h,n)
5.00%	10/25/22 - 09/25/40	5,004,306	632,329	(g,h,n)
5.75%	07/25/38	1,389,042	184,353	(g,i)
8.00%	05/25/22	2	51	(g,h,n)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	1,228,908	142,464	(g,n)
5.00%	03/25/38 - 05/25/38	778,454	104,544	(g,n)
5.50%	12/01/33	123,701	16,967	(g,n)
6.00%	01/01/35	469,260	81,940	(g,n)
7.50%	11/01/23	7,897	1,680	(g,h,n)
8.00%	08/01/23 - 07/01/24	3,635	780	(g,h,n)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	6,906,533	789,077	(g,n)
5.00%	12/20/35 - 09/20/38	5,700,549	565,738	(g,n)
6.41%	06/20/40	11,949,201	1,850,861	(g,i)
			6,453,147

Asset Backed — 0.3%

Bear Stearns Asset Backed Securities Trust
3.46%	02/25/36	573,405	559,426	(d,h,i)
5.74%	01/25/34	4,239	3,241	(d,h,i)
Capital One Multi-Asset Execution Trust
1.07%	01/15/19	500,000	490,013	(d,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	1,019,489	911,903	(h)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	3,750,000	2,759,706	(h)
Countrywide Asset-Backed Certificates
1.30%	06/26/33	586,601	249,213	(h,i)
Hertz Vehicle Financing LLC
2.60%	02/25/15	1,500,000	1,529,892	(b,h)
Mid-State Trust
7.54%	07/01/35	3,217	3,265
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	700,000	413,748	(h)

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

Residential Asset Securities Corp.
14.91%	07/25/32	$3,673	$2,240	(d,h,i)
			6,922,647

Corporate Notes — 9.8%

ABB Finance USA Inc.
1.63%	05/08/17	945,000	949,564	(h)
2.88%	05/08/22	945,000	955,920	(h)
AES Panama S.A.
6.35%	12/21/16	443,000	476,225	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	909,000	1,017,227	(h)
Air Jamaica Ltd.
9.38%	07/08/15	165,000	171,188
Allergan Inc.
3.38%	09/15/20	655,000	696,712	(h)
ALROSA Finance S.A.
7.75%	11/03/20	600,000	628,362	(b,h)
America Movil SAB de C.V.
2.38%	09/08/16	3,032,000	3,110,532	(h)
American Axle & Manufacturing Inc.
7.88%	03/01/17	865,000	893,113	(h)
American Express Credit Corp.
1.75%	06/12/15	1,413,000	1,429,049
American International Group Inc.
4.88%	06/01/22	708,000	724,441	(h)
Amgen Inc.
2.13%	05/15/17	472,000	477,541	(h)
2.30%	06/15/16	701,000	720,468	(h)
2.50%	11/15/16	470,000	488,330	(h)
3.63%	05/15/22	472,000	488,088	(h)
5.38%	05/15/43	472,000	510,583	(h)
5.65%	06/15/42	1,055,000	1,177,299	(h)
Amphenol Corp.
4.00%	02/01/22	1,875,000	1,910,128	(h)
Amsted Industries Inc.
8.13%	03/15/18	416,000	439,920	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	794,000	901,014	(h)
6.38%	09/15/17	531,000	616,828	(h)
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	1,433,000	1,534,395	(h)
5.38%	11/15/14	1,296,000	1,428,734	(h)
Apache Corp.
4.75%	04/15/43	950,000	1,055,234	(h)
Arch Coal Inc.
7.00%	06/15/19	893,000	754,585
Archer-Daniels-Midland Co.
5.77%	03/01/41	1,698,000	2,159,406	(h)
Arizona Public Service Co.
6.25%	08/01/16	273,000	320,245	(h)
AT&T Inc.
0.90%	02/13/15	1,895,000	1,893,584	(d,h)
1.60%	02/15/17	948,000	949,213	(h)
2.95%	05/15/16	844,000	893,943	(h)
5.55%	08/15/41	665,000	792,651	(h)
5.60%	05/15/18	165,000	197,482	(h)
6.40%	05/15/38	2,084,000	2,622,997	(h)

		Principal Amount	Fair Value

Banco del Estado de Chile
3.88%	02/08/22	$200,000	$203,430	(b,h)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	202,000	(b,h)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	103,500	(b,h,i)
Bank of America Corp.
3.88%	03/22/17	1,424,000	1,450,625	(h)
5.63%	10/14/16	475,000	504,812	(h)
5.70%	01/24/22	2,496,000	2,748,830	(h)
5.75%	12/01/17	955,000	1,019,172	(h)
5.88%	02/07/42	474,000	519,210	(h)
6.50%	08/01/16	510,000	560,048	(h)
Barclays Bank PLC
2.25%	05/10/17	2,354,000	2,353,861	(b,h)
Baxter International Inc.
1.85%	01/15/17	1,128,000	1,152,639	(h)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	950,573	(h)
3.00%	05/15/22	1,416,000	1,432,899
Berkshire Hathaway Inc.
3.75%	08/15/21	457,000	487,519
BG Energy Capital PLC
2.88%	10/15/16	486,000	512,113	(b,h)
4.00%	10/15/21	475,000	506,851	(b,h)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	1,414,000	1,423,716	(h)
Bombardier Inc.
7.75%	03/15/20	1,251,000	1,391,738	(b,h)
Boston Properties LP (REIT)
3.85%	02/01/23	943,000	951,859
BP Capital Markets PLC
1.85%	05/05/17	661,000	667,574	(h)
2.25%	11/01/16	1,425,000	1,467,560	(h)
3.25%	05/06/22	1,418,000	1,468,183	(h)
Broadcom Corp.
2.70%	11/01/18	949,000	978,492
Calpine Corp.
7.25%	10/15/17	887,000	953,525	(b,h)
Cameron International Corp.
1.60%	04/30/15	472,000	472,336
3.60%	04/30/22	472,000	472,764
Cardinal Health Inc.
1.90%	06/15/17	1,416,000	1,426,603
Cargill Inc.
5.20%	01/22/13	2,235,000	2,288,381	(b,h)
Carolina Power & Light Co.
2.80%	05/15/22	1,763,000	1,791,929
Case New Holland Inc.
7.88%	12/01/17	507,000	585,585
Caterpillar Inc.
1.50%	06/26/17	1,073,000	1,074,486
2.60%	06/26/22	894,000	891,657
CBS Corp.
1.95%	07/01/17	448,000	447,552
4.85%	07/01/42	448,000	438,484
CCO Holdings LLC
8.13%	04/30/20	739,000	823,985
Central American Bank for Economic Integration
5.38%	09/24/14	770,000	823,634	(b)

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

CenturyLink Inc.
5.80%	03/15/22	$671,000	$667,984
7.65%	03/15/42	688,000	667,746
Cigna Corp.
2.75%	11/15/16	3,169,000	3,264,932	(h)
5.38%	02/15/42	948,000	1,008,668	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	626,000	651,040	(h)
Citigroup Inc.
4.45%	01/10/17	1,897,000	1,988,517
5.00%	09/15/14	3,057,000	3,133,630	(h)
5.88%	01/30/42	706,000	771,069
6.13%	08/25/36	470,000	462,281
CityCenter Holdings LLC
7.63%	01/15/16	506,000	533,830
CNA Financial Corp.
5.88%	08/15/20	927,000	1,019,379	(h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	213,877	(b)
Columbus International Inc.
11.50%	11/20/14	200,000	213,008	(b)
Comision Federal de Electricidad
4.88%	05/26/21	1,075,000	1,161,000	(b,h)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	1,505,000	1,833,951	(h)
6.65%	04/01/19	528,000	670,221	(h)
Corning Inc.
4.75%	03/15/42	1,109,000	1,162,114
Corp Lindley S.A.
6.75%	11/23/21	85,000	91,800	(b)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	871,000	908,353	(b,h)
5.63%	09/21/35	134,000	156,698	(b,h)
Covidien International Finance S.A.
1.35%	05/29/15	944,000	945,226
3.20%	06/15/22	944,000	973,237
Credit Suisse AG
2.60%	05/27/16	1,009,000	1,036,615	(b)
Crown Castle Towers LLC
4.88%	08/15/40	1,250,000	1,357,145	(b,h)
6.11%	01/15/40	326,000	377,383	(b,h)
CSX Corp.
4.25%	06/01/21	909,000	992,743
CVS Caremark Corp.
3.25%	05/18/15	365,000	384,198
5.75%	06/01/17	735,000	868,025
DaVita Inc.
6.38%	11/01/18	843,000	870,398	(h)
DDR Corp. (REIT)
4.63%	07/15/22	626,000	617,815
Deere & Co.
2.60%	06/08/22	942,000	940,352
3.90%	06/09/42	848,000	842,491
Denbury Resources Inc.
6.38%	08/15/21	761,000	791,440	(h)
8.25%	02/15/20	399,000	436,905	(h)
DENTSPLY International Inc.
2.75%	08/15/16	1,456,000	1,480,337	(h)
4.13%	08/15/21	953,000	992,143	(h)

		Principal Amount	Fair Value

Deutsche Telekom International Finance BV
2.25%	03/06/17	$474,000	$468,367	(b,h)
Development Bank of Kazakhstan JSC
5.50%	12/20/15	200,000	208,250	(b,h)
Devon Energy Corp.
1.88%	05/15/17	944,000	944,166	(h)
Diageo Capital PLC
1.50%	05/11/17	1,416,000	1,421,217	(h)
Diageo Investment Corp.
2.88%	05/11/22	1,416,000	1,454,589	(h)
4.25%	05/11/42	378,000	400,024	(h)
DIRECTV Holdings LLC
2.40%	03/15/17	964,000	970,348	(h)
3.80%	03/15/22	482,000	487,443	(h)
4.60%	02/15/21	945,000	1,005,043	(h)
4.75%	10/01/14	1,026,000	1,101,337	(h)
5.15%	03/15/42	964,000	970,217	(h)
Dominion Resources Inc.
1.95%	08/15/16	667,000	679,696	(h)
4.90%	08/01/41	398,000	449,801	(h)
DPL Inc.
7.25%	10/15/21	844,000	936,840	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	986,000	1,117,544	(h)
Eastman Chemical Co.
2.40%	06/01/17	2,654,000	2,682,116
Ecopetrol S.A.
7.63%	07/23/19	345,000	434,700	(h)
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	168,000	177,240	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	250,000	261,192	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	632,000	693,620	(h)
Energy Transfer Partners LP
6.50%	02/01/42	225,000	241,119	(h)
6.70%	07/01/18	701,000	804,083	(h)
European Investment Bank
0.73%	12/15/14	1,420,000	1,424,866	(d,h)
4.88%	01/17/17	2,440,000	2,807,749	(h)
Exelon Corp.
4.90%	06/15/15	1,393,000	1,514,025	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	300,000	309,750	(b,h)
Express Scripts Holding Co.
2.65%	02/15/17	1,626,000	1,654,242	(b,h)
3.13%	05/15/16	1,421,000	1,479,504	(h)
3.90%	02/15/22	474,000	491,308	(b,h)
4.75%	11/15/21	474,000	524,518	(b,h)
6.13%	11/15/41	730,000	887,083	(b,h)
First Citizens St Lucia Ltd.
4.90%	02/09/16	450,000	464,541	(b)
Florida Power & Light Co.
4.13%	02/01/42	847,000	886,803
Ford Motor Credit Company LLC
3.00%	06/12/17	942,000	936,811
5.88%	08/02/21	994,000	1,105,833

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

Forest Oil Corp.
7.25%	06/15/19	$843,000	$773,453
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	1,734,000	1,805,528	(b)
Frontier Communications Corp.
7.13%	03/15/19	886,000	894,860	(h)
Georgia Power Co.
4.30%	03/15/42	472,000	491,665
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	180,000	192,114	(b,j)
Goldman Sachs Capital I
6.35%	02/15/34	750,000	709,391
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,078,272
Grupo Bimbo SAB de C.V.
4.50%	01/25/22	200,000	212,759	(b)
Hanesbrands Inc.
6.38%	12/15/20	903,000	950,408	(h)
Hartford Financial Services Group Inc.
5.13%	04/15/22	949,000	977,238
HCA Inc.
6.50%	02/15/20	799,000	865,916	(h)
Heineken N.V.
3.40%	04/01/22	1,901,000	1,946,957	(b,h)
Hewlett-Packard Co.
4.05%	09/15/22	1,180,000	1,188,778
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	421,000	456,785
HSBC Finance Corp.
6.68%	01/15/21	506,000	547,853	(h)
HSBC Holdings PLC
4.00%	03/30/22	951,000	987,517
Hughes Satellite Systems Corp.
6.50%	06/15/19	905,000	961,563	(h)
Indo Energy Finance BV
7.00%	05/07/18	100,000	97,750	(b)
Ingles Markets Inc.
8.88%	05/15/17	926,000	1,008,183
Instituto Costarricense de Electricidad
6.95%	11/10/21	300,000	307,656	(b)
Inter-American Development Bank
1.38%	10/18/16	1,425,000	1,457,460
Intergas Finance BV
6.38%	05/14/17	100,000	108,558	(b,h)
IPIC GMTN Ltd.
3.75%	03/01/17	316,000	328,640	(b)
John Deere Capital Corp.
2.25%	04/17/19	948,000	968,951
3.15%	10/15/21	1,122,000	1,166,909	(h)
JPMorgan Chase & Co.
4.35%	08/15/21	1,233,000	1,301,306
4.50%	01/24/22	1,889,000	2,034,865
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200,000	220,000	(b)

		Principal Amount	Fair Value

KazMunayGas National Co.
9.13%	07/02/18	$100,000	$123,750	(b)
11.75%	01/23/15	100,000	118,995	(b)
Kinross Gold Corp.
6.88%	09/01/41	283,000	287,195
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	964,000	1,000,514	(h)
5.00%	03/15/42	964,000	1,036,343	(h)
Korea Development Bank
3.25%	03/09/16	897,000	925,938	(h)
4.00%	09/09/16	518,000	551,191	(h)
Korea Expressway Corp.
4.50%	03/23/15	133,000	140,432	(b,h)
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	332,000	360,921	(b,h)
Korea National Oil Corp.
2.88%	11/09/15	686,000	697,219	(b,h)
3.13%	04/03/17	951,000	969,755	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	943,000	952,976	(b,h)
2.25%	06/05/17	943,000	965,517	(b,h)
5.00%	06/04/42	1,132,000	1,198,082	(b,h)
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	587,000	616,184	(h)
4.50%	07/16/18	1,567,000	1,836,671	(h)
Levi Strauss & Co.
7.63%	05/15/20	888,000	943,500	(h)
Liberty Mutual Group Inc.
4.95%	05/01/22	662,000	657,892	(b)
6.50%	05/01/42	710,000	718,659	(b)
Linn Energy LLC
8.63%	04/15/20	694,000	747,785
Listrindo Capital BV
6.95%	02/21/19	300,000	306,948	(b)
Lorillard Tobacco Co.
3.50%	08/04/16	974,000	1,015,358
Lowe's Companies Inc.
4.65%	04/15/42	496,000	526,702	(h)
LyondellBasell Industries N.V.
5.00%	04/15/19	500,000	524,375	(b,h)
Majapahit Holding BV
7.75%	10/17/16	400,000	457,000	(b,h)
Marathon Petroleum Corp.
6.50%	03/01/41	477,000	542,090	(h)
McDonald's Corp.
1.88%	05/29/19	944,000	941,867	(h)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	1,000,000	1,251,246	(h)
Molson Coors Brewing Co.
5.00%	05/01/42	757,000	817,842
Morgan Stanley
5.50%	07/28/21	898,000	884,761
5.75%	01/25/21	473,000	466,398
Mylan Inc.
7.88%	07/15/20	281,000	315,071	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	545,000	573,910	(b,h)
5.00%	09/30/14	200,000	212,089	(b)

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

National JSC Naftogaz of Ukraine
9.50%	09/30/14	$200,000	$191,750
Newfield Exploration Co.
5.63%	07/01/24	788,000	805,730
5.75%	01/30/22	844,000	881,980	(h)
Newmont Mining Corp.
4.88%	03/15/42	954,000	930,244
News America Inc.
6.65%	11/15/37	579,000	675,872
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	1,886,000	1,937,680	(h)
Nisource Finance Corp.
3.85%	02/15/23	1,074,000	1,072,964
Nordea Bank AB
3.13%	03/20/17	2,852,000	2,864,175	(b)
Occidental Petroleum Corp.
2.70%	02/15/23	1,342,000	1,350,441
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	294,000	307,965	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	576,301
Omnicom Group Inc.
3.63%	05/01/22	1,253,000	1,273,175
ONEOK Partners LP
6.13%	02/01/41	1,064,000	1,199,742	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	1,936,000	2,439,722	(h)
PacifiCorp
6.00%	01/15/39	1,250,000	1,642,359	(h)
6.25%	10/15/37	153,000	205,727
PAETEC Holding Corp.
8.88%	06/30/17	236,000	254,290
Peabody Energy Corp.
6.25%	11/15/21	502,000	496,980	(b)
Penerbangan Malaysia Bhd
5.63%	03/15/16	230,000	256,678
PepsiCo Inc.
2.75%	03/05/22	1,276,000	1,287,881	(h)
Pernod-Ricard S.A.
4.45%	01/15/22	707,000	732,559	(b)
Petrobras International Finance Co.
2.88%	02/06/15	380,000	385,700
3.50%	02/06/17	1,424,000	1,461,713	(h)
3.88%	01/27/16	420,000	433,625
Petroleos Mexicanos
5.50%	06/27/44	179,000	183,028	(b)
6.50%	06/02/41	167,000	194,973	(b)
Petronas Capital Ltd.
5.25%	08/12/19	580,000	666,506	(b)
7.88%	05/22/22	380,000	519,370	(b)
Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,053,479	(h)
Phillips 66
5.88%	05/01/42	424,000	456,430	(b)
Pioneer Natural Resources Co.
3.95%	07/15/22	894,000	896,163
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	600,000	753,000
7.39%	12/02/24	200,000	258,000	(b,h)

		Principal Amount	Fair Value

Pride International Inc.
6.88%	08/15/20	$950,000	$1,165,622	(h)
Prudential Financial Inc.
5.63%	05/12/41	475,000	485,098	(h)
5.80%	11/16/41	238,000	249,146	(h)
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	250,000	280,000	(b,h)
Range Resources Corp.
5.75%	06/01/21	843,000	880,935	(h)
Raytheon Co.
1.40%	12/15/14	942,000	955,746	(h)
Rio Tinto Finance USA PLC
3.50%	03/22/22	957,000	1,008,598	(h)
Roche Holdings Inc.
6.00%	03/01/19	1,649,000	2,051,099	(b,h)
Rowan Companies Inc.
4.88%	06/01/22	472,000	476,152	(h)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	400,000	405,000	(b)
6.00%	06/03/21	600,000	590,628	(b,h,i)
RZD Capital Ltd.
5.74%	04/03/17	200,000	213,486
Sempra Energy
2.30%	04/01/17	1,904,000	1,951,309	(h)
Simon Property Group LP (REIT)
2.15%	09/15/17	1,430,000	1,427,814	(h)
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200,000	201,237	(b)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	944,000	959,990	(b,h)
Symantec Corp.
2.75%	06/15/17	1,343,000	1,349,029	(h)
Target Corp.
4.00%	07/01/42	894,000	880,612
Texas Instruments Inc.
2.38%	05/16/16	1,507,000	1,584,692	(h)
Textron Inc.
6.20%	03/15/15	1,284,000	1,411,081	(h)
The ADT Corp.
2.25%	07/15/17	624,000	626,927	(b)
3.50%	07/15/22	891,000	893,990	(b)
4.88%	07/15/42	891,000	872,816	(b)
The AES Corp.
8.00%	10/15/17	669,000	760,988	(h)
The Coca-Cola Co.
3.30%	09/01/21	326,000	349,703
The Goldman Sachs Group Inc.
3.30%	05/03/15	1,002,000	1,001,862
5.75%	01/24/22	1,862,000	1,965,535
Time Warner Cable Inc.
5.50%	09/01/41	1,419,000	1,544,000	(h)
6.75%	07/01/18	1,288,000	1,569,020	(h)
Time Warner Inc.
3.15%	07/15/15	1,799,000	1,897,274	(h)
3.40%	06/15/22	471,000	474,958
4.90%	06/15/42	330,000	334,834

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

Total Capital International S.A.
1.55%	06/28/17	$2,226,000	$2,231,213
Toyota Motor Credit Corp.
1.75%	05/22/17	1,416,000	1,427,474	(h)
Transnet SOC Ltd.
4.50%	02/10/16	500,000	521,270	(b,h)
United Technologies Corp.
1.20%	06/01/15	472,000	477,493
1.80%	06/01/17	472,000	482,024	(h)
4.50%	06/01/42	708,000	777,671	(h)
Vail Resorts Inc.
6.50%	05/01/19	1,324,000	1,390,200	(h)
Valero Energy Corp.
6.63%	06/15/37	474,000	531,490	(h)
Verizon Communications Inc.
2.00%	11/01/16	2,350,000	2,404,837	(h)
Viacom Inc.
1.25%	02/27/15	662,000	663,648	(h)
2.50%	12/15/16	1,461,000	1,512,664	(h)
Visteon Corp.
6.75%	04/15/19	928,000	902,480	(h)
Vivendi S.A.
3.45%	01/12/18	1,425,000	1,395,441	(b,h)
Voto-Votorantim Ltd.
6.75%	04/05/21	168,000	183,120	(b,h)
Weatherford International Ltd.
4.50%	04/15/22	761,000	779,952	(h)
5.95%	04/15/42	713,000	750,008	(h)
Wells Fargo & Co.
1.50%	07/01/15	1,341,000	1,342,014
Willis Group Holdings PLC
4.13%	03/15/16	1,063,000	1,111,273	(h)
Woodside Finance Ltd.
4.50%	11/10/14	1,517,000	1,604,722	(b,h)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	751,275	839,218	(b,h)
			264,335,768

Non-Agency Collateralized Mortgage Obligations — 1.0%

Banc of America Merrill Lynch Commercial Mortgage Inc.
5.37%	09/10/47	1,350,000	1,509,457	(h,i)
5.63%	07/10/46	400,000	450,902	(h)
5.92%	02/10/51	717,000	825,352	(h,i)
6.39%	02/10/51	792,000	930,420	(h,i)
Banc of America Mortgage Securities Inc.
5.58%	02/25/36	18,657	149	(i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	1,800,000	1,960,254	(h,i)
5.57%	03/11/39	949,480	952,145	(h,i)
5.71%	04/12/38	1,050,000	1,122,433	(h,i)
5.91%	06/11/40	240,000	173,837	(h,i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	470,000	408,504
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	500,000	546,433	(h,i)

		Principal Amount	Fair Value

Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	$162,954	$3,564	(i)
Credit Suisse Mortgage Capital Certificates
5.60%	02/25/36	74,190	2,070	(i)
DBUBS Mortgage Trust
5.73%	11/10/46	1,060,000	814,681	(b,h,i)
Extended Stay America Trust
5.50%	11/05/27	1,050,000	1,059,765	(b,h)
Greenwich Capital Commercial Funding Corp.
5.44%	03/10/39	480,000	532,478
GS Mortgage Securities Corp II
3.55%	04/10/34	950,000	982,050	(b)
GS Mortgage Securities Corp. II
3.00%	08/10/44	950,000	1,001,540
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	900,000	918,911
5.04%	03/15/46	710,000	770,751	(i)
5.34%	08/12/37	390,000	428,472	(i)
5.44%	06/12/47	1,420,000	1,602,532
5.79%	02/12/51	1,610,000	1,861,147	(h,i)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	630,000	691,327
5.16%	02/15/31	860,000	958,012
MASTR Alternative Loans Trust
5.00%	08/25/18	18,242	1,716	(g,n)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	768,000	492,617	(i)
Morgan Stanley Capital I Inc.
5.16%	10/12/52	2,000,000	2,228,880	(i)
5.62%	12/12/49	377,786	378,372
5.82%	06/11/42	1,000,000	876,209	(i)
5.90%	10/15/42	1,072,000	743,863	(i)
5.99%	08/12/41	1,055,000	1,223,241	(i)
6.46%	01/11/43	910,000	1,003,070	(i)
Residential Funding Mortgage Securities I Inc.
5.75%	01/25/36	16,497	—	**
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	810,000	874,786	(i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	773,954	22,983
			28,352,923

Sovereign Bonds — 0.6%

Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	113,625	(b)
Eskom Holdings SOC Ltd.
5.75%	01/26/21	500,000	546,875	(b,h)
Gabonese Republic
8.20%	12/12/17	100,000	116,000

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Fair Value

Government of Argentina
2.50%	12/31/38	$128,860	$41,557	(h,j)
Government of Colombia
4.38%	07/12/21	300,000	336,900	(h)
7.38%	03/18/19	100,000	130,750	(h)
Government of Croatia
6.38%	03/24/21	300,000	293,613	(b)
Government of Dominican Republic
7.50%	05/06/21	300,000	319,500	(b,h)
Government of El Salvador
7.65%	06/15/35	280,000	295,120	(b,h)
Government of Ghana Republic
8.50%	10/04/17	300,000	332,250	(b)
Government of Hungary
4.75%	02/03/15	121,000	116,160
6.25%	01/29/20	492,000	479,449
7.63%	03/29/41	246,000	240,465
Government of Indonesia
3.75%	04/25/22	872,651	870,469	(b)
4.88%	05/05/21	300,000	327,000	(b)
5.25%	01/17/42	475,000	496,969	(b)
Government of Lebanon
4.00%	12/31/17	61,800	59,946
5.15%	11/12/18	173,000	170,838
6.10%	10/04/22	173,000	173,000
Government of Lithuania
6.13%	03/09/21	350,000	385,000	(b)
6.75%	01/15/15	200,000	216,000	(b,h)
7.38%	02/11/20	300,000	353,928	(b)
Government of Mexico
4.75%	03/08/44	1,156,000	1,245,590	(h)
5.75%	10/12/49	172,000	195,650	(h)
6.05%	01/11/40	130,000	167,700	(h)
Government of Namibia
5.50%	11/03/21	600,000	624,000	(b,h)
Government of Peru
6.55%	03/14/37	447,000	608,367	(h)
7.35%	07/21/25	100,000	140,500
Government of Philippines
4.00%	01/15/21	200,000	215,250
6.38%	01/15/32 — 10/23/34	800,000	1,018,750	(h)
Government of Poland
5.00%	03/23/22	500,000	545,750
6.38%	07/15/19	74,000	87,160
Government of Romania
6.75%	02/07/22	346,000	360,705	(b,h)
Government of Serbia Republic
7.25%	09/28/21	300,000	308,250	(b,h)
Government of South Africa
6.25%	03/08/41	100,000	126,500	(h)
Government of Sri Lanka
7.40%	01/22/15	100,000	107,000	(b,h)
8.25%	10/24/12	100,000	101,250
Government of Turkey
5.13%	03/25/22	400,000	416,500	(h)
5.63%	03/30/21	160,000	174,600	(h)
6.88%	03/17/36	168,000	197,232	(h)
Government of Ukraine
6.25%	06/17/16	172,000	153,940	(b,h)

		Principal Amount	Fair Value

Government of Uruguay
6.88%	09/28/25	$381,075	$501,114	(h)
Government of Venezuela
10.75%	09/19/13	332,000	341,960
Government of Vietnam
1.56%	03/12/16	58,435	52,985	(i)
Province of Manitoba Canada
4.90%	12/06/16	165,000	192,793	(h)
Russian Foreign Bond — Eurobond
3.25%	04/04/17	800,000	804,992	(b,h)
5.00%	04/29/20	300,000	326,250	(b,h)
7.50%	03/31/30	135,511	162,694	(j)
			15,592,896

Municipal Bonds and Notes — 0.2%

American Municipal Power Inc.
6.27%	02/15/50	655,000	753,656	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	474,000	549,935
New Jersey State Turnpike Authority
7.10%	01/01/41	495,000	697,886
7.41%	01/01/40	200,000	291,530
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	711,927	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	495,000	699,747	(h)
State of California
5.70%	11/01/21	705,000	802,635
			4,507,316

FNMA — 0.0%*

Lehman TBA
5.50%	TBA	620,251	—	**(c,l,0)

Total Bonds and Notes (Cost $731,642,603)			749,577,766
		Number of Shares	Fair Value
Exchange Traded Funds — 2.7%
Financial Select Sector SPDR Fund		156,417	$2,286,816	(m)
Industrial Select Sector SPDR Fund		248,928	8,879,262	(m)
Vanguard MSCI Emerging Markets Fund		1,528,143	61,049,313

Total Exchange Traded Funds (Cost $75,974,736)			72,215,391

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Number of Shares	Fair Value
Other Investments — 0.2%
GEI Investment Fund (Cost $4,147,009)			$4,478,770	(k)

Total Investments in Securities (Cost $2,235,113,703)			2,363,344,332
Short-Term Investments — 17.3%

Short-Term Investments — 15.1%

GE Institutional Money Market Fund — Investment Class			409,857,965	(d,k)
0.04%
		Principal Amount	Fair Value

Time Deposit — 0.0%*

State Street Corp.
0.01%	07/02/12	$707,572	$707,572	(e)

Federal Agencies — 2.2%

Federal Home Loan Bank Discount Notes
0.09%	08/22/12 — 10/04/12	33,000,000	32,994,895	(d)
Federal Home Loan Mortgage Corp. Discount Notes
0.10%	07/23/12	11,000,000	10,999,703	(d)
Federal National Mortgage Assoc. Discount Notes
0.10%	08/27/12	15,000,000	14,998,275	(d)
			58,992,873

Total Short-Term Investments (Cost $469,554,926)			469,558,410

Total Investments (Cost $2,704,668,629)			2,832,902,742

Liabilities in Excess of Other Assets, net — (4.6)%			(124,912,116)

NET ASSETS — 100.0%			$2,707,990,626

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	September 2012	123	$3,519,901	$186,161
FTSE 100 Index Futures	September 2012	36	3,118,518	49,581
S&P Midcap 400 Emini Index Futures	September 2012	974	91,507,300	2,266,314
S&P 500 Emini Index Futures	September 2012	303	20,549,460	846,241
Topix Index Futures	September 2012	16	1,542,048	87,106
2 Yr. U.S.Treasury Notes Futures	September 2012	227	49,982,563	(23,425)
5 Yr. U.S.Treasury Notes Futures	September 2012	1549	192,027,594	38,432
30 Yr. U.S.Treasury Bonds Futures	September 2012	96	14,205,000	(65,748)

				$3,384,662

The Fund had the following short futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra long U.S.Treasury Bond Futures	September 2012	171	$(28,530,281)	$(407,142)
10 Yr. U.S.Treasury Notes Futures	September 2012	949	(126,572,875)	(285,977)

				$(693,119)

				$2,691,543

At June 30, 2012, the Fund had the following forward foreign currency exchange contracts (Unaudited):

Description	Unrealized Appreciation
Sold 47,500,000 EURO; Purchased $62,741,828 for settlement on 09/19/2012	$2,417,434
Sold 20,800,000 GBP; Purchased $33,648,576 for settlement on 09/19/2012	1,031,509
Sold 1,999,999,966 Japanese yen; Purchased $25,379,744 for settlement on 12/12/2012	252,625

$3,701,568

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

The Fund was invested in the following Countries at June 30, 2012 (Unaudited):

Country	Percentage (based on Fair Value)
United States	79.95%
United Kingdom	4.52%
Japan	2.59%
Germany	2.03%
Switzerland	1.67%
France	1.49%
China	0.94%
Canada	0.68%
South Korea	0.66%
Sweden	0.53%
Netherlands	0.43%
Taiwan	0.42%
Australia	0.39%
Hong Kong	0.39%
Brazil	0.37%
Italy	0.31%
Singapore	0.28%
Mexico	0.28%
Ireland	0.24%
Supranational	0.23%
Russian Federation	0.21%
Belgium	0.18%
India	0.14%
Indonesia	0.13%
South Africa	0.12%
Philippines	0.10%
Chile	0.10%
Malaysia	0.08%
Turkey	0.07%
Peru	0.05%
Colombia	0.04%
Lithuania	0.03%
Hungary	0.03%
Kazakhstan	0.03%
Norway	0.02%
Poland	0.02%
Namibia	0.02%
Uruguay	0.02%
Panama	0.02%
Trinidad and Tobago	0.02%
Thailand	0.02%
Lebanon	0.01%
Romania	0.01%
Ukraine	0.01%
Venezuela	0.01%
Ghana	0.01%
United Arab Emirates	0.01%
Dominican Republic	0.01%
Serbia	0.01%
Costa Rica	0.01%
El Salvador	0.01%

Country	Percentage (based on Fair Value)
Croatia	0.01%
Qatar	0.01%
Barbados	0.01%
Sri Lanka	0.01%
Jamaica	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2012 (Unaudited):

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.20%	1.56%	2.76%
Integrated Oil & Gas	1.29%	1.41%	2.70%
Exchange Traded Funds	2.55%	0.00%	2.55%
Pharmaceuticals	1.71%	0.78%	2.49%
Communications Equipment	1.65%	0.16%	1.81%
Computer Hardware	1.78%	0.00%	1.78%
Semiconductors	0.87%	0.76%	1.63%
Systems Software	1.59%	0.00%	1.59%
Data Processing & Outsourced Services	1.47%	0.00%	1.47%
Internet Software & Services	0.64%	0.68%	1.32%
Industrial Machinery	0.54%	0.77%	1.31%
Soft Drinks	1.26%	0.00%	1.26%
Packaged Foods & Meats	0.57%	0.67%	1.24%
Asset Management & Custody Banks	1.23%	0.00%	1.23%
Healthcare Services	0.90%	0.30%	1.20%
Life & Health Insurance	0.34%	0.82%	1.16%
Healthcare Equipment	1.05%	0.00%	1.05%
Specialized REITs	1.03%	0.00%	1.03%
Cable & Satellite	1.02%	0.00%	1.02%
Biotechnology	0.85%	0.09%	0.94%
Fertilizers & Agricultural Chemicals	0.37%	0.57%	0.94%
Household Products	0.37%	0.53%	0.90%
Automobile Manufacturers	0.07%	0.82%	0.89%
Oil & Gas Equipment & Services	0.83%	0.02%	0.85%
Air Freight & Logistics	0.84%	0.00%	0.84%
Home Improvement Retail	0.84%	0.00%	0.84%
Aerospace & Defense	0.51%	0.29%	0.80%
IT Consulting & Other Services	0.66%	0.14%	0.80%
Diversified Metals & Mining	0.15%	0.55%	0.70%
Movies & Entertainment	0.70%	0.00%	0.70%
Wireless Telecommunication Services	0.00%	0.64%	0.64%
Application Software	0.27%	0.32%	0.59%
Integrated Telecommunication Services	0.55%	0.00%	0.55%
Specialized Finance	0.55%	0.00%	0.55%
Oil & Gas Exploration & Production	0.42%	0.09%	0.51%
Industrial Gases	0.13%	0.36%	0.49%
Multi-Line Insurance	0.17%	0.31%	0.48%
Distillers & Vintners	0.00%	0.47%	0.47%

See Notes to Schedule of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Industry	Domestic	Foreign	Total
Retail REITs	0.47%	0.00%	0.47%
Advertising	0.28%	0.18%	0.46%
Multi-Utilities	0.17%	0.29%	0.46%
Electric Utilities	0.38%	0.07%	0.45%
Tobacco	0.43%	0.02%	0.45%
Apparel, Accessories & Luxury Goods	0.01%	0.43%	0.44%
Broadcasting	0.42%	0.00%	0.42%
Agricultural Products	0.37%	0.00%	0.37%
Construction & Farm Machinery & Heavy Trucks	0.21%	0.14%	0.35%
Diversified Support Services	0.02%	0.32%	0.34%
Property & Casualty Insurance	0.33%	0.00%	0.33%
Consumer Finance	0.32%	0.00%	0.32%
Regional Banks	0.19%	0.13%	0.32%
Diversified Real Estate Activities	0.00%	0.31%	0.31%
Independent Power Producers & Energy Traders	0.31%	0.00%	0.31%
Office REITs	0.31%	0.00%	0.31%
Restaurants	0.31%	0.00%	0.31%
Healthcare Supplies	0.00%	0.29%	0.29%
Life Sciences Tools & Services	0.26%	0.02%	0.28%
Diversified Chemicals	0.27%	0.00%	0.27%
Residential REITs	0.27%	0.00%	0.27%
Investment Banking & Brokerage	0.24%	0.00%	0.24%
Home Furnishing Retail	0.23%	0.00%	0.23%
Construction & Engineering	0.02%	0.20%	0.22%
Casinos & Gaming	0.18%	0.03%	0.21%
Steel	0.16%	0.05%	0.21%
Human Resource & Employment Services	0.00%	0.20%	0.20%
Railroads	0.20%	0.00%	0.20%
Brewers	0.00%	0.19%	0.19%
Specialty Stores	0.18%	0.00%	0.18%
Electrical Components & Equipment	0.15%	0.02%	0.17%
Trading Companies & Distributors	0.03%	0.14%	0.17%
Department Stores	0.15%	0.01%	0.16%
Diversified Capital Markets	0.00%	0.16%	0.16%
Drug Retail	0.15%	0.01%	0.16%
Construction Materials	0.00%	0.15%	0.15%
Internet Retail	0.15%	0.00%	0.15%
Distributors	0.14%	0.00%	0.14%
General Merchandise Stores	0.14%	0.00%	0.14%
Electronic Equipment & Instruments	0.00%	0.12%	0.12%
Oil & Gas Storage & Transportation	0.12%	0.00%	0.12%
Real Estate Services	0.12%	0.00%	0.12%
Industrial Conglomerates	0.00%	0.11%	0.11%
Research & Consulting Services	0.11%	0.00%	0.11%
Insurance Brokers	0.10%	0.00%	0.10%
Healthcare Facilities	0.09%	0.00%	0.09%
Food Retail	0.00%	0.08%	0.08%
Heavy Electrical Equipment	0.00%	0.08%	0.08%
Managed Healthcare	0.07%	0.01%	0.08%
Oil & Gas Refining & Marketing	0.07%	0.00%	0.07%

Industry	Domestic	Foreign	Total
Reinsurance	0.07%	0.00%	0.07%
Water Utilities	0.07%	0.00%	0.07%
Diversified REITs	0.06%	0.00%	0.06%
Home Building	0.06%	0.00%	0.06%
Industrial REITs	0.06%	0.00%	0.06%
Office Electronics	0.02%	0.04%	0.06%
Apparel Retail	0.05%	0.00%	0.05%
Housewares & Specialties	0.04%	0.00%	0.04%
Trucking	0.04%	0.00%	0.04%
Electronic Manufacturing Services	0.00%	0.03%	0.03%
Paper Packaging	0.03%	0.00%	0.03%
Diversified Banks	0.00%	0.02%	0.02%
Footwear	0.02%	0.00%	0.02%
Healthcare Distributors	0.02%	0.00%	0.02%
Oil & Gas Drilling	0.02%	0.00%	0.02%
Real Estate Operating Companies	0.00%	0.02%	0.02%
Semiconductor Equipment	0.02%	0.00%	0.02%
Specialty Chemicals	0.02%	0.00%	0.02%
Thrifts & Mortgage Finance	0.00%	0.02%	0.02%
Commodity Chemicals	0.00%	0.01%	0.01%
Electronic Components	0.00%	0.01%	0.01%
Food Distributors	0.01%	0.00%	0.01%
Healthcare Technology	0.01%	0.00%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Hotels, Resorts & Cruise Lines	0.01%	0.00%	0.01%
Household Appliances	0.00%	0.01%	0.01%
Hypermarkets & Super Centers	0.00%	0.01%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Office Services & Supplies	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%

			56.81%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	10.55%
Corporate Notes	9.33%
U.S. Treasuries	4.21%
Non-Agency Collateralized Mortgage Obligations	1.00%
Sovereign Bonds	0.73%
Asset Backed	0.24%
Agency Collateralized Mortgage Obligations	0.23%
Municipal Bonds and Notes	0.16%

26.45%

Short Term and Other Investments
Short-Term	16.58%
Other Investments	0.16%

16.74%

100.00%

See Notes to Schedule of Investments and Notes to Financial Statements.

Notes to Schedules of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to $67,023,621 or 2.48% of the net assets of the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(h)	At June 30, 2012 , all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or Floating rate security. The stated rate represents the rate at June 30, 2012.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GE Investment Fund and the GE Institutional Money Market Fund. The GE Investment Fund has been determined to be illiquid using procedures established by the Board of Directors.

(l)	Securities in default

(m)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(o)	Fair valued security.

*	Less than 0.05%.

**	Amount is less than $ 0.50.

†	Percentages are based on net assets as of June 30, 2012 .

††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poors Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 1
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08(d)		12/31/07
Inception date	—		—		—		—		—		7/1/85
Net asset value, beginning of period	$15.66		$16.42		$15.18		$12.75		$18.61		$17.69
Income/(loss) from investment operations:
Net investment income	$0.15		0.31		0.23	**	0.20	**	0.35	**	0.35
Net realized and unrealized gains/(losses) on investments	0.81		(0.78)		1.23		2.45		(5.80)		1.71
Total income/(loss) from investment operations	0.96		(0.47)		1.46		2.65		(5.45)		2.06
Less distributions from:
Net investment income	—		0.29		0.22		0.19		0.34		0.35
Net realized gains	—		—		—		—		0.07		0.79
Return of capital	—		—		—		0.03		—		—
Total distributions	—		0.29		0.22		0.22		0.41		1.14
Net asset value, end of period	$16.62		$15.66		$16.42		$15.18		$12.75		$18.61
TOTAL RETURN(a)	6.13%		(2.85)%		9.64%		20.81%		(29.28)%		11.68%	(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,012,721		$1,006,391		$1,152,587		$1,131,038		$989,975		$1,525,002
Ratios to average net assets:
Net investment income	1.63%		1.67%		1.51%		1.47%		2.16%		2.20%
Net Expenses	0.74%	(b)	0.74%	(b)(c)	0.69%	(b)(c)	0.67%	(b)(c)	0.51%	(b)(c)	0.52%	(c)
Gross Expenses	0.74%		0.76%		0.73%		0.70%		0.55%		0.56%
Portfolio turnover rate	94%		195%		148%		174%		203%		176%

	CLASS 3
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08(d)		12/31/07
Inception date			—		—		—		—		5/1/06
Net asset value, beginning of period	$15.62		$16.38		$15.15		$12.73		$18.59		$17.69
Income/(loss) from investment operations:
Net investment income	$0.11		0.24		0.19	**	0.17	**	0.34	**	0.35
Net realized and unrealized gains/(losses) on investments	0.83		(0.75)		1.23		2.45		(5.80)		1.69
Total income/(loss) from investment operations	0.94		(0.51)		1.42		2.62		(5.46)		2.04
Less distributions from:
Net investment income	—		0.25		0.19		0.17		0.33		0.35
Net realized gains	—		—		—		—		0.07		0.79
Return of capital	—		—		—		0.03		—		—
Total distributions	—		0.25		0.19		0.20		0.40		1.14
Net asset value, end of period	$16.56		$15.62		$16.38		$15.15		$12.73		$18.59
TOTAL RETURN(a)	6.02%		(3.10)%		9.37%		20.57%		(29.37)%		11.56%	(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,695,270		$1,624,263		$1,691,910		$1,421,191		$1,110,117		$1,173,708
Ratios to average net assets:
Net investment income	1.38%		1.42%		1.26%		1.26%		2.05%		2.04%
Net Expenses	0.99%	(b)	0.99%	(b)(c)	0.94%	(b)(c)	0.87%	(b)(c)	0.61%	(b)(c)	0.61%	(c)
Gross Expenses	0.99%		1.01%		0.98%		0.91%		0.65%		0.65%
Portfolio turnover rate	94%		195%		148%		174%		203%		176%

The accompanying Notes are an integral part of these financial statements.

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund or, prior to 2011, in another affiliated money market fund formerly managed by GEAM.
(c)	Reflects GEAM’s contractual arrangement with the Fund to waive management fees or limit operating expenses. The most recent arrangement expired on April 30, 2011.
(d)	Less than $0.01 per share of the distribution paid was from return of capital.
*	Unaudited.
**	Per share values have been calculated using the average share method.

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $2,230,966,694)	$2,358,865,562
Investments in affiliated securities, at Fair Value (cost $4,147,009)	4,478,770
Short-Term Investments at Fair Value (cost $59,696,961)	59,700,445
Short-Term affiliated investments (at amortized cost)	409,857,965
Restricted Cash	637,395
Foreign cash (cost $416,252)	418,179
Receivable for investments sold	32,206,277
Income receivables	7,077,744
Receivable for fund shares sold	580,751
Variation margin receivable	3,848,272
Unrealized appreciation on foreign currency forward exchange contracts	3,701,568
Total assets	2,881,372,928

LIABILITIES
Payable for investments purchased	170,735,506
Payable for Fund shares redeemed	719,501
Payable to GEAM	1,054,499
Accrued other expenses	872,129
Other Liabilities	667
Total liabilities	173,382,302
NET ASSETS	$2,707,990,626

NET ASSETS CONSIST OF :
Capital paid in	2,733,624,515
Undistributed net investment income	20,785,257
Accumulated net realized loss	(181,035,030)
Net unrealized appreciation/(depreciation) on:
Investments	128,234,113
Futures	2,691,543
Foreign currency related transactions	3,690,228
NET ASSETS	$2,707,990,626

Class 1:

Net Assets	1,012,710,722
Shares outstanding( $0.01 par value; unlimited shares authorized)	60,928,436
Net asset value per share	$16.62

Class 3

Net Assets	1,695,269,904
Shares outstanding( $0.01 par value; unlimited shares authorized)	102,374,242
Net asset value per share	$16.56

The accompanying Notes are an integral part of these financial statements.

Statement of Operations For the period ending June 30, 2012	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$20,989,486
Interest	12,117,404
Interest from affiliated investments	60,766
Less: Foreign taxes withheld	(965,634)
Total Income	32,202,022

Expenses:
Advisory and administration fees	6,832,559
Distributors Fees
Class 1	1,030,760
Class 3	3,803,610
Director’s fees	64,161
Custody and accounting expenses	332,656
Professional fees	63,409
Other expenses	121,278
Total expenses before waiver and reimbursement	12,248,433
Less: Expenses waived or borne by the adviser	(130,943)
Net expenses	12,117,490
Net investment income	20,084,532

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	47,760,594
Futures	(4,815,900)
Foreign currency transactions	(293,004)

Increase in unrealized appreciation on:
Investments	89,120,394
Futures	4,137,640
Foreign currency transactions	3,924,954
Net realized and unrealized gain on investments	139,834,678
Net increase in net assets resulting from operations	$159,919,210

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Six months ended June 30, 2012 *	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investments income	$20,084,532	$42,442,285
Net realized gain on investments, futures and foreign currency transactions	42,651,690	101,996,846
Net increase (decrease) in unrealized appreciation / (depreciation) on investments, futures and foreign currency transactions	97,182,988	(225,582,850)
Net increase (decrease) from operations	159,919,210	(81,143,719)
Distributions to shareholders from :
Net investment income
Class 1	—	(18,364,052)
Class 3	—	(25,662,167)
Total distributions	—	(44,026,219)
Increase (decrease) in net assets from operations and distributions	159,919,210	(125,169,938)
Share transactions :
Proceeds from sale of shares
Class 1	2,616,396	2,754,427
Class 2	—	1,631,262
Class 3	74,664,544	159,668,664
Value of distributions reinvested
Class 1	—	18,364,052
Class 3	—	25,662,167
Cost of shares redeemed
Class 1	(58,176,579)	(119,192,713)
Class 2	—	(26,443,050)
Class 3	(101,687,151)	(175,162,061)
Net decrease from share transactions	(82,582,790)	(112,717,252)
Total increase (decrease) in net assets	77,336,420	(237,887,190)

NET ASSETS
Beginning of period	2,630,654,206	2,868,541,396
End of period	$2,707,990,626	$2,630,654,206
Undistributed net investment income, end of period	$20,785,257	$700,725

*	(Unaudited)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) Changes in Fund Shares
	Six Months Ended June 30, 2012*	Year Ended December 31, 2011
CHANGES IN FUND SHARES

Class 1
Shares sold	158,411	170,771
Issued for distributions reinvested	—	1,180,968
Shares redeemed	(3,511,419)	(7,281,539)
Net decrease in Fund Shares	(3,353,008)	(5,929,800)

Class 3
Shares sold	4,527,823	9,748,413
Issued for distributions reinvested	—	1,654,556
Shares redeemed	(6,159,260)	(10,716,890)
Net increase (decrease) in Fund Shares	(1,631,437)	686,079

*	(Unaudited)

The accompanying Notes are an integral part of these financial statements.

Notes to Financial Statements	June 30, 2012 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, Total Return Fund (the “Fund”), Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer every class of the Fund’s shares.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed-income investments.

Notes to Financial Statements	June 30, 2012 (Unaudited)

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, gaining market exposure for accumulating and residual cash positions, for duration management, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Investments in Foreign Markets Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

Notes to Financial Statements	June 30, 2012 (Unaudited)

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources,

Notes to Financial Statements	June 30, 2012 (Unaudited)

including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service uses other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings, and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps,

Notes to Financial Statements	June 30, 2012 (Unaudited)

cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
Domestic Equity	$1,054,559,128	$—	$—	$1,054,559,128
Foreign Equity	62,131,724	409,777,527	—	471,909,251
U.S. Treasuries	—	119,333,915	—	119,333,915
Agency Mortgage Backed	—	298,956,094	—	298,956,094
Agency CMOs	—	6,453,147	—	6,453,147
Asset Backed	—	6,922,647	—	6,922,647
Corporate Notes	—	264,335,768	—	264,335,768
Non-Agency CMOs	—	28,352,923	—	28,352,923
Sovereign Bonds	—	20,715,956	—	20,715,956
Municipal Notes and Bonds	—	4,507,316	—	4,507,316
Exchange Traded Funds	72,215,391	—	—	72,215,391
Preferred Stock	3,204,624	7,399,402	—	10,604,026
Other Investments	—	4,478,770	—	4,478,770
Short-Term Investments	409,857,965	59,700,445	—	469,558,410

Total Investments in Securities	$1,601,968,832	$1,230,933,910	$—	$2,832,902,742

Other Financial Instruments *
Futures Contracts — Unrealized Appreciation	$3,473,835	$—	$—	$3,473,835
Futures Contracts — Unrealized Depreciation	(782,292)	—	—	(782,292)
Foreign Currency Forward Exchange Contracts — Unrealized Appreciation	3,701,568	—	—	3,701,568

Total Other Financial Instruments	$6,393,111	$—	$—	$6,393,111

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts and foreign currency forward exchange contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Fund utilized the fair value pricing service on June 30, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the end of the period which were classified as Level 1 at December 31, 2011. The value of securities that were transferred to Level 2 from Level 1 as a result was $360,882,990.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Notes to Financial Statements	June 30, 2012 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2012.

	Asset Derivatives June 30, 2012			Liability Derivatives June 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Interest Rate Contracts	Assets, Net Assets - Net Unrealized Appreciation/(Depreciation) on Futures	38,432	*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	(782,292)	*
Equity Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	3,435,403	*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Futures	—
Foreign Currency Forward Exchange Contracts	Assets, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Foreign Currency Forward Exchange	3,701,568,	*	Liabilities, Net Assets - Net Unrealized Appreciation/ (Depreciation) on Foreign Currency Forward Exchange	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts and foreign currency forward exchange contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin for futures contracts is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Total Notional Amount of Futures/Foreign Currency Forward Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	306,527,853/ (200,271,394)	1,023,412	3,261,282
Interest Rate Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	1,237,960,130/ (1,123,436,615)	(5,839,312)	876,358
Foreign Currency Forward Exchange Contracts	Assets, Net Assets – Net Unrealized Appreciation/ (Depreciation) on Foreign Currency Forward Exchange	0/(121,770,148)	(293,004)	3,701,568

Notes to Financial Statements	June 30, 2012 (Unaudited)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2012.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on average daily net assets of the Fund at an annualized rate of 0.50%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund.

From May 1, 2010 through April 30, 2011, GEAM entered into a contractual arrangement with the Company to limit other expenses of each share class of the Fund (excluding applicable investor Service Plan fee of 0.20%) at or below 0.03% on an annualized basis. This arrangement was terminated on April 30, 2011. Expenses borne by GEAM pursuant to the expense limitation agreement may be recouped by GEAM for up to three years from the date the expense was incurred. A reimbursement will not be made if it would cause the total operating expenses of Class 1 Shares and Class 3 Shares to exceed 0.80% and 1.05% of average net assets, respectively, for the fiscal year in which the recoupment is made.

Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Total Return Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to each such class shares.

Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Total Return Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under each 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may compensate GE Investment Distributors, Inc. (GEID), the distributor of the shares of the Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan may not exceed 0.25% for Class 3 shares, of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its

Notes to Financial Statements	June 30, 2012 (Unaudited)

affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with GEAM, a portion of the assets of the Total Return Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C. (“Palisade”); and (ii) Urdang Securities Management, Inc. (“Urdang”). GEAM is responsible for allocating the Fund’s assets among the sub-advisers at its discretion (Allocated Assets), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of GEAM and the Board.

For their services, GEAM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that they manage.

8.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2012, were as follows:

U.S. Government Securities
Purchases	Sales
$1,467,732,206	$1,456,219,873

Other Securities
Purchases	Sales
$888,318,945	$1,174,037,208

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2008, 2009, 2010, and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2012, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax
	Appreciation	Depreciation	Net Tax Appreciation
$2,745,321,292	$187,477,693	$(99,896,243)	$87,581,450

As of December 31, 2011, the Fund has capital loss carryovers, as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$181,807,461	$—	12/31/2017

These amounts will be available to offset future taxable capital gains. [Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain

Notes to Financial Statements	June 30, 2012 (Unaudited)

their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.]

During the year ended December 31, 2011, the Fund utilized $87,839,961 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2011 as follows:

Capital	Ordinary
$3,550,670	$—

The tax composition of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2011	$44,026,219	$—	$44,026,219
2010	35,022,799	—	35,022,799

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized and unrealized gains and losses on foreign currency transactions, paydown gains and losses on mortgage-backed securities, investments organized as partnerships for tax purposes, losses deferred due to offsetting positions, distributions from Real Estate Investment Trusts (REITs) and other equity investments, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2011 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$2,720,265	$(2,468,570)	$(251,695)

10.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Mid-Cap Equity Fund and the Money Market Fund were liquidated. These funds ceased operations and are no longer offered for investment.

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer.

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Money Market Fund

Semi-Annual Report

June 30, 2012

GE Investments Funds, Inc.

Money Market Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Money Market Fund†	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Money Market Fund (the “Fund”) assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks its investment objective by investing primarily in short-term, U.S. dollar-denominated money market instruments.

Sector Allocation

as a % of Fair Value of $208,756 (in thousands) on June 30, 2012 (a)

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

†	As of August 3, 2012, the assets of the Fund were liquidated. The Fund ceased operations and is no longer offered for investment.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Money Market Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in shares of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 - June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return*	1,000.00	1,000.00	0.85
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,024.02	0.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17% (for the period January 1, 2012—June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Money Market Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Money Market Fund

		Principal Amount	Amortized Cost
Short-Term Investments — 101.6% †

U.S. Treasuries — 16.3%

United States Treasury Bills
0.12%	08/23/12	$4,300,000	$4,299,240	(a)
0.15%	09/13/12	2,850,000	2,849,121	(a)

United States Treasury Notes
0.38%	08/31/12	3,000,000	3,001,103
0.50%	11/30/12	5,750,000	5,758,168
0.63%	06/30/12 - 07/31/12	15,250,000	15,253,101
1.38%	09/15/12	2,300,000	2,305,767
			33,466,500

U.S. Government Agency Obligations — 31.4%

Fannie Mae Discount Notes
0.08%	07/19/12	7,300,000	7,299,708	(a)

Federal Home Loan Bank Discount Notes
0.09%	08/03/12	12,450,000	12,448,631	(a)
0.11%	07/05/12 - 07/18/12	16,000,000	15,999,574	(a)

Federal Home Loan Mortgage Corp
1.13%	07/27/12	2,850,000	2,852,026	(c)

Federal National Mortgage Association
0.24%	07/26/12	6,500,000	6,500,640	(c)
0.27%	10/18/12	1,800,000	1,800,822	(c)

Freddie Mac Discount Notes
0.08%	08/07/12	4,850,000	4,849,601	(a)
0.09%	07/23/12	2,650,000	2,649,862	(a)
0.11%	07/09/12 - 07/13/12	4,900,000	4,899,846	(a)
0.12%	08/14/12	2,900,000	2,899,575	(a)
0.13%	08/01/12	2,300,000	2,299,743	(a)
			64,500,028

Commercial Paper — 7.8%

HSBC Bank PLC
0.31%	09/24/12	5,200,000	5,200,000	(c)

John Deere Capital Corp
0.14%	07/19/12	3,100,000	3,099,783	(a)

Novartis AG
0.18%	07/09/12	2,800,000	2,799,888	(a)

The Procter & Gamble Co.
0.10%	07/06/12	2,000,000	1,999,972	(a)
0.12%	07/11/12	2,850,000	2,849,905	(a)
			15,949,548

		Principal Amount	Amortized Cost

Repurchase Agreements — 30.7%

Barclays Capital Inc. U.S. Treasury Repo 0.15% dated 06/30/12, to be repurchased at $20,000,250 on 07/01/12 collateralized by $20,400,075 U.S. Treasury Bond, 0.88% maturing on 02/28/17. 07/02/12		$20,000,000	$20,000,000

Deutsche Bank Securities, Inc. Gov Agcy Repo 0.15% dated 06/30/12, to be repurchased at $4,500,056 on 07/01/12 collateralized by $4,590,081 U.S. Government Agency Bond, 0.50% maturing on 8/09/13. 07/02/12		4,500,000	4,500,000

Goldman Sachs & Co. Gov Agcy Repo 0.14% dated 06/30/12, to be repurchased at $11,400,133 on 07/01/12 collateralized by $11,628,146 U.S. Government Agency Bond, 1.38% maturing on 02/25/14. 07/02/12		11,400,000	11,400,000

HSBC Securities (USA) Inc. Gov Agcy Repo 0.13% dated 06/30/12, to be repurchased at $15,830,000 on 07/01/12 collateralized by $16,147,328 U.S. Government Agency Bond, 0.18% & 1.42% maturing on 0/10/13 & 03/28/14 respectively. 07/02/12		15,830,000	15,830,000

J.P. Morgan Securities LLC U.S. Treasury Repo 0.13% dated 06/30/12, to be repurchased at $11,300,000 on 07/01/12 collateralized by $11,528,843 U.S. Treasury Bond, 1.38% maturing on 02/28/19. 07/02/12		11,300,000	11,300,000
			63,030,000

Certificate of Deposit — 10.9%

Bank of Montreal/Chicago Il
0.40%	09/26/12	2,800,000	2,800,000	(c)

Bank of Nova Scotia
0.18%	07/13/12	4,250,000	4,250,000

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Money Market Fund

Schedule of Investments	June 30, 2012 (Unaudited)

		Principal Amount	Amortized Cost

Barclays PLC
0.20%	07/18/12	$3,400,000	$3,400,000

National Australia Bank /New York
0.30%	10/29/12	4,250,000	4,250,000	(c)

Royal Bank of Canada/New York
0.46%	04/10/13	2,800,000	2,800,000	(c)

Svenska Handelsbanken AB
0.27%	07/10/12	5,000,000	5,000,000
			22,500,000

Corporates — 4.4%

Inter-American Development Bank Discount Notes
0.11%	07/03/12	5,100,000	5,099,969	(a)

International Bank for Reconstruction & Development
0.80%	07/13/12	4,050,000	4,050,844
			9,150,813

		Principal Amount	Amortized Cost

Time Deposit — 0.1%

State Street Corp
0.13%	07/02/12	$158,821	$158,821	(b)

Total Short-Term Investments (Cost $208,755,710)			208,755,710

Liabilities in Excess of Other Assets, net — (1.6)%			(3,245,411)

NET ASSETS — 100.0%			$205,510,299

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Notes to Schedule of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Coupon amount represents effective yield.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012.

†	Percentages are based on net assets as of June 30, 2012.

5

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	6/30/12†		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07
Inception date	—		—		—		—		—	7/1/85
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (Loss) from investment operations:
Net investment income	—		—		—		—		0.02	0.05
Net realized and unrealized gains (losses) on investments	0.00	**	0.00	**	0.00	**	—		—	—
Total income (loss) from investment operations	—		0.00	**	0.00	**	—		0.02	0.05
Less distributions from:
Net investment income	—		—		—		—		0.02	0.05
Net realized gains	—		—		—		—		—	—
Total distributions	—		—		—		—		0.02	0.05
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
TOTAL RETURN (a)	0.00%		0.00%		0.00%		0.27%		2.24%	4.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$205,510		$228,063		$266,442		$326,072		$547,554	$340,690
Ratios to average net assets:
Net investment income	0.00%		0.00%		0.00%		0.32%		2.15%	4.81%
Net expenses	0.17%	*	0.23%	*	0.28%	*	0.43%	*	0.45%	0.48%
Gross expenses	0.53%		0.54%		0.53%		0.47%		0.45%	0.48%
Portfolio turnover rate	—		—		—		—		—	—

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
*	GE Asset Management has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.00%.
**	Less than 0.005.
†	Unaudited

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Short-term Investments at amortized cost	$145,725,710
Repurchase agreements	63,030,000
Income receivables	97,062
Receivable for fund shares sold	755
Other assets	6,772
Total assets	208,860,299

LIABILITIES
Payable for fund shares redeemed	3,278,871
Payable to GEAM	12,921
Accrued other expenses	58,208
Total liabilities	3,350,000
NET ASSETS	$205,510,299

NET ASSETS CONSIST OF :
Capital paid in	205,657,707
Accumulated net realized loss	(147,408)
NET ASSETS	$205,510,299

Shares outstanding ($0.01 par value; unlimited shares authorized)	205,686,693

Net asset value per share	$1.00

The accompanying Notes are an integral part of these financial statements.

7

Statement of Operations For the period ending June 30, 2012	(Unaudited)

INVESTMENT INCOME
Income:
Interest	$177,264
Total Income	177,264

Expenses:
Advisory and administrative fees	498,083
Transfer agent fees	20
Director’s fees	5,051
Custody and accounting expenses	31,517
Professional fees	8,458
Other expenses	20,556
Total expenses before waiver and reimbursement	563,685
Less: Expenses reimbursed by the adviser	(386,421)
Net expenses	177,264
Net investment income (loss)	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss on:
Investments	(377)

Increase in unrealized appreciation on:
Investments	128,611
Net realized and unrealized gain on investments	128,234
Net increase in net assets resulting from operations	$128,234

The accompanying Notes are an integral part of these financial statements.

8

Statement of Changes in Net Assets
	Six Months Ended June 30, 2012*	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$—	$—
Net realized gain (loss) on investments	(377)	1,031
Net decrease in unrealized appreciation/(depreciation) on investments	128,611	(128,611)
Net increase (decrease) from operations	128,234	(127,580)
Distributions to shareholders from :
Net investment income (loss)	—	—
Total distributions	—	—
Increase (decrease) in net assets from operations and distributions	128,234	(127,580)
Share transactions :
Proceeds from sale of shares	54,104,999	147,202,691
Value of distributions reinvested	—	—
Cost of shares redeemed	(76,786,221)	(185,453,623)
Net decrease from share transactions	(22,681,222)	(38,250,932)
Total decrease in net assets	(22,552,988)	(38,378,512)

NET ASSETS
Beginning of period	228,063,287	266,441,799
End of period	$205,510,299	$228,063,287
Undistributed (distribution in excess of) net investment income, end of period	$—	$—

CHANGES IN FUND SHARES
Shares sold	54,104,998	147,202,691
Issued for distributions reinvested	—	—
Shares redeemed	(76,786,221)	(185,453,622)
Net Decrease in Fund Shares	(22,681,223)	(38,250,931)

*	Unaudited

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2012 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund, Money Market Fund (the “Fund”) and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Repurchase Agreements The Fund engages in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objectives or policies. The Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105%

international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

10

Notes to Financial Statements	June 30, 2012 (Unaudited)

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Portfolio securities are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$33,466,500	$—	$33,466,500
U.S. Government Agency Obligations	—	64,500,028	—	64,500,028
Commercial Paper	—	15,949,548	—	15,949,548
Repurchase Agreements	—	63,030,000	—	63,030,000
Certificate of Deposit	—	22,500,000	—	22,500,000
Corporates	—	9,150,813	—	9,150,813
Time Deposit	—	158,821	—	158,821

Total Investments in Securities	$—	$208,755,710	$—	$208,755,710

†	See Schedule of Investments for Industry Classification

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2012:

	Corporates	Total
Balance at 12/31/11	$4,522,125	$4,522,125
Accrued discounts/premiums	(736)	(736)
Realized gain (loss)	—	—
Change in unrealized gain (loss)	128,611	128,611
Purchases	—	—
Sales	(4,650,000)	(4,650,000)
Balance at 06/30/12	$—	$—
Change in unrealized depreciation relating to securities still held at 06/30/12	$—	$—

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

11

Notes to Financial Statements	June 30, 2012 (Unaudited)

4.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is (“State Street”) with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 10% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2012.

5.	Compensation and Fees Paid to Affiliates

Advisory and Administration Fees GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

	Average Daily Net Assets of Fund		Advisory and Administration Fees
Money Market Fund	First $	100 million	.50%
	Next $	100 million	.45%
	Next $	100 million	.40%
	Next $	100 million	.35%
	Over $	400 million	.30%

GEAM has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized net yield of 0.00%. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by GEAM at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

6.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2008, 2009, 2010 and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2012, information on the tax cost of investments was as follows:

	Gross Tax		Net Tax Appreciation
Cost of Investments For Tax Purposes	Appreciation	Depreciation
$208,755,710	$—	$—	$—

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

12

Notes to Financial Statements	June 30, 2012 (Unaudited)

Amount
Short-Term	Long-Term	Expires
$147,031	$—	12/31/2016

During the year ended December 31, 2011, the Fund utilized $1,031 of prior year capital loss carryovers.

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2011.

Distributions to Shareholders The Fund declares any net investment income dividends daily and pays them monthly. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There was no reclassification for the year ended December 31, 2011.

7.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Fund and the Mid-Cap Equity Fund were liquidated. These funds ceased operations and are no longer offered for investment.

13

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

14

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified – 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

15

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

16

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

17

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer.

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

18

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Real Estate Securities Fund

Semi-Annual Report

June 30, 2012

GE Investments Funds, Inc.

Real Estate Securities Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Real Estate Securities Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Real Estate Securities Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum total return through current income and capital appreciation. The Fund seeks its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund does not invest directly in real estate.

Sector Allocation

as a % of Fair Value of $78,416 (in thousands) on June 30, 2012 (a)(b)

Top Ten Largest Holdings

as of June 30, 2012 (as a % of Fair Value)(a)(b)(c)

Simon Property Group Inc.	7.51%
Equity Residential	5.52%
Ventas Inc.	5.36%
Public Storage	5.07%
Healthcare Inc.	5.06%
Prologis Inc.	4.63%
Boston Properties Inc.	4.45%
HCP Inc.	4.30%
Digital Realty Trust Inc.	3.46%
UDR Inc.	3.23%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented to not include the Fund’s entire investment portfolio and may change at any time.
*	Less than 0.01%.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Real Estate Securities Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2012.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2012 – June 30, 2012

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return*	1,000.00	1,145.90	5.18
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.04	4.87

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% (for the period January 1, 2012—June 30, 2012), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Real Estate Securities Fund

Schedule of Investments	June 30, 2012 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Fair Value
Common Stock (REITs) — 97.1%†

Diversified — 3.1%

Vornado Realty Trust	29,760	$2,499,245

Freestanding — 2.9%

National Retail Properties Inc.	81,830	2,314,971

Healthcare — 14.9%

HCP Inc.	76,290	3,368,203
Healthcare Inc.	68,110	3,970,813
Senior Housing Properties Trust	14,740	328,997
Ventas Inc.	66,570	4,201,898
		11,869,911

Hotel — 5.4%

DiamondRock Hospitality Co.	26,610	271,422
Host Hotels & Resorts Inc.	113,050	1,788,451
LaSalle Hotel Properties	16,640	484,890
Pebblebrook Hotel Trust	15,090	351,748
RLJ Lodging Trust	62,270	1,128,955
Sunstone Hotel Investors Inc.	26,020	285,960	(a)
		4,311,426

Industrial — 4.6%

Prologis Inc.	109,370	3,634,365

Multifamily — 20.1%

American Campus Communities Inc.	18,350	825,383
AvalonBay Communities Inc.	12,970	1,834,996
BRE Properties Inc.	16,960	848,339
Camden Property Trust	21,950	1,485,356
Colonial Properties Trust	45,000	996,300
Equity Residential	69,450	4,330,902
Essex Property Trust Inc.	13,400	2,062,528
Home Properties Inc.	16,760	1,028,394
UDR Inc.	98,070	2,534,129
		15,946,327

Office — 13.6%

Alexandria Real Estate Equities Inc.	24,890	1,810,001
Boston Properties Inc.	32,210	3,490,598
Brandywine Realty Trust	23,480	289,743
CommonWealth	70,220	1,342,606
Hudson Pacific Properties Inc.	23,660	411,921
Mack-Cali Realty Corp.	50,750	1,475,302
SL Green Realty Corp.	24,670	1,979,521
		10,799,692

	Number of Shares	Fair Value

Office/Industrial — 2.6%

Duke Realty Corp.	71,680	$1,049,395
Liberty Property Trust	26,650	981,786
		2,031,181

Regional Malls — 12.8%

General Growth Properties Inc.	71,870	1,300,128
Simon Property Group Inc.	37,840	5,890,174
Taubman Centers Inc.	6,760	521,602
The Macerich Co.	41,640	2,458,842
		10,170,746

Self Storage — 5.0%

Public Storage	27,530	3,975,607

Shopping Centers — 8.7%

Acadia Realty Trust	15,090	349,786
DDR Corp.	128,130	1,875,823
Equity One Inc.	15,030	318,636
Excel Trust Inc.	12,260	146,629
Kimco Realty Corp.	105,460	2,006,904
Regency Centers Corp.	15,280	726,870
Tanger Factory Outlet Centers	47,000	1,506,350
		6,930,998

Specialty — 3.4%

Digital Realty Trust Inc.	36,100	2,710,027

Total Common Stock (REIT) (Cost $62,972,603)		77,194,496
Common Stock — 1.0%

Hotels, Resorts & Cruise Lines — 1.0%

Orient-Express Hotels Ltd. (Cost $873,790)	93,010	778,494	(a)
Other Investments — 0.0%*

GEI Investment Fund (Cost $2,205)		2,381	(c)

Total Investments in Securities (Cost $63,848,598)		77,975,371

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Real Estate Securities Fund

Schedule of Investments	June 30, 2012 (Unaudited)

	Fair Value
Short-Term Investments — 0.6%
GE Institutional Money Market Fund – Investment Class 0.04% (Cost $440,440)	$440,440	(b,c)

Total Investments (Cost $64,289,038)	78,415,811

Other Assets and Liabilities, net — 1.3%	1,070,665

NET ASSETS — 100.0%	$79,486,476

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Notes to Schedules of Investments	June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GE Investment Fund has been determined to be illiquid using procedures established by the Board of Directors.

*	Less than 0.05%.

†	Percentages are based on net assets as of June 30, 2012 .

Abbreviations:

REIT	Real Estate Investment Trust

5

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 1
	6/30/12†		12/31/11		12/31/10		12/31/09		12/31/08		12/31/07
Inception date	—				—		—		—		5/1/95
Net asset value, beginning of period	$11.58		$10.68		$8.41		$6.46		$10.87		$21.49
Income/(loss) from investment operations:
Net investment income	0.12		0.21		0.19	**	1.03		1.11		0.72
Net realized and unrealized gains/(losses) on investments	1.57		0.84		2.24		1.29		(5.05)		(3.87)
Total income/(loss) from investment operations	1.69		1.05		2.43		2.32		(3.94)		(3.15)
Less distributions from:
Net investment income	—		0.15		0.16		0.22		0.28		0.73
Return of capital	—		—		—		0.15		0.19		0.02
Net realized gains	—		—		—		—		—		6.72
Total distributions	—		0.15		0.16		0.37		0.47		7.47
Net asset value, end of period	$13.27		$11.58		$10.68		$8.41		$6.46		$10.87
TOTAL RETURN(a)	14.59%		9.85%		28.94%		35.77%		(36.03)%		(14.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$79,486		$75,012		$78,316		$70,574		$59,969		$96,650
Ratios to average net assets:
Net investment income	1.84%	*	1.73%		1.97%		4.75%		4.67%		2.59%
Net Expenses	0.97%	(b)*	1.04%	(b)	0.92%	(b)	1.04%	(b)	0.95%	(b)	0.90%
Gross Expenses	0.97%	*	1.04%		0.93%		1.04%		0.95%		0.90%
Portfolio turnover rate	23%		69%		113%		105%		121%		106%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund or, prior to 2011, in another affiliated money market fund formerly managed by GEAM.
*	Annualized for periods less than one year.
**	Per share values have been calculated using the average share method.
†	Unaudited

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2012	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $63,846,393)	$77,972,990
Investments in affiliated securities, at Fair Value (cost $2,205)	2,381
Short-term affiliated investments (at amortized cost)	440,440
Receivable for investments sold	1,370,264
Income receivables	163,779
Other assets	2,598
Total assets	79,952,452

LIABILITIES
Payable for investments purchased	106,207
Payable for fund shares redeemed	256,935
Payable to GEAM	53,410
Accrued other expenses	49,424
Total liabilities	465,976
NET ASSETS	$79,486,476

NET ASSETS CONSIST OF :
Capital paid in	72,975,027
Undistributed net investment income	873,063
Accumulated net realized loss	(8,488,387)
Net unrealized appreciation on:
Investments	14,126,773
NET ASSETS	$79,486,476

Class 1

Net Assets	79,486,476
Shares outstanding( $0.01 par value; unlimited shares authorized)	5,988,768
Net asset value per share	$13.27

The accompanying Notes are an integral part of these financial statements.

7

Statement of Operations For the period ending June 30, 2012	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$1,100,966
Interest	—
Interest from affiliated investments	255
Total Income	1,101,221

Expenses
Advisory and administration fees	333,373
Distributors Fees Class 4*	26
Director’s fees	1,544
Custody and accounting expenses	10,855
Professional fees	9,957
Other expenses	24,683
Total expenses before waiver and reimbursement	380,438
Less: Expenses waived or borne by the adviser	(514)
Net expenses	379,924
Net investment income	721,297

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain on:
Investments	4,999,869

Increase in unrealized appreciation on:
Investments	4,980,605
Net realized and unrealized gain on investments	9,980,474
Net increase in net assets resulting from operations	$10,701,771

*	Share Class 4 was closed effective June 29, 2012.

The accompanying Notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets
	Six months ended June 30, 2012 *	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investments income	$721,297	$1,357,931
Net realized gain on investments	4,999,869	11,532,642
Net increase (decrease) in unrealized appreciation / (depreciation) on investments	4,980,605	(5,488,601)
Net increase from operations	10,701,771	7,401,972
Distributions to shareholders from :
Net investment income
Class 1	—	(970,363)
Class 4 **	—	(94)
Total distributions	—	(970,457)
Increase in net assets from operations and distributions	10,701,771	6,431,515
Share transactions :
Proceeds from sale of shares
Class 1	2,818,381	6,122,446
Class 4 **	—	—
Value of distributions reinvested
Class 1	—	970,363
Class 4 **	—	94
Cost of shares redeemed
Class 1	(9,044,183)	(16,827,298)
Class 4 **	(12,375)	—
Net decrease from share transactions	(6,238,177)	(9,734,395)
Total increase (decrease) in net assets	4,463,594	(3,302,880)

NET ASSETS
Beginning of period	75,022,882	78,325,762
End of period	$79,486,476	$75,022,882
Undistributed net investment income, end of period	$873,063	$151,766

CHANGES IN FUND SHARES

Class 1
Shares sold	226,857	544,476
Issued for distributions reinvested	—	84,306
Shares redeemed	(714,390)	(1,487,970)
Net Decrease in Fund Shares	(487,533)	(859,188)

Class 4 **
Shares sold	—	—
Issued for distributions reinvested	—	8
Shares redeemed	(935)	—
Net Increase (Decrease) in Fund Shares	(935)	8

*	(Unaudited)
**	Share Class 4 was closed effective June 29, 2012

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2012 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the “Funds”), although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund (the “Fund”).

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as investment options for variable life insurance and variable annuity contracts. Class 4 shares were closed on June 29, 2012.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company.

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions.

Real Estate Investment Trusts Dividend income, attributable to real estate investment trusts (“REITs”), is recorded based on management’s estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end and may differ from the estimated amounts.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense. Expenses of the Fund are generally paid directly by the Fund; however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

10

Notes to Financial Statements	June 30, 2012 (Unaudited)

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on

NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it

11

Notes to Financial Statements	June 30, 2012 (Unaudited)

at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$77,972,990	$—	$—	$77,972,990
Other Investments	—	2,381	—	2,381
Short-Term Investments	440,440	—	—	440,440
Total Investments in Securities	$78,413,430	$2,381	$—	$78,415,811
† See Schedule of Investments for Industry Classifications

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i)33.33% of the Fund’s assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2012.

5.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

Average Daily Net Assets of Fund	Advisory and Administration Fees
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Distribution and Service (12b-1) Fees Prior to the closure of Class 4 shares on June 29, 2012, the Company had adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 4 shares of the Fund. Under the Plan, the Fund could compensate GE Investment Distributors, Inc. (“GEID”), a wholly-owned subsidiary of GEAM and the Fund’s principal distributor, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund’s Class 4

12

Notes to Financial Statements	June 30, 2012 (Unaudited)

shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer such share class as an investment option. The amount of compensation paid under the Plan by the Fund’s Class 4 shares was not to exceed 0.45% of the average daily net assets of the Fund attributable to such share class.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

6.	Sub-advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, Urdang Securities Management, Inc. (“Urdang”) is the Sub-Adviser to the Fund. Urdang is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Urdang monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2012 were as follows:

Non U.S. Gov’t Securities
Purchases	Sales
$17,742,511	$22,861,728

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Funds’ net assets required under ASC 740. The Fund’s 2008, 2009, 2010 and 2011 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2012, information on the tax cost of investments was as follows:

	Gross Tax		Net Tax Appreciation
Cost of Investments For Tax Purposes	Appreciation	Depreciation
$65,664,126	$14,234,090	$(1,482,405)	$12,751,685

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

As of December 31, 2011, the Fund has capital loss carryovers as follows:

Amount
Short-Term	Long-Term	Expires
$11,619,641	$—	12/31/2017

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

13

Notes to Financial Statements	June 30, 2012 (Unaudited)

unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2011, the Fund utilized $10,263,859 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2011.

The tax composition of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2011	$970,457	$—	$970,457
2010	$1,190,970	$—	$1,190,970

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually.

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS), investments organized as partnerships for tax purposes; and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2011 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
($336,940)	$348,439	($11,499)

9.	Subsequent Events

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. As of August 3, 2012, the assets of the Mid-Cap Equity Fund and the Money Market Fund were liquidated. These funds ceased operations and are no longer offered for investment.

14

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors. Information pertaining to the Directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    63

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investments Distributors, Inc since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director, GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

15

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    42

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 6 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

16

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 15 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of Neuroscience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006-2008 and Trustee of Gregorian University Foundation from 1992-2007.

17

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    65

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 1 year.

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    49

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – Less than 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

18

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Officers of the Investment Adviser

Dmitri Stockton, President and Chief Executive Officer

Cheryl H. Beacock, Senior Vice President, Human Resources

George A. Bicher, Chief Risk Officer

Paul M. Colonna, President and Chief Investment Officer – Public Investments

Michael J. Cosgrove, President of Mutual Funds and Global Investment Programs

Gregory B. Hartch, Senior Vice President – Strategy and Business Development Leader

Ralph R. Layman, Executive Vice President and Chief Investment Officer Emeritus Public Equities

Maureen B. Mitchell, President of Global Sales and Marketing

Steven M. Rullo, Senior Vice President – Services and Technology

Matthew J. Simpson, Executive Vice President, General Counsel and Secretary

Donald W. Torey, President and Chief Investment Officer – Alternative Investments

David Wiederecht, President and Chief Investment Officer – Investment Solutions

Jessica Holscott, Executive Vice President, Chief Financial Officer*

*	Effective August 1, 2012, Ms. Holcott replaced Tracie A. Winbigler as Executive Vice President and Chief Financial Officer.

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

19

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Applicable only to an annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable only to an annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable only to an annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Applicable only to an annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Attached as part of ITEM 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable only to Closed-End Management Investment Companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable only to Closed-End Management Investment Companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Applicable only to Closed-End Management Investment Companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11.	CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Arthur A. Jensen as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE INVESTMENTS FUNDS, INC

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: August 27, 2012

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: August 27, 2012

EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.